                                                           400 Bellevue Parkway

                                                                      4th Floor
[Logo of Provident Institutional Funds]                    Wilmington, DE 19809
                                                                 (302) 797-2000
                                                                    www.pif.com

                                                                    May 4, 2000

Dear Shareholder:

  We are pleased to present the Semi-Annual Report to Shareholders of Provident Institutional Funds for the period ended April 30, 2000.

  Included is the Investment Adviser's Report with commentary on the United States' economy and its continued strength and growth. The Adviser's commentary also focuses on the strong performance and asset growth in our Funds.

  Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our institutional investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                      Sincerely,

                                      /s/ Rodney D. Johnson
                                      Rodney D. Johnson
                                      Chairman

                         PROVIDENT INSTITUTIONAL FUNDS
                 Semi-Annual Report of the Investment Adviser

  The U.S. economy roared ahead in the final quarter of last year, paced by a 7.3% increase in gross domestic product (GDP), the strongest quarterly gain in sixteen years. For all of 1999, the economy expanded by 4.2%, the third consecutive year of better than 4% growth. Corporate profits rose 2.7% in the fourth quarter and 8.8% for the year. Consumer spending continued to fuel the economy's expansion, with auto sales and retail sales, setting 13 and 15-year records, respectively. In the first quarter, growth slowed slightly to 5.4% but remained well above the Federal Reserve's target, as the wealth effect of higher stock market valuation kept consumers optimistic. Even a doubling in energy prices and four increases in short-term interest rates since last November by the Fed did very little to curb consumers' appetites. Price indices, however, did begin to show the effect of higher oil prices and a strong economy. The year-over-year gain in consumer prices rose to 3.0% in April, as compared to only 2.3% in April of 1999.

  The Federal Reserve maintained a strong hold on monetary policy during the period, raising the federal funds rate 25 basis points at its November, February and March meetings and 50 basis points in May. The current rate of 6.50% is 1.75% above the level a year ago. Further monetary tightening is also anticipated before the end of the year. The money market yield curve has flattened over the period as the increase in 6-12 month yields have been less than that experienced on overnight instruments. Most of the portfolios' investments, therefore, have tended to be short, in the one to three-month area. In addition, the prospect of higher rates ahead has also encouraged us to maintain moderately short average weighted maturities across the portfolios. The use of variable rate securities, such as obligations based on one and three-month LIBOR, as well as others that reset based on the federal funds and prime rates, also kept the portfolios responsive to changes in short-term interest rates during the last six months.

  Total assets of the Trust's ten portfolios were $24.5 billion on April 30, 2000, versus $23.6 billion on October 31, 1999. The Y2K phenomena was not the event widely predicted and all the portfolios experienced lighter redemption pressure than was anticipated. The first quarter of 2000 was a particularly strong period of growth, with assets averaging $28 billion versus $25.7 billion in the fourth quarter.

  The performance of the portfolios continued to be very competitive within their respective peer groups. For the one year period ended April 30, 2000, all the Trust's portfolios, except for Treasury Trust, ranked in the top quartile of their peer groups, according to Lipper Funds, Inc. TempFund's performance placed it #31 out of 203 funds, while TempCash was #34 in the same institutional category. Among the Treasury funds, T-Fund ranked #10 out of 123 funds, while Treasury Trust was #39. In the U.S. government funds category, FedTrust was 21st out of 98 funds, while FedFund was #18. The municipal portfolios also performed well in the year ended April. MuniCash was ranked #9 out of 90 institutional funds, while MuniFund was #21. Finally, CalMoney ranked #4 out of 52 California funds, and NY Money placed #3 out of 52 New York funds. The funds' conservative investment philosophy, the focus on credit quality and research, and their competitive expense ratios all played a role in this performance. Of course, past performance is no guarantee of future results.

  We appreciate your continued interest in the Provident Institutional Funds, and look forward to meeting your institutional liquidity needs in the future.

                                         BlackRock Institutional Management
                                          Corporation

                         Provident Institutional Funds
                               TempFund Portfolio
                            Statement of Net Assets
                                 April 30, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------


                                               Maturity   Par
Investments in Securities                        Date    (000)        Value
-------------------------                      -------- -------- ---------------

CERTIFICATES OF DEPOSIT--5.1%
Domestic Certificates Of Deposit
 Bank One Illinois (A-1, P-1)
 6.10%.......................................  06/30/00 $100,000 $   100,000,000
 FCC National Bank (A-1, P-1)
 6.03%.......................................  08/11/00  100,000      99,986,623
 First National Bank of Chicago (A-1, P-1)
 5.60%.......................................  06/14/00  100,000      99,994,221
 First Union National Bank (A-1, P-1)
 5.56%.......................................  06/02/00   50,000      50,000,000
 Wilmington Trust Co. (A-1, P-1)
 5.99%.......................................  05/18/00  170,000     169,999,209
 6.05%.......................................  06/01/00  150,000     150,000,000
 6.20%.......................................  06/23/00   75,000      75,000,000
                                                                 ---------------
  Total.........................................................     744,980,053
                                                                 ---------------
COMMERCIAL PAPER--62.2%
Abrasive Asbestos & Miscellaneous Nonmetallic Mineral Products--
 0.5%
 Minnesota Mining & Manufacturing (A-1+, P-1)
 6.00%.......................................  06/19/00   50,000      49,591,667
 6.00%.......................................  06/20/00    4,861       4,820,492
 6.00%.......................................  06/27/00   12,614      12,494,167
                                                                 ---------------
                                                                      66,906,326
                                                                 ---------------
Asset Backed Securities--17.7%
 Barton Capital Corp. (A-1+, P-1)
 6.05%.......................................  05/23/00  170,375     169,745,086
 Corporate Receivables Corp. (A-1+, P-1)
 6.08%.......................................  05/19/00  100,000      99,696,000
 6.09%.......................................  05/23/00  100,000      99,627,833
 6.07999%....................................  06/20/00  100,000      99,155,556
 Dakota Certificates Program (A-1+, P-1)
 6.09999%....................................  06/09/00   50,000      49,669,584
 6.10%.......................................  06/12/00   47,200      46,864,093
 6.09999%....................................  06/13/00   57,000      56,584,692
 6.10%.......................................  06/16/00   75,000      74,415,417
 Delaware Funding Corp. (A-1+, P-1)
 6.04%.......................................  05/17/00  100,054      99,785,411
 Edison Asset Securitzation LLC (A-1+, P-1)
 6.03%.......................................  05/12/00  153,234     152,951,666
 Grand Funding Corp. (A-1+, P-1)
 6.05%.......................................  05/09/00   25,000      24,966,389
 6.05%.......................................  05/16/00  206,289     205,768,980

                                           Maturity   Par
Investments in Securities                    Date    (000)        Value
-------------------------                  -------- -------- ---------------

COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
 6.05%...................................  05/17/00 $ 75,000 $    74,798,333
 6.09999%................................  05/17/00   19,900      19,846,049
 6.05%...................................  05/22/00   50,000      49,823,542
 6.09999%................................  06/12/00   65,450      64,984,214
 6.09999%................................  06/15/00   25,003      24,812,352
 6.09999%................................  06/16/00   75,000      74,415,417
 Pooled Accounts Receivable Capital Corp. (A-1+, P-1)
 6.05%...................................  05/03/00   25,240      25,231,517
 6.04999%................................  05/04/00   25,216      25,203,287
 6.04999%................................  05/12/00   26,669      26,619,699
 6.05%...................................  05/16/00   26,000      25,934,458
 6.07%...................................  05/22/00   34,245      34,123,744
 6.10%...................................  05/22/00   25,268      25,178,088
 6.09%...................................  06/05/00   35,337      35,127,776
 6.09%...................................  06/14/00  101,575     100,818,943
 Sheffield Receivables Corp. (A-1+, P-1)
 6.05%...................................  05/15/00  352,805     351,974,928
 6.09%...................................  05/22/00   22,300      22,220,779
 6.07999%................................  06/14/00  160,000     158,811,022
 Special Purpose Accounts Receivable (A-1, P-1)
 6.07%...................................  05/09/00   90,000      89,878,600
 Trident Capital Finance, Inc. (A-1+, P-1)
 6.08%...................................  06/05/00  181,575     180,501,690
                                                             ---------------
                                                               2,589,535,145
                                                             ---------------
Beverages--0.7%
 Coca-Cola Co. (A-1, P-1)
 6.08%...................................  05/22/00  100,000      99,645,333
                                                             ---------------
Food & Kindred Products--0.4%
 Campbell Soup Co. (A-1+, P-1)
 5.87%...................................  06/19/00   50,000      49,600,514
                                                             ---------------
Insurance Agents, Brokers--1.1%
 Marsh USA Inc. (A-1+, P-1)
 5.87%...................................  05/05/00  100,000      99,934,778
 5.87%...................................  05/11/00   58,000      57,905,428
                                                             ---------------
                                                                 157,840,206
                                                             ---------------
Insurance Carriers--2.6%
 Aegon Funding Corp. (A-1+, P-1)
 5.87%...................................  05/01/00   93,000      93,000,000
 5.90%...................................  05/02/00   58,000      57,990,494

                               TempFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

COMMERCIAL PAPER (continued)
Insurance Carriers (continued)
 5.88%.......................................  05/11/00 $103,000 $   102,831,767
 5.88%.......................................  05/17/00   50,000      49,869,333
 5.90%.......................................  05/17/00   81,000      80,787,600
                                                                 ---------------
                                                                     384,479,194
                                                                 ---------------
Life Insurance--1.3%
 Prudential Funding Corp. (A-1, P-1)
 6.05%.......................................  06/12/00  100,000      99,294,167
 6.20%.......................................  09/07/00  100,000      97,778,333
                                                                 ---------------
                                                                     197,072,500
                                                                 ---------------
Miscellaneous Business Credit Institutions--1.7%
 National Rural Utilities Coop. Finance Corp. (A-1+, P-1)
 6.05%.......................................  08/07/00   60,000      59,011,833
 6.08%.......................................  09/12/00   52,000      50,823,182
 6.12%.......................................  09/13/00   50,000      48,852,500
 6.12%.......................................  09/14/00   25,000      24,422,000
 6.12%.......................................  09/18/00   75,000      73,215,000
                                                                 ---------------
                                                                     256,324,515
                                                                 ---------------
Motor Vehicles--3.4%
 DaimlerChrysler North America Holding Corp. (A-1, P-1)
 5.89%.......................................  05/02/00  200,000     199,967,278
 5.89%.......................................  05/03/00  100,000      99,967,278
 5.90%.......................................  05/18/00  100,000      99,721,389
 6.04%.......................................  05/19/00  100,000      99,698,000
                                                                 ---------------
                                                                     499,353,945
                                                                 ---------------
Motors & Generators--2.6%
 Emerson Electric Co. (A-1+, P-1)
 6.07%.......................................  05/01/00  100,000     100,000,000
 5.87%.......................................  05/17/00   75,000      74,804,333
 6.08%.......................................  05/24/00  200,000     199,223,111
                                                                 ---------------
                                                                     374,027,444
                                                                 ---------------
Personal Credit Institutions--4.6%
 Associates First Capital Corp. (A-1, P-1)
 5.88%.......................................  05/01/00  100,000      100,00,000
 Ford Motor Credit (A-1, P-1)
 6.01999%....................................  05/10/00  100,000      99,849,500

Investments                               Maturity   Par
in Securities                               Date    (000)        Value
-------------                             -------- -------- ---------------

COMMERCIAL PAPER (continued)
Personal Credit Institutions (continued)
 General Motors Acceptance Corp. (A-1, P-1)
 5.89%..................................  05/02/00 $ 75,000 $    74,987,729
 5.91%..................................  05/08/00  200,000     199,770,167
 5.91%..................................  05/09/00  200,000     199,737,333
                                                            ---------------
                                                                674,344,729
                                                            ---------------
Security Brokers & Dealers--17.6%
 Bear Stearns Co., Inc. (A-1, P-1)
 6.02%..................................  06/16/00  282,000     279,830,793
 Credit Suisse First Boston Inc. (A-1+, P-1)
 5.90%..................................  05/09/00  200,000     199,737,778
 Goldman Sachs Group, Inc. (A-1+, P-1)
 6.13%..................................  05/22/00  100,000      99,642,417
 Goldman Sachs Group, Inc. (A-1+, P-1)
 6.08%..................................  05/25/00  300,000     298,784,000
 Merrill Lynch & Co., Inc. (A-1+, P-1)
 5.95%..................................  05/31/00  250,000     248,760,417
 6.13%..................................  07/25/00  200,000     197,105,278
 Morgan Stanley Dean Witter & Co. (A-1, P-1)
 5.93%..................................  05/17/00  200,000     199,472,889
 5.95%..................................  05/30/00  300,000     298,562,083
 6.02%..................................  06/12/00   65,000      64,543,483
 Salomon Smith Barney Holdings, Inc. (A-1, P-1)
 5.89%..................................  05/11/00  100,000      99,836,389
 6.01%..................................  05/17/00  200,000     199,465,778
 6.12%..................................  06/06/00  200,000     198,776,000
 6.13%..................................  07/05/00  100,000      98,893,194
 6.13%..................................  07/11/00  100,000      98,791,028
                                                            ---------------
                                                              2,582,201,527
                                                            ---------------
Services--Equipment Rental & Leasing--0.7%
 HD Real Estate Funding Corp. (A-1+, P-1)
 5.93%..................................  05/23/00  107,000     106,612,244
                                                            ---------------
Short-Term Business Credit Institutions--4.9%
 CIT Group Holdings, Inc. (A-1, P-1)
 6.09%..................................  05/22/00  100,000      99,644,750
 General Electric Capital Corp. (A-1+, P-1)
 5.92%..................................  05/08/00  125,000     124,856,111
 5.92%..................................  06/06/00  150,000     149,112,000
 5.95%..................................  06/07/00  125,000     124,235,590

                               TempFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                               Maturity   Par
in Securities                               Date    (000)        Value
-------------                             -------- -------- ---------------

COMMERCIAL PAPER (continued)
Short-Term Business Credit Institutions (continued)
 6.13%..................................  08/07/00 $125,000 $   122,914,097
 5.96%..................................  08/15/00  100,000      98,245,111
                                                            ---------------
                                                                719,007,659
                                                            ---------------
Soaps & Detergents Cleaning--1.7%
 Procter & Gamble Co. (A-1+, P-1)
 6.04%..................................  05/17/00  100,000      99,731,556
 6.07%..................................  05/18/00  100,000      99,713,361
 6.09%..................................  05/22/00   50,000      49,822,375
                                                            ---------------
                                                                249,267,292
                                                            ---------------
Telephone Communications--0.7%
 SBC Communications (A-1+, P-1)
 6.00%..................................  06/01/00   43,740      43,514,010
 6.00%..................................  06/05/00   28,000      27,836,667
 6.14%..................................  08/07/00   22,496      22,119,992
 6.17%..................................  09/05/00   14,410      14,096,346
                                                            ---------------
                                                                107,567,015
                                                            ---------------
 Total.....................................................   9,113,785,588
                                                            ---------------
TIME DEPOSITS--5.1%
 Citibank, N.A. (A-1+, P-1)
 5.875%.................................  05/01/00  100,000     100,000,000
 Suntrust Bank (A-1+, P-1)
 5.875%.................................  05/01/00  240,000     240,000,000
 6.00%..................................  05/01/00  400,000     400,000,000
                                                            ---------------
 Total.....................................................     740,000,000
                                                            ---------------
VARIABLE RATE OBLIGATIONS**--18.6%
Banks--14.2%
 American Express Centurion Bank (A-1, P-1)
 6.18%..................................  05/01/00  100,000     100,000,000
 Bank of America N.A. (A-1+, P-1)
 6.17%..................................  05/01/00  250,000     250,000,000
 6.16%..................................  05/26/00   65,000      65,061,956
 Bank One Corp. (A-1, P-1)
 6.11%..................................  05/18/00   15,000      15,003,555
 6.20%..................................  06/13/00  196,000     195,968,642
 6.43813%...............................  07/26/00   25,000      25,025,458

Investments                               Maturity   Par
in Securities                               Date    (000)        Value
-------------                             -------- -------- ---------------

VARIABLE RATE OBLIGATIONS** (continued)
Banks (continued)
 Citigroup Inc. (A-1+, P-1)
 6.09625%...............................  05/04/00 $125,000 $   125,000,000
 First Union National Bank (A-1, P-1)
 6.18%..................................  05/01/00  150,000     150,000,000
 6.16%..................................  05/17/00  200,000     200,000,000
 Key Bank National Association (A-1, P-1)
 6.19%..................................  05/25/00  153,000     153,000,000
 SMM Trust Series 1999A (A-1+, P-1)
 6.40%..................................  07/13/00  335,000     335,000,000
 SMM Trust Series 1999G (A-1+, P-1)
 6.2125%................................  05/03/00  250,000     250,000,000
 SMM Trust Series 2000B (A-1+, P-1)
 6.15%..................................  05/13/00  225,000     225,000,000
                                                            ---------------
                                                              2,089,059,611
                                                            ---------------
Miscellaneous Business Credit Institutions--1.6%
 National Rural Utilities Coop. Finance Corp. (A-1+, P-1)
 6.26%                                    07/24/00  242,000     242,000,000
                                                            ---------------
Petroleum Refining--0.4%
 Texaco Capital, Inc. (A-1, P-1)
 5.94125%...............................  05/03/00   60,000      59,999,677
                                                            ---------------
Security Brokers & Dealers--1.7%
 Merrill Lynch & Co., Inc. (A-1+, P-10
 6.20875%...............................  06/05/00   72,000      72,084,688
 6.24%..................................  07/12/00  171,000     170,967,362
                                                            ---------------
                                                                243,052,050
                                                            ---------------
Short-Term Business Credit Institutions--0.7%
 General Electric Capital Corp. (A-1+, P-1)
 6.04875%...............................  05/12/00  100,000     100,000,000
                                                            ---------------
  Total....................................................   2,734,111,338
                                                            ---------------
MEDIUM TERM NOTES--1.6%
Security Brokers & Dealers
 Goldman Sachs Group, Inc. (A-1+, P-1)
 6.10%..................................  05/03/00   75,000      75,000,000
 6.10%..................................  05/10/00  165,000     165,000,000
                                                            ---------------
  Total....................................................     240,000,000
                                                            ---------------

                              TempFund Portfolio
                      Statement of Net Assets (Continued)
-------------------------------------------------------------------------------

Investments                               Maturity   Par
in Securities                               Date    (000)        Value
-------------                             -------- -------- ---------------

REPURCHASE AGREEMENTS-- 7.6%
 Morgan (J.P.) Securities, Inc.
 5.62%..................................  05/01/00 $200,000 $   200,000,000
 (Agreement dated 04/28/00 to be repurchased at
  $200,093,667, collateralized by $239,448,631 Federal
  National Mortgage Association Bonds 6.00% due 02/01/29.
  The market value is $206,000,000.)
 Morgan Stanley & Co., Inc.
 5.9625%................................  05/01/00  268,400     268,400,000
 (Agreement dated 04/28/00 to be repurchased at
  $268,533,361, collateralized by $290,176,491 Federal
  Home Loan Bank Bonds 0.00% to 7.39% due from 03/21/01 to
  01/29/18. The market value is $275,477,237.)
 6.0125%................................  05/01/00  450,000     450,000,000
 (Agreement dated 04/28/00 to be repurchased at
  $450,225,469, collateralized by $486,510,509 Federal
  Home Loan Bank Bonds 0.00% to 7.39% due from 03/21/01 to
  01/29/18. The market value is $461,865,710.)
 Warburg Dillon Read
 5.61%..................................  05/01/00  200,000     200,000,000
 (Agreement dated 04/28/00 to be repurchased at
  $200,093,500 collateralized by $201,535,000 U.S.
  Treasury Notes 5.875% to 6.125% due 11/30/01 to
  12/31/01. The market value is $204,002,901.)
                                                            ---------------
  Total Repurchase Agreements
  (Cost $645,800,000)......................................   1,118,400,000
                                                            ---------------

                                                                     Value
                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $14,691,276,979*)...............................  100.2% $14,691,276,979
LIABILITIES IN EXCESS OF OTHER ASSETS..................   (0.2)     (30,060,862)
                                                         -----  ---------------
NET ASSETS (Equivalent to $1.00 per share based on
 14,078,686,622 Fund Shares, 551,546,644 Dollar Shares
 and 31,249,314 Cash Management Shares outstanding.....  100.0% $14,661,216,117
                                                         =====  ===============
NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($14,661,216,117 / 14,661,482,580)...........................            $1.00
                                                                          =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of April 30, 2000, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                               TempFund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------


                               TempFund Portfolio
                              Maturity Information
                                 April 30, 2000
                                  (Unaudited)

    Maturity                           Par                                           Percentage
  ------------                    --------------                                     ----------
     1-30 Days                    $9,763,995,000                                        66.3%
    31-60 Days                     2,977,355,000                                        20.2
    61-90 Days                     1,273,000,000                                         8.6
   91-120 Days                       407,496,000                                         2.8
  121-150 Days                       316,410,000                                         2.1

                       Average Weighted Maturity--30 days


The Duff & Phelps, Fitch Investors Service, Moody's Investors Service, Standard & Poor's Ratings Service and TBW, Inc. ratings of the investments are believed to be the most recent ratings available at April 30, 2000.


                See accompanying notes to financial statements.

                         Provident Institutional Funds
                               TempCash Portfolio
                            Statement of Net Assets
                                 April 30, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS--1.7%
 Federal National Mortgage Association Discount Notes
 5.83%........................................  05/25/00 $ 50,000 $   49,805,667
                                                                  --------------
  Total..........................................................     49,805,667
                                                                  --------------
CERTIFICATES OF DEPOSIT--0.9%
Domestic Certificates Of Deposit
 Wilmington Trust Co. (A-1, P-1)
 6.11%........................................  06/12/00   25,000     25,000,000
                                                                  --------------
  Total..........................................................     25,000,000
                                                                  --------------
COMMERCIAL PAPER--72.5%
Asset Backed Securities--26.6%
 Corporate Receivable Corp. (A-1+, P-1)
 6.09999%.....................................  06/19/00   98,000     97,186,328
 Delaware Funding Corp. (A-1+, P-1)
 6.10%........................................  06/21/00   50,389     49,953,555
 Emerald Certificates Program (A-1+,Ph1)
 6.08%........................................  05/15/00   50,000     49,881,778
 6.08%........................................  05/16/00   40,000     39,898,667
 6.08%........................................  05/17/00   25,000     24,932,444
 Fairway Finance, Ltd. (A-1, P-1)
 6.08%........................................  05/25/00   25,000     24,898,667
 6.09999%.....................................  06/13/00   52,133     51,753,153
 6.09999%.....................................  06/14/00   35,000     34,739,055
 Grand Funding Corp. (A-1+, P-1)
 6.07999%.....................................  05/05/00   50,000     49,966,222
 6.04%........................................  05/17/00   75,000     74,798,667
 K2 (USA) LLC (A-1+, P-1)
 6.09999%.....................................  06/30/00   33,500     33,159,417
 6.275%.......................................  09/15/00   54,500     53,198,548
 Monte Rosa Capital Corp. (A-1+, P-1)
 6.09999%.....................................  06/19/00   12,560     12,455,717
 Moriarty, Ltd. (A-1+, P-1)
 6.09999%.....................................  06/12/00   79,600     79,033,513
 Pooled Accounts Receivable Capital Corp.
  (A-1+, P-1)
 6.07%........................................  05/22/00   15,090     15,036,569
 Special Purpose Accounts Receivable (A-1, P-1)
 5.97%........................................  05/15/00   50,000     49,883,917
 6.12%........................................  06/06/00   20,000     19,877,600
                                                                  --------------
                                                                     760,653,817
                                                                  --------------

Investments                                Maturity   Par
in Securities                                Date    (000)       Value
-------------                              -------- -------- --------------

COMMERCIAL PAPER (continued)
Banks--1.7%
 AB Spintab (A-1, P-1)
 5.95%...................................  05/31/00 $ 50,000 $   49,752,083
                                                             --------------
Life Insurance--4.1%
 AON Corp. (A-1+, P-2, D-1+)
 6.06%...................................  05/10/00   38,000     37,942,430
 6.06999%................................  05/19/00   21,420     21,354,990
 6.08%...................................  05/25/00   37,000     36,850,027
 6.08%...................................  05/26/00   22,496     22,401,017
                                                             --------------
                                                                118,548,464
                                                             --------------
Motor Vehicle Parts & Accessories--5.6%
 Eaton Corp. (A-2, P-1, F1)
 5.95%...................................  05/08/00  100,000     99,884,305
 6.03%...................................  05/10/00   20,000     19,969,850
 6.10%...................................  05/18/00   40,000     39,884,778
                                                             --------------
                                                                159,738,933
                                                             --------------
Natural Gas Transmission & Distribution--1.0%
 Duke Capital (A-1, P-2, D-1)
 6.14%...................................  05/12/00   30,000     29,943,716
                                                             --------------
Personal Credit Institutions--3.2%
 Countrywide Funding Corp. (A-1, P-2, F1)
 6.06%...................................  05/12/00   65,400     65,278,901
 6.08%...................................  05/25/00   25,000     24,898,667
                                                             --------------
                                                                 90,177,568
                                                             --------------
Petroleum Refining--3.1%
 Repsol International Finance BV (A-2, P-1, F1)
 6.00%...................................  05/09/00   73,500     73,402,000
 6.00%...................................  05/16/00   15,000     14,962,500
                                                             --------------
                                                                 88,364,500
                                                             --------------
Pharmaceutical Preparations--2.4%
 American Home Products Corp. (A-1, P-1)
 6.07%...................................  05/16/00   68,500     68,326,752
                                                             --------------
Security Brokers & Dealers--17.1%
 Bear Stearns Co., Inc. (A-1, P-1)
 5.86%...................................  05/01/00   75,000     75,000,000

                               TempCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                Maturity   Par
in Securities                                Date    (000)       Value
-------------                              -------- -------- --------------

COMMERCIAL PAPER (continued)
Security Brokers & Dealers (continued)
 Donaldson, Lufkin & Jenrette, Inc.
  (A-2, P-2, F1, D-1)
 6.09999%................................  05/16/00 $ 25,000 $   24,936,458
 6.15%...................................  06/20/00   50,000     49,572,917
 Goldman Sachs GP (A-1+, P-1)
 6.09%...................................  05/12/00  125,000    124,767,396
 Merrill Lynch & Co., Inc. (A-1+, P-1)
 6.14999%................................  07/10/00   40,000     39,521,667
 Morgan Stanley Dean Witter & Co. (A-1, P-1)
 5.95%...................................  05/05/00   25,000     24,983,472
 5.93%...................................  05/17/00   25,000     24,934,111
 6.05%...................................  05/30/00   75,000     74,634,479
 Painewebber Group, Inc. (A-2, P-2, F1, T-1)
 6.12%...................................  05/24/00   50,000     49,804,500
                                                             --------------
                                                                488,155,000
                                                             --------------
Short-Term Business Credit Institutions--4.9%
 Heller Financial, Inc. (A-2, P-2, F1, D-1)
 6.10%...................................  05/15/00   25,000     24,940,694
 6.10999%................................  05/15/00   25,000     24,940,597
 6.09999%................................  05/16/00   50,000     49,872,917
 6.10%...................................  05/19/00   10,000      9,969,500
 6.10%...................................  05/30/00   30,000     29,852,583
                                                             --------------
                                                                139,576,291
                                                             --------------
Switchgear & Switchboard Apparatus--1.8%
 Cooper Industries (A-2, P-1, D-1)
 6.13%...................................  05/17/00   50,000     49,863,778
                                                             --------------
Telephone Communications--1.0%
 MCI Worldcom (A-2, P-2, F1, D-1)
 6.00%...................................  06/01/00   30,000     29,845,000
                                                             --------------
  Total.....................................................  2,072,945,902
                                                             --------------
TIME DEPOSITS--8.5%
 Citibank, N.A. (A-1+, P-1)
 5.875%..................................  05/01/00  100,000    100,000,000
 Skandinaviska Enskilda Banken (A-1, P-1)
 6.0625%.................................  05/01/00  100,000    100,000,000
 Suntrust Bank Atlanta (A-1+, P-1)
 5.875%..................................  05/01/00   44,400     44,400,000
                                                             --------------
  Total.....................................................    244,400,000
                                                             --------------

VARIABLE RATE OBLIGATIONS**--16.8%
Banks--7.9%
 Bayerische Hypo-Und Vereinsbank (A-1+, P-1)
 6.04%...................................  05/15/00 $ 75,000 $   74,997,717
 SMM Trust Series 200B (A-1+, P-1)
 6.15%...................................  05/15/00  150,000    150,000,000
                                                             --------------
                                                                224,997,717
                                                             --------------
Life Insurance--4.4%
 Allstate Life Insurance Co. (A-1, P-1)
 6.19475%................................  05/01/00   50,000     50,000,000
 Monumental Life Insurance Co. (A-1+, P-1)
 6.26%...................................  05/01/00   75,000     75,000,000
                                                             --------------
                                                                125,000,000
                                                             --------------
Personal Credit Institutions--2.8%
 American Honda Finance Corp. (A-1, P-1)
 6.04875%................................  05/15/00   80,000     79,999,390
                                                             --------------
Security Brokers & Dealers--1.7%
 Merrill Lynch & Co., Inc. (A-1+, P-1)
 6.24%...................................  07/12/00   50,000     49,990,457
                                                             --------------
  Total.....................................................    479,987,564
                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $2,872,139,133*)..........................     100.4% 2,872,139,133
LIABILITIES IN EXCESS OF OTHER ASSETS.............      (0.4)   (11,598,882)
                                                      ------ --------------
NET ASSETS (Equivalent to $1.00 per share
 based on 2,481,063,189 Fund Shares and
 379,780,462 Dollar Shares outstanding)...........     100.0%$2,860,540,251
                                                      =====================
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($2,860,540,251 / 2,860,843,651).................                    $1.00
                                                                      =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The rate shown is the rate as of April 30, 2000 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

                               TempCash Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------


                               TempCash Portfolio
                              Maturity Information
                                 April 30, 2000
                                  (Unaudited)

    Maturity                           Par                                           Percentage
    --------                      --------------                                     ----------
     1-30 Days                    $2,200,806,000                                        76.4%
    31-60 Days                       502,682,000                                        17.4
    61-90 Days                       123,500,000                                         4.3
  121-150 Days                        54,500,000                                         1.9

                       Average Weighted Maturity--25 days


The Duff & Phelps, Fitch Investors Service, Moody's Investors Service, Standard & Poor's Ratings Service and TBW, Inc. ratings of the investments are believed to be the most recent ratings available at April 30, 2000.


                See accompanying notes to financial statements.

                         Provident Institutional Funds
                               FedFund Portfolio
                            Statement of Net Assets
                                 April 30, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                        Maturity     Par
in Securities                                        Date      (000)      Value
-------------                                      --------------------------------

U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS--63.8%
Federal Agricultural Mortgage Corporation Discount Notes--0.4%
 5.96%...........................................   06/14/00 $   3,605 $  3,578,740
                                                                       ------------
Federal Home Loan Bank Bonds--2.3%
 5.52%...........................................   08/02/00    20,000   19,995,121
                                                                       ------------
Federal Home Loan Bank Variable Rate
 Notes**--5.3%
 6.13%...........................................   07/05/00    25,000   24,992,672
 5.99%...........................................   07/06/00    20,000   19,996,373
                                                                       ------------
                                                                         44,989,045
                                                                       ------------
Federal Home Loan Mortgage Corporation
 Bonds--2.3%
 5.55%...........................................   07/14/00    10,000    9,983,916
 5.99%...........................................   12/06/00    10,000    9,993,478
                                                                       ------------
                                                                         19,977,394
                                                                       ------------
Federal Home Loan Mortgage Corporation Discount Notes--12.3%
 5.865%..........................................   06/01/00    30,000   29,848,487
 5.88%...........................................   06/08/00    20,000   19,875,867
 5.94%...........................................   06/15/00    20,000   19,851,500
 5.95%...........................................   06/15/00     6,282    6,235,278
 6.03%...........................................   06/29/00    10,000    9,901,175
 6.04%...........................................   07/13/00    20,000   19,755,044
                                                                       ------------
                                                                        105,467,351
                                                                       ------------
Federal Home Loan Mortgage Corporation Variable Rate Notes**--2.9%
 5.935%..........................................   05/18/00    25,000   24,999,071
                                                                       ------------
Federal National Mortgage Association
 Bonds--4.7%
 5.10%...........................................   05/19/00    15,000   14,998,942
 5.46%...........................................   06/21/00    10,000    9,999,735
 6.57%...........................................   04/26/01    15,000   14,984,466
                                                                       ------------
                                                                         39,983,143
                                                                       ------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)      Value
-------------                                  -------- -------- ------------

U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS (continued)
Federal National Mortgage Association Discount Notes--9.4%
 5.52%.......................................  05/18/00 $ 31,000 $ 30,919,193
 5.95%.......................................  06/15/00   20,000   19,851,250
 6.04%.......................................  07/13/00   30,000   29,632,567
                                                                 ------------
                                                                   80,403,010
                                                                 ------------
Federal National Mortgage Association Variable Rate Notes**--
 13.7%
 6.06%.......................................  05/01/00   28,000   27,997,063
 5.95%.......................................  05/02/00   25,000   24,995,712
 5.92%.......................................  05/04/00   20,000   19,996,885
 5.89%.......................................  05/10/00   25,000   24,999,631
 6.03875%....................................  06/22/00   20,000   19,998,600
                                                                 ------------
                                                                  117,987,891
                                                                 ------------
Student Loan Marketing Association Master Notes**--3.5%
 5.882%......................................  05/02/00   30,000   30,000,000
                                                                 ------------
Student Loan Marketing Association Variable Rate Notes**--7.0%
 5.932%......................................  05/02/00   20,000   20,000,000
 6.432%......................................  05/02/00   20,000   20,019,802
 6.482%......................................  05/02/00   20,000   20,000,000
                                                                 ------------
                                                                   60,019,802
                                                                 ------------
  Total.........................................................  547,400,568
                                                                 ------------
REPURCHASE AGREEMENTS--36.2%
 Morgan Stanley & Co., Inc.
 5.96%.......................................  05/01/00   25,900   25,900,000
 (Agreement dated 04/28/00 to be repurchased at $25,912,864, collateralized by $31,227,928 Federal Home Loan Mortgage
  Corporation Bonds and U.S. Treasury STRIPS 0.00% to 7.00% due
  from 02/15/03 to 05/15/18. The market value is $26,825,042.)
 6.01%.......................................  05/01/00  180,000  180,000,000
 (Agreement dated 04/28/00 to be repurchased at $180,090,187, collateralized by $217,028,072 Federal Home Loan Mortgage
  Corporation Bonds and U.S. Treasury STRIPS 0.00% to 7.00% due
  from 02/15/03 to 05/15/18. The market value is $186,428,865.)

                               FedFund Portfolio
                      Statement of Net Assets (Concluded)
-------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)      Value
-------------                                      -------- -------- ------------

REPURCHASE AGREEMENTS (continued)
 Warburg Dillon Read
 5.88%...........................................  05/08/00 $ 30,000 $ 30,000,000
 (Agreement dated 02/14/00 to be repurchased at $30,411,600, collateralized by $36,200,000 Federal National Mortgage
  Association Bonds 6.00% due 12/01/28. The market value is
  $30,901,805.)
 5.87%...........................................  05/09/00   20,000   20,000,000
 (Agreement dated 02/09/00 to be repurchased at $20,293,500, collateralized by $20,978,280 Federal National Mortgage
  Association Adjustable Rate Bonds and Notes 6.00% to 6.97% due
  from 01/01/10 to 12/01/28. The market value is $20,600,847.)
 5.87%...........................................  05/15/00   10,000   10,000,000
 (Agreement dated 02/14/00 to be repurchased at $10,148,381, collateralized by $14,135,000 Federal National Mortgage
  Association Bonds 6.00% due 03/01/13. The market value is
  $10,302,971.)
 5.95%...........................................  05/22/00   25,000   25,000,000
 (Agreement dated 02/22/00 to be repurchased at $25,371,875, collateralized by $35,330,000 Federal National Mortgage
  Association Bonds 6.00% due 03/01/13. The market value is
  $25,751,961.)
 6.10%...........................................  06/21/00   20,000   20,000,000
 (Agreement dated 03/23/00 to be repurchased at $20,305,000, collateralized by $27,225,000 Federal National Mortgage
  Association Bonds 6.00% due from 12/01/28 to 03/01/13. The market value is $20,602,059.)
                                                                     ------------
  Total.............................................................  310,900,000
                                                                     ------------

                                                                       Value
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES (Cost $858,300,568*)....     100.0% $858,300,568
OTHER ASSETS IN EXCESS OF LIABILITIES...................       0.0       168,315
                                                          --------  ------------
NET ASSETS (equivalent to $1.00 per share based on
 815,470,309 Fund Shares and 43,214,001 Dollar Shares of
 beneficial interest outstanding).......................     100.0% $858,468,883
                                                          ========  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($858,468,883 / 858,684,310)...........................                   $1.00
                                                                           =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of April 30, 2000, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                               FedFund Portfolio
                             Maturity Information
                                April 30, 2000
                                  (Unaudited)

    Maturity                            Par                                            Percentage
    --------                        ------------                                       ----------
      1-30 Days                     $549,900,000                                          64.0%
     31-60 Days                      159,887,000                                          18.6
     61-90 Days                      105,000,000                                          12.2
    91-120 Days                       20,000,000                                           2.3
  Over 150 Days                       25,000,000                                           2.9

                      Average Weighted Maturity--34 days

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                                T-Fund Portfolio
                            Statement of Net Assets
                                 April 30, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

U.S. GOVERNMENT SECURITIES--14.4%
U.S. Treasury Notes
 6.375%.......................................  05/15/00 $ 20,000 $   20,010,882
 5.50%........................................  05/31/00   60,000     60,014,750
 6.25%........................................  05/31/00   50,000     50,044,626
 5.375%.......................................  06/30/00   10,000     10,000,062
 6.25%........................................  08/31/00   70,000     70,163,701
 4.00%........................................  10/31/00   50,000     49,499,250
 5.00%........................................  04/30/01   72,000     71,066,316
 6.25%........................................  04/30/01   96,000     95,900,320
                                                                  --------------
  Total..........................................................    426,699,907
                                                                  --------------
REPURCHASE AGREEMENTS--83.5%
 ABN AMRO, Inc.
 5.71%........................................  05/01/00  130,000    130,000,000
 (Agreement dated 04/28/00 to be repurchased at $130,061,858, collateralized by $98,778,000 U.S Treasury Notes 12.75% due
  11/15/10. The market value is $132,600,184.)
 Barclay's Capital, Inc..
 5.83%........................................  05/08/00  100,000    100,000,000
 (Agreement dated 03/09/00 to be repurchased at $100,971,666, collateralized by $101,965,000 U.S. Treasury Notes 4.00% due
  10/31/00. The market value is $102,066,965.)
 5.90%........................................  06/06/00  200,000    200,000,000
 (Agreement dated      03/08/00 to be repurchased at $202,950,000
  collateralized by $200,000,000 U.S. Treasury Notes 6.75% due
  04/30/00. The market value is $206,750,000.)
 Bear Stearns & Co., Inc.
 5.72%........................................  05/01/00  130,000    130,000,000
 (Agreement dated 04/28/00 to be repurchased at $130,061,967, collateralized by $248,770,000 U.S. Treasury STRIPS due
  11/15/09. The market value is $132,644,164.)
 Credit Suisse First Boston Corp.
 5.80%........................................  05/01/00  100,000    100,000,000
 (Agreement dated 02/01/00 to be repurchased at $101,450,000, collateralized by $100,000,000 U.S. Treasury Notes 6.375% due
  01/31/02. The market value is $102,125,000.)

Investments                                Maturity   Par
in Securities                                Date    (000)       Value
-------------                              -------- -------- --------------

REPURCHASE AGREEMENTS (continued)
 Credit Suisse First Boston Corp. (continued)
 5.85%...................................  05/08/00 $125,000 $  125,000,000
 (Agreement dated 04/24/00 to be repurchased at
  $125,284,375, collateralized by $84,757,000 U.S. Treasury
  Bonds 11.25% due 02/15/15. The market value is
  $127,499,489.)
 5.82%...................................  05/10/00  100,000    100,000,000
 (Agreement dated 02/11/00 to be repurchased at
  $101,438,833, collateralized by $100,000,000 U.S.
  Treasury Notes 6.375% due 01/31/02. The market value is
  $102,125,000.)
 5.82%...................................  05/10/00  100,000    100,000,000
 (Agreement dated 04/26/00 to be repurchased at
  $100,226,333, collateralized by $74,224,000 U.S. Treasury
  Bonds 8.875% to 11.25% due from 02/15/15 to 08/15/17. The
  market value is $101,999,880.)
 Deutsche Bank Securities, Inc.
 5.89%...................................  05/15/00  200,000    200,000,000
 (Agreement dated 03/16/00 to be repurchased at
  $201,963,333 collateralized by $173,055,000 U.S. Treasury
  Bonds and Notes 6.75% to 7.875% due from 04/30/00 to
  02/15/21. The market value is $204,000,129.)
 Goldman Sachs & Co.
 5.00%...................................  05/01/00  101,600    101,600,000
 (Agreement dated 04/28/00 to be repurchased at
  $101,642,333, collateralized by $86,404,232 U.S. Treasury
  Bonds and Notes 5.625% to 11.625% due from 10/31/01 to
  11/15/12. The market value is $103,632,261.)
 5.65%...................................  05/01/00   50,000     50,000,000
 (Agreement dated 04/28/00 to be repurchased at $50,023,542
  collateralized by $42,521,768 U.S. Treasury Bonds and
  Notes 5.625% to 11.625% due from 10/31/01 to 11/15/12.
  The market value is $51,000,128.)
 Greenwich Capital Markets, Inc.
 5.72%...................................  05/01/00  130,000    130,000,000
 (Agreement dated 04/28/00 to be repurchased at
  $130,061,967, collateralized by $290,933,000 U.S.
  Treasury STRIPS due from 05/15/03 to 11/15/22. The market
  value is $132,602,705.)

                                T-Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                  Maturity   Par
in Securities                                  Date    (000)      Value
-------------                                -------- -------- ------------
REPURCHASE AGREEMENTS (continued)
 Lehman Brothers, Inc.
 5.75%.....................................  05/01/00 $130,000 $130,000,000
 (Agreement dated 04/28/00 to be repurchased at $130,062,292, collateralized by $109,662,000 U.S. Treasury Bonds 5.50% to
  13.75% due from 05/15/01 to 08/15/28. The market value is
  $132,601,727.)
 Merrill Lynch Government Securities, Inc.
 5.73%.....................................  05/01/00  130,000  130,000,000
 (Agreement dated 04/28/00 to be repurchased at $130,062,075, collateralized by $194,761,000 U.S. Treasury STRIPS due
  from 05/15/05 to 08/15/07. The market value is
  $132,601,280.)
 Morgan (J.P) Securities, Inc.
 5.72%.....................................  05/01/00  130,000  130,000,000
 (Agreement dated 04/28/00 to be repurchased at $130,061,967, collateralized by $131,829,000 U.S. Treasury Notes 5.75%
  due 04/30/03. The market value is $132,600,736.)
 Morgan Stanley & Co., Inc.
 5.9625%...................................  05/01/00  130,000  130,000,000
 (Agreement dated 04/28/00 to be repurchased at $130,064,594, collateralized by $111,311,000 U.S. Treasury Bonds and
  Notes 6.25% to 7.875% due from 02/15/07 to 02/15/21. The
  market value is $132,759,260.)
 Nesbitt Burns Securities, Inc.
 5.65%.....................................  05/01/00  132,000  132,000,000
 (Agreement dated 04/28/00 to be repurchased at $132,062,150, collateralized by $124,274,000 U.S. Treasury Bonds and
  Notes 6.375% to 8.875% due from 08/15/05 to 08/15/27. The
  market value is $134,642,243.)
 Salomon Smith Barney Inc.
 5.79%.....................................  05/04/00  150,000  150,000,000
 (Agreement dated 02/07/00 to be repurchased at $152,098,875, collateralized by $150,000,000 U.S Treasury Notes 6.375%
  due 01/31/02. The market value is $155,390,625.)

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------
REPURCHASE AGREEMENTS (continued)
 Warburg Dillon Read
 5.72%........................................  05/01/00 $ 65,000 $   65,000,000
 (Agreement dated 04/28/00 to be repurchased at $65,030,983, collateralized by $65,875,000 U.S Treasury Inflation Indexed
  Securities 3.625% due 04/15/28. The market value is
  $66,304,240.)
 5.83%........................................  05/02/00  150,000    150,000,000
 (Agreement dated 02/02/00 to be repurchased at $152,186,250, collateralized by $147,805,000 U.S. Treasury Inflation Indexed
  Securities 3.375% to 3.625% due 01/15/07 to 04/15/28. The
  market value is $153,005,189.)
                                                                  --------------
 Total...........................................................  2,483,600,000
                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES (Cost
 $2,910,299,907*).....................................  97.9%  2,910,299,907
OTHER ASSETS IN EXCESS OF LIABILITIES.................   2.1      62,039,844
                                                       -----  --------------
NET ASSETS (Equivalent to $1.00 per share based on
 2,280,649,191 Fund Shares, 631,543,183 Dollar Shares
 and 60,249,785 Cash Management Shares outstanding.).. 100.0% $2,972,339,751
                                                       =====  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($2,972,339,751/2,972,442,159).............................           $1.00
                                                                       =====

--------
* Cost for federal income tax purposes.

                                T-Fund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------


                                T-Fund Portfolio
                              Maturity Information
                                 April 30, 2000
                                  (Unaudited)

    Maturity                            Par                                           Percentage
    --------                       --------------                                     ----------
      1-30 Days                    $2,303,600,000                                        79.2%
     31-60 Days                       310,000,000                                        10.6
     61-90 Days                        10,000,000                                         0.3
   121-150 Days                        70,000,000                                         2.4
  Over 150 Days                       218,000,000                                         7.5

                       Average Weighted Maturity--36 days



                See accompanying notes to financial statements.

                         Provident Institutional Funds
                         Federal Trust Fund Portfolio
                            Statement of Net Assets
                                April 30, 2000
                                  (Unaudited)
-------------------------------------------------------------------------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)     Value
-------------                                  -------- ------- ------------

U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS--100.1%
Federal Farm Credit Bank Bonds--4.7%
 5.40%........................................ 07/03/00 $ 5,000 $  4,999,820
 5.45%........................................ 08/02/00   5,000    5,000,127
                                                                ------------
                                                                   9,999,947
                                                                ------------
Federal Farm Credit Bank Discount Notes--14.6%
 5.88%........................................ 05/26/00   1,010    1,005,876
 5.82%........................................ 06/12/00   2,435    2,418,466
 5.99999%..................................... 06/22/00  15,000   14,870,000
 6.09%........................................ 09/13/00  13,100   12,800,829
                                                                ------------
                                                                  31,095,171
                                                                ------------
Federal Farm Credit Bank Variable Rate Notes**--9.4%
 5.9725%...................................... 05/01/00  20,000   19,997,984
                                                                ------------
Federal Home Loan Bank Discount Notes--26.9%
 5.95%........................................ 05/17/00   1,648    1,643,642
 5.86%........................................ 05/19/00     600      598,242
 5.80%........................................ 05/24/00   7,113    7,086,642
 5.95%........................................ 05/26/00   4,000    3,983,472
 5.64%........................................ 05/31/00   3,595    3,578,104
 5.84%........................................ 05/31/00   2,300    2,288,807
 5.85%........................................ 06/02/00   1,499    1,491,205
 5.93%........................................ 06/02/00   1,107    1,101,165
 6.00%........................................ 06/23/00   4,945    4,901,319
 6.03%........................................ 07/14/00   5,734    5,662,927
 6.045%....................................... 07/14/00  11,000   10,863,316
 5.99%........................................ 07/21/00   2,536    2,501,821
 6.009999%.................................... 07/21/00  10,000    9,864,775
 6.09%........................................ 09/08/00   1,504    1,470,925
                                                                ------------
                                                                  57,036,362
                                                                ------------
Federal Home Loan Bank Variable Rate Notes**--7.1%
 5.99%........................................ 05/01/00  10,000    9,998,186
 5.983%....................................... 05/04/00   5,000    4,999,158
                                                                ------------
                                                                  14,997,344
                                                                ------------
Student Loan Marketing Association Discount Notes--2.1%
 5.88999%..................................... 05/26/00   4,500    4,481,594
                                                                ------------
Student Loan Marketing Association Master Notes**--23.5%
 5.882%....................................... 05/02/00  50,000   50,000,000
                                                                ------------
U.S. GOVERNMENT AGENCY &
 INSTRUMENTALITY OBLIGATIONS (continued)
Student Loan Marketing Association Variable Rate
 Notes**--11.8%
 5.932%....................................... 05/02/00 $ 5,000 $  5,000,000
 6.432%....................................... 05/02/00  10,000   10,009,901
 6.482%....................................... 05/02/00  10,000   10,000,000
                                                                ------------
                                                                  25,009,901
                                                                ============

TOTAL INVESTMENTS IN SECURITIES
 (Cost $212,618,303*)....................................... 100.1% 212,618,303
LIABILITIES IN EXCESS OF OTHER ASSETS.......................  (0.1)    (149,878)
                                                             -----  -----------

NET ASSETS (Equivalent to $1.00 per share based on
 198,798,102 Fund Shares and 13,812,532 Dollar Shares
 outstanding)........................................... 100.0% $212,468,425
                                                         =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($212,468,425 / 212,610,634).................................         $1.00
                                                                       =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of April 30, 2000, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                         Federal Trust Fund Portfolio
                             Maturity Information
                                April 30, 2000
                                  (Unaudited)

    Maturity                           Par                                            Percentage
    --------                       ------------                                       ----------
     1-30 Days                     $128,871,000                                          60.4%
    31-60 Days                       30,881,000                                          14.5
    61-90 Days                       34,270,000                                          16.0
   91-120 Days                        5,000,000                                          2.3
  121-150 Days                       14,604,000                                          6.8

                      Average Weighted Maturity--35 days

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                         Treasury Trust Fund Portfolio
                            Statement of Net Assets
                                 April 30, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

U.S. GOVERNMENT SECURITIES--81.8%
U.S. Treasury Bills--7.1%
 5.31999%........................................ 06/15/00 $  4,792 $  4,760,133
 5.38%........................................... 06/22/00   40,000   39,689,156
 5.40%........................................... 06/22/00      405      401,841
 5.40%........................................... 06/29/00   40,000   39,646,000
                                                                    ------------
                                                                      84,497,130
                                                                    ------------
U.S. Treasury Bonds--3.3%
 8.25%........................................... 05/15/00   40,000   40,033,709
                                                                    ------------
U.S. Treasury Notes--71.4%
 6.375%.......................................... 05/15/00  110,000  110,029,510
 6.25%........................................... 05/31/00  250,000  250,119,666
 6.125%.......................................... 07/31/00  305,000  305,170,728
 6.00%........................................... 08/15/00   30,000   30,003,185
 5.125%.......................................... 08/31/00   25,000   24,922,852
 6.25%........................................... 08/31/00  130,000  130,046,718
                                                                    ------------
                                                                     850,292,659
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES (Cost $974,823,498*).....  81.8%    974,823,498
OTHER ASSETS IN EXCESS OF LIABILITIES....................  18.2     216,459,437
                                                          -----  --------------
NET ASSETS (Equivalent to $1.00 per share based on
 882,180,462 Fund Shares and 309,441,066 Dollar Shares
 outstanding)............................................ 100.0% $1,191,282,935
                                                          =====  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($1,191,282,935 / 1,191,621,528)........................                 $1.00
                                                                          =====

--------
* Cost for federal income tax purposes.



                         Treasury Trust Fund Portfolio
                              Maturity Information
                                 April 30, 2000
                                  (Unaudited)

    Maturity                           Par                                            Percentage
  ------------                     ------------                                       ----------
     1-30 Days                     $150,000,000                                          15.4%
    31-60 Days                      335,197,000                                          34.4
   91-120 Days                      335,000,000                                          34.3
  121-150 Days                      155,000,000                                          15.9

                       Average Weighted Maturity--40 days
                See accompanying notes to financial statements.

                          Provident Insitutional Funds
                              Treasury Trust Fund
                      Statement of Assets and Liabilities
                                 April 30, 2000

ASSETS
  Investments at value, cost ($974,823,498).....................  $  974,823,498
  Cash..........................................................             648
  Interest receivable...........................................      40,898,938
  Receivable for investment securities matured..................     748,489,000
  Prepaid expenses..............................................          22,760
                                                                  --------------
    Total Assets................................................   1,764,234,844
                                                                  --------------
LIABILITIES
  Payable for investment securities purchased...................     565,846,727
  Payable for fund shares redeemed..............................       1,685,984
  Accrued expenses..............................................         278,027
  Dividend payable..............................................       5,141,171
                                                                  --------------
    Total Liabilities...........................................     572,951,909
                                                                  --------------
NET ASSETS applicable to 882,180,462 Fund Shares and 309,441,066
 Dollar Shares outstanding......................................  $1,191,282,935
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE........           $1.00
                                                                           =====



                See accompanying notes to financial statements.

                         Provident Institutional Funds
                               MuniFund Portfolio
                            Statement of Net Assets
                                 April 30, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS--99.5%
Alabama--3.0%
 Calhoun County Economic Development Council IDRB (Craft
  Corporation Project) DN (Amsouth Bank of Alabama LOC) (A-1)**
 5.25%...........................................  05/07/00 $ 3,015  $ 3,015,000
 City of Huntsville Health Care Authority RB Series 1998 DN
  (Amsouth Bank of Alabama LOC) (A-1)**
 5.05%...........................................  05/07/00   6,100    6,100,000
 Homewood Educational Development Authority (Samford University) DN
  (Bank of Nova Scotia LOC) (VMIG-1)**
 5.80%...........................................  05/01/00   5,300    5,300,000
                                                                    ------------
                                                                      14,415,000
                                                                    ------------
Alaska--1.0%
 Anchorage GO (SP-1+, MIG-1)
 4.75%...........................................  02/02/01   5,000    5,023,602
                                                                    ------------
Arizona--2.4%
 Apache County IDA RB (Tucson Electric Power Company) Series 1983C
  DN (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00   4,300    4,300,000
 Maricopa County PCRB (Southern California Edison) Series E (A-1,
  P-1)
 4.00%...........................................  06/09/00   4,250    4,250,000
 4.00%...........................................  07/21/00   2,900    2,900,000
                                                                    ------------
                                                                      11,450,000
                                                                    ------------
California--0.6%
 Los Angeles County TRAN (SP-1+, MIG-1)
 4.00%...........................................  06/30/00   3,000    3,003,235
                                                                    ------------
Colorado--2.1%
 Dever GO Series 1992C
 5.75%...........................................  08/01/00   4,100    4,159,042
 Douglas County School District TAN (SP-1+, MIG-1)
 4.50%...........................................  06/30/00   4,000    4,005,724
 Jefferson County School District GO (MBIA Insurance)
 5.25%...........................................  12/15/00   2,000    2,014,493
                                                                    ------------
                                                                      10,179,259
                                                                    ------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Delaware--1.0%
 Delaware State Economic Development Authority PCRB (Delmarva
  Project) Series A DN (A-1, VMIG-1)**
 5.00%...........................................  05/07/00 $ 5,000 $  5,000,000
                                                                    ------------
District of Columbia--0.9%
 District of Columbia Supplemental Student Loan RB (AMBAC
  Insurance) (A-1+, VMIG-1)
 4.95%...........................................  05/07/00   4,500    4,500,000
                                                                    ------------
Florida--5.7%
 Capital Projects Finance Authority (Florida Hospital Association--
  Capital Projects Loan Program) Series 1998A DN (Credit Suisse
  LOC) (A-1+)**
 5.05%...........................................  05/07/00   5,000    5,000,000
 Gainesville Utilities System TECP (A-1+, P-1)
 4.00%...........................................  07/28/00   1,070    1,070,000
 Jacksonville TECP (A-1, P-1)
 4.00%...........................................  07/14/00   3,500    3,500,000
 Orange County Housing Finance Authority Multifamily RB (Post
  Fountains at Lee Vista) Series 1997E DN (Federal National
  Mortgage Association) (A-1+)**
 5.05%...........................................  05/07/00   5,100    5,100,000
 Orange County Housing Finance Authority Multifamily RB (Post Lake
  Apartments Project) DN (Federal National Mortgage Association)
  (A-1+)**
 5.05%...........................................  05/07/00   6,000    6,000,000
 Putnam County (Seminole Electric Project)
  (A-1+, P-1)
 4.05%...........................................  09/15/00   3,500    3,500,000
 St. Lucie PCRB TECP (A-1+, VMIG-1)
 4.05%...........................................  08/10/00   2,000    2,000,000
 St. Petersburg Capital Improvement RB (Apartment & Golf Course
  Project) Series B DN (Suntrust Bank Atlanta LOC)**
 5.05%...........................................  05/07/00   1,425    1,425,000
                                                                    ------------
                                                                      27,595,000
                                                                    ------------

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                   Maturity   Par
in Securities                                   Date    (000)     Value
-------------                                 -------- ------- ------------

MUNICIPAL BONDS (continued)
Georgia--3.5%
 Bibb County Development Authority Educational Facilities RB
  (Tattnall Square Academy) DN (Wachovia Bank LOC) (A-1+)**
 5.10%......................................  05/07/00 $ 3,950 $  3,950,000
 Clarke County School District (FSA Insurance)
 5.125%.....................................  09/01/00   1,000    1,003,301
 Cobb County Development Authority RB (Highland Park
  Associates Project) DN (Suntrust Bank LOC)**
 5.10%......................................  05/07/00   2,150    2,150,000
 Fulton County IDA (Epstein School Project) DN (AMBAC
  Insurance) (A-1+C)**
 5.13%......................................  05/07/00   2,000    2,000,000
 Fulton County IDA (Epstein School Project) DN (Suntrust Bank
  LOC) (A-1+C)**
 5.10%......................................  05/07/00   2,000    2,000,000
 Macon-Bibb County Hospital Authority RAN (The Medical Center
  of Central Georgia) DN (Suntrust Bank LOC)**
 5.10%......................................  05/07/00   3,000    3,000,000
 Municipal Electric Authority of Georgia (Morgan Guaranty
  Trust LOC) (P-1)
 3.85%......................................  06/09/00   3,000    3,000,000
                                                               ------------
                                                                 17,103,301
                                                               ------------
Hawaii--0.4%
 Hawaii GO (FGIC Insurance)
 5.00%......................................  12/01/00   1,750    1,758,108
                                                               ------------
Idaho--0.6%
 Idaho TAN (SP-1+)
 4.25%......................................  06/30/00   3,000    3,004,039
                                                               ------------
Illinois--9.9%
 Chicago GO Tender Notes (Westdeutsche Landesbank Girozentrale
  LOC) (SP-1+, MIG-1)
 4.00%......................................  10/26/00   5,000    5,000,000
 Chicago Sales Tax RB DN (Societe Generale LOC) (A-1+C)**
 5.13%......................................  05/07/00   8,000    8,000,000
 Cook County GO DN (A-1+, VMIG-1)**
 5.05%......................................  05/07/00   1,700    1,700,000

Investments                                   Maturity   Par
in Securities                                   Date    (000)     Value
-------------                                 -------- ------- ------------

MUNICIPAL BONDS (continued)
Illinois (continued)
 Illinois GO Series 1990
 6.70%......................................  06/01/00 $ 1,655 $  1,669,008
 Illinois Development Finance Authority PCRB (Illinois Power
  Company Project) (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)
 4.05%......................................  08/17/00   6,000    6,000,000
 Illinois Development Finance Authority RB DN (A-1)
 4.95%......................................  05/07/00   2,000    2,000,000
 Illinois Educational Facilities Authority RB (National Louis
  University) Series 1999A DN (Banc One LOC) (A-1+)**
 5.09%......................................  05/07/00   3,000    3,000,000
 Illinois Educational Facilities Authority RB DN (Harris Trust
  & Savings Bank LOC) (A-1+)**
 5.05%......................................  05/07/00   4,300    4,300,000
 Illinois Health Facilities Authority PCRB Revolving Fund
  Pooled Financing Program (The University of Chicago Project)
  (A-1+, VMIG-1)
 4.15%......................................  09/26/00   4,000    4,000,000
 Illinois Health Facilities Authority RB (Evanston Hospital
  Corporation Project) (A-1+, VMIG-1)
 3.55%......................................  07/31/00   6,000    6,000,000
 Illinois Health Facilities Authority RB (Streetville
  Corporation) Series A DN (A-1+)**
 5.05%......................................  05/07/00   1,000    1,000,000
 Illinois Housing Development Authority RB (Homeownership
  Mortgage Project) Series E
  (SP-1+, VMIG-1)
 3.55%......................................  07/27/00   2,000    2,000,000
 University of Illinois Auxiliary Facilities System RB Series
  2000S DN (MBIA Insurance) (VMIG-1)**
 5.18%......................................  05/07/00   3,500    3,500,000
                                                               ------------
                                                                 48,169,008
                                                               ------------
Indiana--2.0%
 Indiana Municipal Power Agency Power Supply System RB Series
  A DN (Toronto Dominion LOC) (A-1+, VMIG-1)**
 5.05%......................................  05/07/00     500      500,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                   Maturity   Par
in Securities                                   Date    (000)     Value
-------------                                 -------- ------- ------------

MUNICIPAL BONDS (continued)
Indiana (continued)
 Sullivan IDA PCRB (National Rural Utilities LOC) (A-1+, P-1)
 3.78%......................................  05/05/00 $ 2,000 $  2,000,000
 3.80%......................................  05/16/00   1,000    1,000,000
 4.00%......................................  08/14/00   6,000    6,000,000
                                                               ------------
                                                                  9,500,000
                                                               ------------
Iowa--0.2%
 Iowa Financial Authority Hospital Facilities RB Series 1998B
  DN (Harris Trust & Savings Bank LOC) (A-1+, VMIG-1)**
 5.05%......................................  05/07/00   1,000    1,000,000
                                                               ------------
Kansas--0.8%
 Kansas Department of Transportation DN (Citibank LOC) (A-
  1C+)**
 5.13%......................................  05/07/00   4,000    4,000,000
                                                               ------------
Kentucky--2.3%
 Clark County PCRB (Eastern Kentucky Power Project) Series J
  (A-1+, P-1)
 4.15%......................................  10/15/00   6,085    6,085,000
 Owensboro-Davies County Water Resource Agency Wastewater RB
  BAN Series A (SP-1)
 4.40%......................................  09/01/00   1,600    1,602,593
 Somerset RB (Blakley YMCA) Series 00 DN (Fifth Third Bank
  LOC) (VMIG-1)**
 5.10%......................................  05/07/00   3,615    3,615,000
                                                               ------------
                                                                 11,302,593
                                                               ------------
Louisiana--0.2%
 Louisiana Public Facilities Authority Hospital RB (Willis-
  Knighton Medical Center Project) Series 1993 DN (Mellon Bank
  LOC) (A-1)**
 4.50%......................................  05/07/00     900      900,000
                                                               ------------
Maryland--8.2%
 Baltimore County Revenue Refunding Bonds (Paths at Loveton
  Farms Apartments Facility Project) DN (FNB of Maryland LOC)
  (A-1)**
 4.62%......................................  05/07/00   5,520    5,520,000
 Frederick County (Homewood Incorporated Facility) DN (FNB
  Maryland LOC) (A-1)**
 4.62%......................................  05/07/00  10,450   10,450,000

Investments                                   Maturity   Par
in Securities                                   Date    (000)     Value
-------------                                 -------- ------- ------------

MUNICIPAL BONDS (continued)
Maryland (continued)
 Maryland State Health & Higher Education Facilities Authority
  RB (Doctors Community Hospital) Series 1997 DN (FNB Maryland
  LOC) (A-1)**
 4.57%......................................  05/07/00 $ 7,300 $  7,300,000
 Maryland State Health & Higher Education Facilities Authority
  RB (Doctors Community Hospital) Series 1999 DN (FNB Maryland
  LOC) (A-1)**
 4.57%......................................  05/07/00   4,115    4,115,000
 Maryland State Health & Higher Education Facilities Authority
  RB (The Norwood School) Series 1998 DN (FNB Maryland LOC)
  (A-1)**
 4.60%......................................  05/07/00  10,505   10,505,000
 Montgomery County Economic Development Authority RB (Brooke
  Grove Foundation Incorporated Project) DN (FNB Maryland LOC)
  (A-1)**
 4.62%......................................  05/07/00   1,965    1,965,000
                                                               ------------
                                                                 39,855,000
                                                               ------------
Massachusetts--0.4%
 Massachusetts Bay Transportation Authority (FGIC Insurance)
  (A-1C+, VMIG-1)
 5.13%......................................  05/07/00   2,000    2,000,000
                                                               ------------
Michigan--2.3%
 Detroit Economic Development Corporation (Waterfront
  Reclamation Project) Series C DN (Lasalle National Bank LOC)
  (A-1+)**
 5.15%......................................  05/07/00   2,000    2,000,000
 Detroit Sewer Disposal RB Series 1998A DN (MBIA Insurance
  LOC) (A-1+, VMIG-1)**
 5.00%......................................  05/07/00   1,300    1,300,000
 Garden City Housing Finance Authority (Garden City Housing
  Project) DN (National City Bank LOC) (A-1+)**
 4.50%......................................  05/07/00   1,900    1,900,000
 Michigan Municipal Bond Revenue Authority (SP-1+)
 4.00%......................................  06/30/00   6,000    5,999,100
                                                               ------------
                                                                 11,199,100
                                                               ------------

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                   Maturity   Par
in Securities                                   Date    (000)     Value
-------------                                 -------- ------- ------------

MUNICIPAL BONDS (continued)
Minnesota--1.0%
 Minneapolis GO Series 1995B DN (Bayerische Landesbank
  Girozentrale LOC) (A-1+, VMIG-1)**
 4.90%......................................  05/07/00 $ 4,600 $  4,600,000
                                                               ------------
Mississippi--0.6%
 Mississippi Hospital Authority TECP (A-1+, VMIG-1)
 3.80%......................................  05/16/00   3,100    3,100,000
                                                               ------------
Missouri--0.0%
 Kansas City IDRB (Mid-America Health Services Project) Series
  1984 DN (Bank of New York LOC) (A-1, VMIG-1)**
 5.10%......................................  05/07/00     200      200,000
                                                               ------------
Nevada--3.3%
 Las Vegas Valley Water Authority TECP (UBS LOC) (A-1+, P-1)
 4.05%......................................  06/09/00  10,000   10,000,000
 3.95%......................................  07/14/00   6,000    6,000,000
                                                               ------------
                                                                 16,000,000
                                                               ------------
New Hampshire--0.4%
 New Hampshire Health & Higher Education Facilities Authority
  (VHA of New England Capital Asset Financing Program) Series
  1985B DN (Mellon Bank N.A. LOC) (A-1+)**
 5.10%......................................  05/07/00   1,900    1,900,000
                                                               ------------
New Jersey--1.8%
 New Jersey GO (Bank of Nova Scotia LOC)
  (A-1+, P-1)
 3.70%......................................  06/08/00   7,600    7,600,000
 New Jersey Housing & Mortgage Finance Agency DN (AMBAC
  Insurance) (A-1C+)**
 4.93%......................................  05/07/00     200      200,000
 New Jersey Sports & Exhibition Authority Series 1992C DN
  (Barclays Bank LOC)
  (A-1+, VMIG-1)**
 5.00%......................................  05/07/00   1,000    1,000,000
                                                               ------------
                                                                  8,800,000
                                                               ------------

Investments                                   Maturity   Par
in Securities                                   Date    (000)     Value
-------------                                 -------- ------- ------------

MUNICIPAL BONDS (continued)
New Mexico--1.9%
 City of Albequerque Airport Revenue Bonds DN (AMBAC
  Insurance) (VMIG-1)**
 5.00%......................................  05/07/00 $ 4,000 $  4,000,000
 New Mexico TRAN (SP-1+, MIG-1)
 4.50%......................................  06/30/00   5,000    5,005,213
                                                               ------------
                                                                  9,005,213
                                                               ------------
New York--2.1%
 City of New York GO Series 2000B (A-1+, VMIG-1)
 4.05%......................................  08/09/00  10,000   10,000,000
                                                               ------------
North Carolina--1.0%
 Mecklenburg County DN (A-1+, VMIG-1)**
 5.10%......................................  05/07/00     300      300,000
 Mecklenburg County GO Series 1996B DN (Bank of America LOC)
  (A-1+, VMIG-1)**
 5.00%......................................  05/07/00     300      300,000
 Mecklenburg County GO Series 1996C DN (Bank of America LOC)
  (A-1+, VMIG-1)**
 5.00%......................................  05/07/00     200      200,000
 Mecklenburg County GO Series 1998C DN (First Union National
  Bank of North Carolina LOC) (A-1+, VMIG-1)**
 5.00%......................................  05/07/00   2,300    2,300,000
 North Carolina Medical Care Commission Hospital RB (Moses H.
  Cone Health System) Series 1998 DN (Wachovia Bank LOC) (A-
  1+)**
 5.05%......................................  05/07/00     900      900,000
 North Carolina Medical Care Commission Hospital RB (Moses H.
  Cone Memorial Hospital Project) DN (Wachovia Bank LOC) (A-
  1+, VMIG-1)**
 5.05%......................................  05/07/00     825      825,000
                                                               ------------
                                                                  4,825,000
                                                               ------------
Ohio--6.8%
 Clermont County Health Facilities Authority RB (Mercy Health
  System Project) DN (Credit Suisse LOC) (VMIG-1)**
 5.05%......................................  05/07/00   1,580    1,580,000
 Clinton County Hospital RB (Pooled Financing Programs) Series
  1998 DN (Fifth Third Bank LOC) (A-1+)**
 5.10%......................................  05/07/00   5,900    5,900,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                   Maturity   Par
in Securities                                   Date    (000)     Value
-------------                                 -------- ------- ------------

MUNICIPAL BONDS (continued)
Ohio (continued)
 Columbus GO Unlimited Tax DN (Westduetsche Landesbank
  Girozentrale LOC) (A-1+, VMIG-1)**
 4.95%......................................  05/07/00 $   700 $    700,000
 Cuyahoga County Hospital RB (Cleveland Clinic Foundation
  Project) Series 1998A DN (Chase Manhattan Bank LOC) (A-1+,
  VMIG-1)**
 5.10%......................................  05/07/00   2,200    2,200,000
 Franklin County IDRB (Alco Standard Corporation Project)
  Series 1994 DN (Bank America LOC) (A-1+, VMIG-1)**
 5.15%......................................  05/07/00   1,800    1,800,000
 Lucas County Health Facilities Authority RB (Lutheran Homes
  Society Project) DN (Bank One N.A. LOC) (A-1+)**
 5.10%......................................  05/07/00   4,600    4,600,000
 Montgomery County Economic Development Authority RB (Dayton
  Art Institute Project) DN (National City Bank LOC) (A-1,
  VMIG-1)**
 5.05%......................................  05/07/00   4,400    4,400,000
 Ohio Air Quality Development Authority PCRB (PPG Industries
  Incorporated Project) Series 1988A DN (A-1, VMIG-1)**
 5.25%......................................  05/07/00   2,000    2,000,000
 Ohio Highway Authority Series V (AA1)
 4.70%......................................  05/15/00   4,000    4,000,951
 Ohio Water Development Authority PCRB (Cleveland Electric
  Illuminating Company) Series 1997B DN (NBD Bank Corp. LOC)
  (A-1+, P-1)**
 5.05%......................................  05/07/00   1,000    1,000,000
 Toledo-Lucas County Port Authority DN (Toledo Museum of Art
  Project) (Fifth Third Bank Corp. LOC) (A-1+)**
 5.15%......................................  05/07/00   4,300    4,300,000
 Warren County Health Care Facilities RB (Otterbein Homes
  Project) Series 1998B DN (Fifth Third Bank Corp. LOC) (A-
  1+)**
 5.25%......................................  05/07/00     400      400,000
                                                               ------------
                                                                 32,880,951
                                                               ------------

Investments                                   Maturity   Par
in Securities                                   Date    (000)     Value
-------------                                 -------- ------- ------------

MUNICIPAL BONDS (continued)
Pennsylvania--2.7%
 Bedford County IDA IDRB (Sepa Incorporated Facility) Series
  1985 DN (First Union Bank LOC) (A-1, P-1)**
 4.85%......................................  05/07/00 $   900 $    900,000
 Delaware County IDA (A-1+, VMIG-1)
 4.10%......................................  08/11/00   2,000    2,000,000
 Franklin County IDRB DN (AMBAC Insurance) (A-1+)**
 5.13%......................................  05/04/00   2,000    2,000,000
 Lancaster County DN (FGIC Insurance) (A-1+)**
 5.11%......................................  05/07/00   2,000    2,000,000
 Lebanon County Health Facilities DN (Allfirst Bank LOC) (A-
  1)**
 5.13%......................................  05/07/00   3,000    3,000,000
 Pennsylvania GO
 4.50%......................................  08/01/00   3,000    3,008,049
                                                               ------------
                                                                 12,908,049
                                                               ------------
Rhode Island--0.3%
 Rhode Island (Construction Development Loan Project) RB (MBIA
  Insurance)
 5.00%......................................  08/01/00   1,555    1,558,629
                                                               ------------
South Carolina--1.9%
 Greenwood County Hospital RB (Self Memorial Hospital) Series
  B DN (Wachovia Bank LOC) (A-1+, VMIG-1)**
 5.10%......................................  05/07/00   9,380    9,380,000
                                                               ------------
Tennessee--7.5%
 Chattanooga GO
 4.50%......................................  09/01/00   1,530    1,532,384
 City of Chattanooga Health, Education & Housing Facility
  Board Series 1999 DN (Amsouth Bank of Alabama LOC) (A-1)**
 5.05%......................................  05/07/00  12,400   12,400,000
 City of Tusculum Health, Education & Housing Facility Board
  Educational Facilities RB (Tusculum College Project) Series
  1998 DN (Suntrust Bank LOC)**
 5.10%......................................  05/07/00   7,000    7,000,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                   Maturity   Par
in Securities                                   Date    (000)     Value
-------------                                 -------- ------- ------------

MUNICIPAL BONDS (continued)
Tennessee (continued)
 Memphis General Improvement Refunding RB DN (Westdeutsche
  Landesbank Giroentrale LOC) (A-1+, VMIG-1)**
 5.10%......................................  05/07/00 $   500 $    500,000
 Memphis GO Series 1995A DN (Westdeutsche Landesbank
  Girozentrale LOC) (A-1+, VMIG-1)**
 5.10%......................................  05/07/00     700      700,000
 Metropolitan Government Nashville Davidson County Health &
  Education Board (Belmont University Project) DN (Suntrust
  Bank LOC)**
 5.10%......................................  05/07/00   3,500    3,500,000
 Metropolitan Government Nashville Davidson County Health &
  Education Board (Harpeth Hall School Project) DN (Suntrust
  Bank LOC)**
 5.10%......................................  05/07/00     440      440,000
 Montgomery County Public Building Authority Pooled Financing
  RB (Tennessee County Loan Pool) DN (Bank America LOC) (VMIG-
  1)**
 5.10%......................................  05/07/00   4,650    4,650,000
 State of Tennessee TECP
 4.00%......................................  07/18/00   4,000    4,000,000
 Washington County IDRB (Springbrook Properties Project)
  Series 1996 DN (Suntrust Bank LOC) (A-1+, VMIG-1)**
 5.10%......................................  05/07/00   1,500    1,500,000
                                                               ------------
                                                                 36,222,384
                                                               ------------
Texas--10.3%
 Harris County BAN TECP (UBS LOC) (A-1+, P-1)
 3.80%......................................  05/05/00   1,200    1,200,000
 3.80%......................................  05/17/00   1,900    1,900,000
 3.90%......................................  06/09/00   3,400    3,400,000
 3.85%......................................  06/16/00   1,100    1,100,000
 Hockley County Development Authority PCRB (Amoco Project)
  Series 1983 (A-1+)
 4.20%......................................  09/01/00   3,500    3,501,123
 Houston TRAN (SP-1+, MIG-1)
 4.25%......................................  06/30/00  10,000   10,014,308
 McKinney Independent School District (A-1+)
 3.85%......................................  08/24/00   2,000    2,000,000
 Texas TRAN (SP-1+, MIG-1)
 4.50%......................................  08/31/00  27,000   27,059,486
                                                               ------------
                                                                 50,174,917
                                                               ------------

Investments                                   Maturity   Par
in Securities                                   Date    (000)     Value
-------------                                 -------- ------- ------------

MUNICIPAL BONDS (continued)
Utah--0.4%
 City of Jordan GO
 4.00%......................................  06/15/00 $ 1,000 $  1,000,835
 Salt Lake City RB (Pooled Hospital Financing Program) Series
  1998A-55 DN (A-1+, VMIG-1)**
 5.05%......................................  05/07/00   1,000    1,000,000
                                                               ------------
                                                                  2,000,835
                                                               ------------
Vermont--1.7%
 Vermont IDA (Wachovia Bank LOC)
 5.10%......................................  05/07/00   8,000    8,000,000
                                                               ------------
Virginia--3.3%
 Albemarle County IDRB (University of Virginia Health Services
  Foundation Project) Series 1998 DN (First Union National
  Bank of North Carolina LOC) (A-1)**
 5.05%......................................  05/07/00   2,000    2,000,000
 City of Alexandria IDRB (YMCA of Metro Washington Facility)
  Series 1998 DN (FNB Maryland LOC) (A-1+)**
 4.62%......................................  05/07/00   2,350    2,350,000
 Commonwealth of Virginia TRAN RB Series 1999B DN (Citibank
  LOC) (A-1+)**
 5.13%......................................  05/07/00   1,000    1,000,000
 Fairfax County IDA (Inova Health Care Project) RB Series 2000
  DN (A-1+, VMIG-1)**
 4.95%......................................  05/07/00   1,400    1,400,000
 Lynchburg IDA Hospital Facilities RB (VHA Mid-Atlantic States
  Capital Asset Finance Program) Series 1985B DN (AMBAC
  Insurance) (A-1+)**
 5.10%......................................  05/07/00   1,200    1,200,000
 Lynchburg IDA Hospital Facilities RB (VHA Mid-Atlantic States
  Capital Asset Finance Program) Series 1985F DN (AMBAC
  Insurance) (A-1+, VMIG-1)**
 5.10%......................................  05/07/00   2,500    2,500,000
 Prince William County IDA PCRB (Virginia Electric & Power Co.
  Project) Series 1986 MB (A-1, VMIG-1)
 4.00%......................................  06/08/00   5,400    5,400,000
 Virginia College Building Authority Educational Facilities RB
  (University of Richmond Project) Series 1996 DN (VMIG-1)**
 5.05%......................................  05/07/00     300      300,000
                                                               ------------
                                                                 16,150,000
                                                               ------------

                              MuniFund Portfolio
                      Statement of Net Assets (Concluded)
-------------------------------------------------------------------------------

Investments                                   Maturity   Par
in Securities                                   Date    (000)     Value
-------------                                 -------- ------- ------------

MUNICIPAL BONDS (continued)
Washington--4.4%
 King County School District
 4.00%......................................  06/01/00 $ 2,165 $  2,165,885
 Port of Anacortes IDRB (Texaco Project) (A-1, P-1)
 3.90%......................................  07/11/00  11,000   11,000,000
 Seattle Water System RB (FGIC Insurance) (A-1C+)
 3.80%......................................  08/17/00   4,000    4,000,000
 Washington County Higher Education Authority Pooled Equipment
  Lease RB Series 1985 DN (First Union Bank LOC) (VMIG-1)**
 5.15%......................................  05/07/00     900      900,000
 Washington State DN (A-1+)**
 5.13%......................................  05/07/00   3,000    3,000,000
                                                               ------------
                                                                 21,065,885
                                                               ------------
Wisconsin--0.6%
 South East Wisconsin Professional Baseball Park District
  Sales Tax RB Series Y DN (MBIA Insurance LOC) (VMIG-1)**
 5.18%......................................  05/07/00   3,000    3,000,000
                                                               ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $482,729,108*)......................................  99.5%  482,729,108
OTHER ASSETS IN EXCESS OF LIABILITIES......................   0.5     2,426,390
                                                            -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 415,492,706 Fund Shares, 64,900,143 Dollar Shares and
 4,919,834 Cash Management Shares outstanding)............. 100.0% $485,155,498
                                                            =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($485,155,498 / 485,312,683)....................................         $1.00
                                                                          =====

--------
 *  Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of April 30, 2000, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                              MuniFund Portfolio
                             Maturity Information
                                April 30, 2000
                                  (Unaudited)

   Maturity                             Par                                            Percentage
   --------                         ------------                                       ----------
      1-30 Days                     $286,235,000                                          59.4%
     31-60 Days                       26,170,000                                           5.4
     61-90 Days                       61,470,000                                          12.7
    91-120 Days                       46,655,000                                           9.7
   121-150 Days                       42,130,000                                           8.7
  Over 150 Days                       19,835,000                                           4.1

                      Average Weighted Maturity--46 days


Investment Abbreviations:

 BAN  Bond Anticipation Note
 DN   Demand Note (Variable Rate)
 GO   General Obligation
 IDA  Industrial Development Authority
 IDRB Industrial Development Revenue Bond
 LOC  Letter of Credit
 PCRB Pollution Control Revenue Bond
 RAN  Revenue Anticipation Note
 RB   Revenue Bond
 TAN  Tax Anticipation Note
 TECP Tax Exempt Commercial Paper
 TRAN Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments are believed to be the most recent ratings available at April 30, 2000.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                               MuniCash Portfolio
                            Statement of Net Assets
                                 April 30, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS--100.3%
Alabama--5.7%
 Columbia IDRB (Alabama Power Project) AMT (A-1,VMIG-1)**
 5.90%...........................................  05/07/00 $ 4,800 $  4,800,000
 Columbia IDRB (Alabama Power Project) DN (A-1)**
 5.80%...........................................  05/01/00  15,400   15,400,000
 Columbia IDRB (Alabama Power Project) DN (A-1, VMIG-1)**
 5.80%...........................................  05/01/00   5,900    5,900,000
 Homewood Educational Development Authority (Samford University) DN
  (Bank of Nova Scotia LOC) (VMIG-1)**
 5.80%...........................................  05/01/00   2,500    2,500,000
                                                                    ------------
                                                                      28,600,000
                                                                    ------------
Alaska--0.4%
 Anchorage TAN (SP-1+, MIG-1)
 4.75%...........................................  02/02/01   2,000    2,009,441
                                                                    ------------
Arizona--1.0%
 Phoenix IDRB (Leggett & Platt Incorporated Project) AMT (Wachovia
  Bank LOC)**
 5.20%...........................................  05/07/00   5,170    5,170,000
                                                                    ------------
Arkansas--0.2%
 Arkansas Single Family Mortgage Revenue Bonds Series 2000 AMT
  (National Westminster LOC) (A-1+)
 4.30%...........................................  03/01/01   1,000    1,000,000
                                                                    ------------
California--0.5%
 California Higher Education Loan Authority Student Loan RB Series
  1992 (Student Loan Marketing Association LOC) (VMIG-1)
 4.35%...........................................  04/01/01   2,425    2,425,000
                                                                    ------------
Colorado--1.6%
 Adams County School District GO Bonds Series 1990 (FGIC Insurance
  LOC)
 7.30%...........................................  12/15/00   1,000    1,018,297
 Colorado Health Facilities Authority Economic Development RB
  (Johnson Publishing Company Project) AMT (Banc One N.A. LOC)**
 5.20%...........................................  05/07/00   2,400    2,400,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Colorado (continued)
 Colorado Housing Finance Authority Economic Development RB (White
  Wave Incorporated Project) AMT (Key Bank N.A. LOC) (A-1, P-1)**
 5.25%...........................................  05/07/00 $ 3,400 $  3,400,000
 Douglas County School District TAN (SP-1+, MIG-1)
 4.50%...........................................  06/30/00   1,000    1,001,431
                                                                    ------------
                                                                       7,819,728
                                                                    ------------
District of Columbia--0.5%
 District of Columbia GO Series B-2 DN (A-1+,VMIG-1)**
 6.10%...........................................  05/01/00   2,400    2,400,000
                                                                    ------------
Florida--2.0%
 Greater Orlando Airport Authority TECP AMT (Morgan Guaranty Trust
  LOC) (A-1, P-1)
 3.80%...........................................  05/17/00   5,000    5,000,000
 Miami-Dade County IDRB AMT**
 5.30%...........................................  05/07/00   3,000    3,000,000
 Putnam County Development Authority PCRB (National Rural Utilities
  Co-op Seminole Electric Project) Series 1984 H (A-1+, P-1)
 4.05%...........................................  09/15/00   2,000    2,000,000
                                                                    ------------
                                                                      10,000,000
                                                                    ------------
Georgia--1.1%
 Dawson County Development Authority IDRB (World Wide Manufacturing
  Incorporated Project) AMT (Wachovia Bank LOC)**
 5.20%...........................................  05/07/00   3,200    3,200,000
 Haralson County Development Authority IDRB (Gold Kist Incorporated
  Project) Series 1995 AMT (Wachovia Bank LOC)**
 5.20%...........................................  05/07/00   2,500    2,500,000
                                                                    ------------
                                                                       5,700,000
                                                                    ------------
Hawaii--0.6%
 Hawaii State Department of Budget & Finance (Palama Meat Company
  Project) Series A AMT (Bank of Hawaii LOC)**
 5.55%...........................................  05/07/00   2,960    2,960,000
                                                                    ------------

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Idaho--0.8%
 Idaho TAN (SP-1+)
 4.25%...........................................  06/30/00 $ 4,000 $  4,005,385
                                                                    ------------
Illinois--11.3%
 Belvidere IDRB (R&D Thiel Incorporated Project) AMT (First Bank
  Systems, N.A. LOC) (A-1)**
 5.50%...........................................  05/07/00   1,600    1,600,000
 Chicago Multifamily Housing RB (Barbara Jean Wright Apartments
  Project) Series B AMT (ABN-Ambro Bank N.V. LOC) (A-1+)**
 5.13%...........................................  05/07/00   3,300    3,300,000
 City of Harvey Multifamily Housing RB (Bethlehem Village Project)
  AMT (Federal Home Loan Bank LOC) (A-1+)**
 5.25%...........................................  05/07/00   3,400    3,400,000
 Cook County GO DN (A-1+, VMIG-1)**
 4.45%...........................................  05/07/00     200      200,000
 Elmhurst IDRB (John Sakash Co. Project) AMT (Lasalle National Bank
  LOC) (A-1+)**
 5.13%...........................................  05/07/00   1,400    1,400,000
 Glendale Heights IDRB (Hudapak Metal Company Incorporated Project)
  AMT (Banc One N.A. LOC)**
 5.25%...........................................  05/07/00   3,845    3,845,000
 Illinois Development Finance Authority IDRB (Azteca Foods Project
  Incorporated) AMT (ABN-AMRO Bank N.V. LOC) (A-1+)**
 5.13%...........................................  05/07/00   2,600    2,600,000
 Illinois Development Finance Authority IDRB (Big Bolt Corporation
  Project) AMT (ABN-AMRO Bank N.V. LOC)**
 5.44%...........................................  05/07/00   3,100    3,100,000
 Illinois Development Finance Authority IDRB (Henry Valve Company
  Project) Series 1995 AMT (ABN-AMRO Bank N.V. LOC) (A-1+)**
 5.13%...........................................  05/07/00   3,035    3,035,000
 Illinois Development Finance Authority IDRB (Royal Continental Box
  Project) Series B AMT (ABN-AMRO Bank N.V. LOC) (A-1+)**
 5.13%...........................................  05/07/00   2,850    2,850,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Illinois (continued)
 Illinois Health Facilities Authority RB (Evanston Hospital
  Corporation Project) (A-1+, VMIG-1)
 3.55%...........................................  07/31/00 $ 9,500 $  9,500,000
 Illinois Housing Development Finance Authority Series V DN (First
  Union Bank LOC) (VMIG-1)**
 5.23%...........................................  05/07/00   2,000    2,000,000
 Lake County IDRB (Northpoint Project) AMT (Banc One N.A. LOC) (A-
  1+)**
 5.10%...........................................  05/07/00   2,100    2,100,000
 Lake Zurich IDRB (Screenflex Portable Partitions Incorporated
  Project) AMT (ABN-AMRO Bank N.V. LOC) (A-1+)**
 5.13%...........................................  05/07/00   2,585    2,585,000
 Naperville Economic Development Authority (Independence Village
  Associates) DN (National City Bank N.A. LOC)**
 5.15%...........................................  05/07/00   2,555    2,555,000
 Rockford RB (Fairhaven Christian Center Project) DN (Banc One N.A.
  LOC)**
 5.10%...........................................  05/07/00   2,500    2,500,000
 Sangamon County IDRB (Contech Construction Project Incorporated)
  Series 1992 AMT (Mellon Bank N.A. LOC) (VMIG-1)**
 5.20%...........................................  05/07/00   2,700    2,700,000
 Sangamon County IDRB (Contech Construction Project Incorporated)
  Series 1994 AMT (Mellon Bank N.A. LOC) (VMIG-1)**
 5.20%...........................................  05/07/00   3,400    3,400,000
 Sangamon County IDRB (Contech Construction Project Incorporated)
  Series 1997 AMT (Mellon Bank N.A. LOC)**
 5.25%...........................................  05/07/00   1,400    1,400,000
 Village of North Aurora IDRB (Oberweis Dairy Incorporated Project)
  Series 1995 AMT (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)**
 5.13%...........................................  05/07/00   2,350    2,350,000
                                                                    ------------
                                                                      56,420,000
                                                                    ------------

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                      Maturity    Par
in Securities                                      Date     (000)      Value
-------------                                    -------- --------- ------------

MUNICIPAL BONDS (continued)
Indiana--5.6%
 Bremen IDA RB (Universal Bearings Incorporated Project Private
  Placement) Series A 1996 AMT (Key Bank N.A. LOC) (A-1, P-1)**
 5.40%.........................................  05/07/00 $   5,000 $  5,000,000
 Crown Point Multi-School Building Corporation BAN
 4.25%.........................................  07/17/00     3,000    3,000,000
 Elkhart Economic Development RB (Jameson Inns Incorporated
  Project) AMT (Firstar Bank N.A. LOC)**
 5.25%.........................................  05/07/00     3,305    3,305,000
 Indiana Development Finance Authority IDRB (Cives Corporation
  Project) Series 1998 AMT (Wachovia Bank LOC) (VMIG-1)**
 5.20%.........................................  05/07/00     3,600    3,600,000
 Indiana Development Finance Authority IDRB (Enterprise Center II
  Project) Series 1992 AMT (Banc One N.A. LOC) (A-1)**
 5.13%.........................................  05/07/00     3,000    3,000,000
 Indiana Development Finance Authority IDRB (Enterprise Center V
  Project) Series 1992 AMT (Banc One N.A. LOC) (A-1+)**
 5.13%.........................................  05/07/00     5,000    5,000,000
 Indiana Secondary Market for Educational Loans Series D RB (AMBAC
  Insurance)
 4.65%.........................................  06/01/00     1,000    1,000,531
 Indiana Secondary Market for Educational Loans Series F RB (AMBAC
  Insurance)
 3.60%.........................................  06/01/00       500      499,917
 Terre Haute Industrial Economic Development RB (Jameson Inns
  Incorporated Project) AMT (Firstar Bank N.A. LOC)**
 5.25%.........................................  05/07/00     3,740    3,740,000
                                                                    ------------
                                                                      28,145,448
                                                                    ------------
Kansas--1.0%
 Wyandotte County BAN
 4.30%.........................................  02/01/01 5,000,000    5,000,000
                                                                    ------------
Kentucky--3.8%
 City of Maysville Solid Waste Disposal Facilities RB (Inland
  Container Corporation Project) AMT
 4.85%.........................................  07/14/00     4,000    4,000,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Kentucky (continued)
 City of Wilder Industrial Building RB (Saratoga Investments
  Limited Partnerships) DN (Fifth Third Bank N.A. LOC)**
 5.25%...........................................  05/07/00 $ 1,610 $  1,610,000
 Elsmere IDRB (International Mold Steel Incorporated Project) AMT
  (Star Banc Corporation LOC)**
 5.27%...........................................  05/07/00   1,820    1,820,000
 Florence Economic Development RB (Jameson Inns Incorporated
  Project) AMT (Firstar Bank N.A. LOC)**
 5.25%...........................................  05/07/00   2,520    2,520,000
 Jefferson County Economic Development RB (Jameson Inns
  Incorporated Project) AMT (First Bank Systems LOC)**
 5.25%...........................................  05/07/00   2,550    2,550,000
 Jefferson County Industrial Building RB (Atlas Machine & Supply
  Company, Project) AMT (Banc One N.A. LOC)**
 5.20%...........................................  05/07/00   5,000    5,000,000
 McCreary County Industrial Building RB (Le Sportsac Incorporated
  Project) DN (Fifth Third Bank N.A. LOC)**
 5.10%...........................................  05/07/00   1,555    1,555,000
                                                                    ------------
                                                                      19,055,000
                                                                    ------------
Louisiana--1.2%
 Jefferson Parish AMT (Bayerische Landesbank Girozentrale LOC) (A-
  1C+)**
 5.17%...........................................  05/07/00   6,205    6,205,000
                                                                    ------------
Maryland--5.8%
 Maryland State Community Development Administration (Atlantic
  Pharmaceutical Services Incorporated) AMT (FNB Maryland LOC) (A-
  1)**
 4.77%...........................................  05/07/00   4,940    4,940,000
 Maryland State Department of Housing & Community Development AMT
  (Landesbank Hessen Thuringen Girozentrale LOC) (VMIG-1)
 3.85%...........................................  08/24/00   3,000    3,000,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Maryland (continued)
 Maryland State Educational Development Authority (Association of
  Catholic Charities) DN (FNB Maryland LOC) (A-1)**
 5.13%...........................................  05/05/00 $ 3,175 $  3,175,000
 Maryland State Educational Development Authority (Association of
  Catholic Charities) DN (FNB Maryland LOC) (A-1)**
 5.13%...........................................  05/05/00   1,880    1,880,000
 Maryland State Health & Higher Education Authority RB (Doctors
  Community Hospital) Series 1997 DN (FNB Maryland LOC) (A-1)**
 4.57%...........................................  05/07/00   2,000    2,000,000
 Montgomery County Economic Development RB (Brooke Grove Foundation
  Incorporated Project) DN (FNB Maryland LOC) (A-1)**
 4.62%...........................................  05/07/00   7,350    7,350,000
 Ocean County RB (Harrison Inn Fifty-Eight Limited Partnership
  Facility) AMT (FNB Maryland LOC) (A-1)**
 4.82%...........................................  05/07/00   4,610    4,610,000
 Wicomico County Economic Development RB (Plymouth Tube Company
  Project) AMT (Banc One N.A. LOC) (VMIG-1)**
 5.20%...........................................  05/07/00   1,900    1,900,000
                                                                    ------------
                                                                      28,855,000
                                                                    ------------
Massachusetts--0.5%
 Massachusetts RB (Escrowed in U.S. Treasuries)
 7.50%...........................................  12/01/00   2,350    2,443,925
                                                                    ------------
Michigan--3.2%
 Bentley Community School District Student Aid GO
 4.45%...........................................  08/22/00   1,100    1,101,146
 Benton Harbor Area School District Student Aid GO
 4.00%...........................................  08/31/00   1,000    1,000,966
 Garden City Housing Finance Authority (Garden City Housing
  Project) DN (National City Bank N.A. LOC) (A-1+)**
 5.10%...........................................  05/07/00   2,495    2,495,000
 Gibraltar School District State Aid Notes Series 2000
 4.50%...........................................  11/14/00   2,700    2,702,806

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Michigan (continued)
 Howell Public Schools GO (MBIA Insurance)
 3.85%...........................................  05/01/00 $   625 $    625,000
 Kalamazoo GO (MIG-1)
 4.50%...........................................  12/01/00   4,000    4,009,292
 Michigan Strategic Fund--Amera Group Limited Obligations RB Series
  2000 AMT (Banc One LOC)**
 5.20%...........................................  05/07/00   3,200    3,200,000
 Pinckney Community School District Student Aid GO
 4.25%...........................................  06/30/00   1,000    1,000,477
                                                                    ------------
                                                                      16,134,687
                                                                    ------------
Minnesota--1.4%
 Minneapolis GO Series 1995B DN (Bayerische Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)**
 4.90%...........................................  05/07/00   3,000    3,000,000
 Minnesota Agricultural Economic Development Authority (Como
  Partnership Project) AMT (Firstar Bank N.A. LOC)**
 5.40%...........................................  05/07/00   2,260    2,260,000
 Minnesota School Districts Tax & Aid Anticipated Borrowing Program
  Certificates Series A (MIG-1)
 4.25%...........................................  02/28/01   1,500    1,500,565
                                                                    ------------
                                                                       6,760,565
                                                                    ------------
Missouri--3.2%
 Jackson County Port Facility RB (Chevron USA Incorporated Project)
  Series 1993 DN**
 3.85%                                             05/01/00   3,200    3,200,000
 Maries County IDA Solid Waste Management RB (Kingsford Products
  Company Project) AMT (Clorox Company Incorporated Guarantee) (A-
  1)**
 5.25%...........................................  05/07/00  12,600   12,600,000
                                                                    ------------
                                                                      15,800,000
                                                                    ------------
New Hampshire--0.7%
 New Hampshire State Business Finance Authority IDRB (Felton Brush
  Incorporated Project) AMT (Key Bank N.A. LOC)**
 5.40%...........................................  05/07/00   1,770    1,770,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New Hampshire (continued)
 New Hampshire State Housing Finance Authority Multifamily RB
  (Countryside L.P. Project) AMT (General Electric Capital
  Corporation LOC) (VMIG-1)**
 5.20%...........................................  05/07/00 $ 1,500 $  1,500,000
                                                                    ------------
                                                                       3,270,000
                                                                    ------------
New Jersey--4.7%
 Essex County Public Improvement Authority RB (County Asset Sale
  Project) Series 1995 DN (Morgan Guaranty Trust LOC) (VMIG-1)**
 4.80%...........................................  05/07/00   1,050    1,050,000
 Monmouth County Improvement Authority RB (Water Treatment
  Facility) Series 1990
 6.875%..........................................  08/01/00     750      769,714
 New Jersey Economic Development Authority (Ocean Spray Cranberries
  Incorporated Guarantee Project) AMT
 3.70%...........................................  07/01/00   4,000    4,000,000
 New Jersey Economic Development Authority RB (Airis Newark LLC
  Project) Series 1998 DN (Kredietbank LOC) (A-1+, VMIG-1)**
 5.05%...........................................  05/07/00   1,408    1,408,000
 New Jersey Economic Development Authority RB (Facile Holdings
  Incoporated Project) AMT (First Union National Bank N.A. LOC)**
 4.95%...........................................  05/07/00   4,667    4,667,000
 New Jersey Economic Development Authority RB (Jersey Juice
  Incorporated Project) Series 1998 AMT (First Union National Bank
  N.A. LOC)**
 5.00%...........................................  05/07/00   3,270    3,270,000
 New Jersey Economic Development Authority RB (Kenwood USA
  Corporation Project) DN (Bank of New York LOC) (P-1)**
 4.95%...........................................  05/07/00     600      600,000
 New Jersey Housing & Mortgage Finance Agency DN (AMBAC Insurance,
  Merrill Lynch LOC) (A-1C+)**
 4.93%...........................................  05/07/00   3,200    3,200,000
 Newark School District Qualified Bonds (MBIA Insurance)
 5.30%...........................................  09/01/00   1,000    1,004,753

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New Jersey (continued)
 Washington Township BAN Series C
 4.25%...........................................  07/17/00 $ 2,000 $  2,001,848
 Wildwood Crest BAN
 3.45%...........................................  05/25/00   1,375    1,375,157
                                                                    ------------
                                                                      23,346,472
                                                                    ------------
New Mexico--0.8%
 Dona Ana County IDRB (Merryweath Project) RB Series 1998 AMT**
 5.35%...........................................  05/07/00   2,000    2,000,000
 New Mexio TRAN (SP-1+, MIG-1)
 4.50%...........................................  06/30/00   2,000    2,002,086
                                                                    ------------
                                                                       4,002,086
                                                                    ------------
New York--0.2%
 City of New York GO DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-
  1)**
 6.10%...........................................  05/01/00     100      100,000
 New York State Housing Finance Agency Series A DN (Mount Sinai
  School Of Medicine) (Chase Manhatten Bank LOC) (VMIG-1)**
 4.45%...........................................  05/07/00   1,000    1,000,000
                                                                    ------------
                                                                       1,100,000
                                                                    ------------
North Carolina--3.3%
 Charlotte-Mecklenburg Hospital Authority RB (Health Care System
  Project) Series 1996C DN (Bank of America LOC) (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00   3,200    3,200,000
 Green County Industrial Facilities & Pollution Control Financing
  Authority IDRB (Snow Hill Tape Corporation Project) Series 1995
  DN (Wachovia Bank LOC) (A-1+)**
 5.15%...........................................  05/07/00   1,100    1,100,000
 Mecklenburg County DN (A-1+, VMIG-1)**
 5.10%...........................................  05/07/00   4,700    4,700,000
 Mecklenberg County GO Series 1998C DN (First Union National Bank
  of North Carolina LOC) (A-1, VMIG-1)**
 5.00%...........................................  05/07/00   3,815    3,815,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
North Carolina (continued)
 North Carolina Medical Care Commission Health Care Facility RB
  (Lutheran Services for the Aging Project) Series 1998 DN (Branch
  Banking and Trust Co. LOC) (A-1])*
 5.10%...........................................  05/07/00 $ 2,850 $  2,850,000
 North Carolina Medical Care Commission Hospital RB (Luthern
  Retirement Project) Series 1999 DN (Bank America N.A. LOC)**
 5.10%...........................................  05/07/00     500      500,000
 University of North Carolina RB (Kenan Memorial Stadium Project)
  Series 1996 DN (Wachovia Bank N.A. LOC) (A-1+)**
 5.10%...........................................  05/07/00     576      576,000
                                                                    ------------
                                                                      16,741,000
                                                                    ------------
North Dakota--0.7%
 Mercer County Solid Waste Disposal RB (United Power Association
  Project) Series U AMT
 3.95%...........................................  06/01/00   3,400    3,400,000
                                                                    ------------
Ohio--15.8%
 Allen County BAN
 4.73%...........................................  09/14/00   2,000    2,003,850
 Brecksville County BAN
 3.75%...........................................  07/22/00   1,300    1,300,495
 Brooklyn IDRB (Dylon Industries Incorporated Project) AMT (Key
  Bank N.A. LOC)**
 5.40%...........................................  05/07/00   1,115    1,115,000
 City of Mansfield School District BAN
 4.40%...........................................  07/18/00   1,240    1,241,161
 Clermont County Health Facilities Authority RB (Mercy Health
  System Project) Series 1993A DN (Credit Suisse LOC) (VMIG-1)**
 5.05%...........................................  05/07/00     300      300,000
 Clinton County Hospital RB (Pooled Financing Programs) Series 1998
  DN (Fifth Third Bank N.A. LOC) (A-1+)**
 5.10%...........................................  05/07/00   4,100    4,100,000
 Cuyahoga County IDRB (Cleveland Gear Company Incorporated Project)
  Series 1998 AMT (Key Bank N.A. LOC)**
 5.40%...........................................  05/07/00   1,000    1,000,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Ohio (continued)
 Cuyahoga County IDRB (Northstar Project) Series 1998 DN (KeyBank
  N.A. LOC)**
 5.40%...........................................  05/07/00 $ 2,115 $  2,115,000
 East Palestine City School District BAN
 4.10%...........................................  11/09/00   1,700    1,701,878
 Erie County BAN
 3.75%...........................................  06/01/00   2,400    2,400,984
 Erie County IDRB (Brighton Manor Company Project) AMT (Bank One
  N.A. LOC)**
 5.20%...........................................  05/07/00   3,300    3,300,000
 Goshen School District GO Series 00 BAN
 4.71%...........................................  10/11/00   2,000    2,004,410
 Hilliard GO BAN Series 2000
 4.589%..........................................  05/25/00   2,000    2,000,906
 Lebanon BAN Series 2000
 4.51%...........................................  11/02/00   2,150    2,152,744
 Lima City School District BAN (MIG-1)
 4.55%...........................................  07/26/00   2,000    2,002,174
 Lucas County BAN Series 2000
 4.56%...........................................  04/12/01   1,430    1,432,719
 Mansfield City School District BAN
 4.55%...........................................  07/18/00   2,000    2,002,094
 Maplewood School District BAN
 4.46%...........................................  08/15/00   1,397    1,398,033
 Marion County GO
 4.50%...........................................  11/16/00   1,000    1,001,581
 Medina County Health Care Facilities RB (The Oaks At Medina
  Project) Series 1997B DN (Bank One N.A. LOC)**
 5.10%...........................................  05/07/00     800      800,000
 North Olmsted BAN
 4.20%...........................................  09/21/00   1,000    1,000,750
 Ohio Air Quality Development Authority PCRB (JMG Funding, Ltd.
  Partnership Project) Series 1994B DN (Societe Generale LOC) (A-
  1+, VMIG-1)**
 5.05%...........................................  05/07/00   3,840    3,840,000
 Ohio Air Quality Development Authority PCRB (Pennsylvania Power
  Company Project) AMT (Banc One N.A. LOC) (A-1+)**
 5.05%...........................................  05/07/00   2,328    2,328,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Ohio (continued)
 Ohio Air Quality Development Authority PCRB (The Timken Company
  Project) Series 1992 DN (Credit Suisse LOC) (A-1+, P-1)**
 5.05%...........................................  05/07/00 $   500 $    500,000
 Ohio Higher Education Facilities (Case Westen Project) (Banc One
  N.A. LOC) (A-1+, P-1)
 3.80%...........................................  05/31/00   3,000    3,000,000
 Ohio Housing Finance Agency MultiFamily Housing RB (The Club at
  Spring Valley Apartments Project) Series 1996A DN (Key Bank N.A.
  LOC) (A-1)**
 5.25%...........................................  05/07/00   7,500    7,500,000
 Ohio Water Authority Solid Waste Disposal RB (American Steel &
  Wire Corporation Project) AMT (Bank America N.A. LOC) (A-1)**
 5.25%...........................................  05/07/00   7,800    7,800,000
 Ohio Water Development Revenue Refunding Bonds (TheTimken Company
  Project) Series A DN (Credit Suisse LOC) (A-1+, P-1)**
 5.05%...........................................  05/07/00   1,784    1,784,000
 Richland County GO
 4.40%...........................................  11/16/00   2,300    2,303,599
 Springboro BAN
 4.51%...........................................  01/25/01   1,200    1,202,199
 Toledo City School District BAN (MIG-1)
 4.50%...........................................  01/26/01   2,012    2,016,268
 Toledo TAN
 4.20%...........................................  05/18/00   1,438    1,437,807
 Union Township GO BAN Series 2000
 4.75%...........................................  03/13/01   1,500    1,505,600
 4.86%...........................................  04/10/01   1,000    1,004,602
 Wapakoneta BAN
 4.75%...........................................  02/01/01   1,400    1,402,523
 Westlake BAN Series 2000
 4.55%...........................................  05/03/01   1,140    1,142,177
 Youngstown IDRB (Portage Transformer Company Project) Series 1996
  DN (National City Bank N.A. LOC)**
 5.25%...........................................  05/07/00   3,585    3,585,000
                                                                    ------------
                                                                      78,725,554
                                                                    ------------

Investments                  Maturity   Par
in Securities                  Date    (000)     Value
-------------                -------- ------- ------------

MUNICIPAL BONDS (continued)
Oregon--0.5%
 Portland BAN Series B (MIG-1)
 4.50%.....................  06/01/00 $ 2,500 $  2,501,515
                                              ------------
Pennsylvania--5.9%
 Pennsylvania Higher Education Facilities
  Authority RB (University of Pennsylvania
  Health Services Project) Series 1984B DN
  (A-1+, VMIG-1)**
 5.10%.......................05/07/00   5,300    5,300,000
 Pennsylvania Higher Education Facilities
  Authority RB (University of Pennsylvania
  Health Services Project) Series 1994B DN
  (A-1+, VMIG-1)**
 5.10%.......................05/07/00   5,895    5,895,000
 Pennsylvania Higher Education Facilities
  Authority RB (University of Pennsylvania
  Health Services Project) Series 1996C DN
  (Credit Suisse LOC)
  (A-1+, VMIG-1)**
 5.10%.......................05/07/00  18,300   18,300,000
                                              ------------
                                                29,495,000
                                              ------------
South Carolina--0.5%
 Berkeley County IDRB (Nucor Corp. Guarantee
  Project) Series 1995 DN (A-1+, P-1)**
 5.15%.......................05/07/00   1,800    1,800,000
 Piedmont Municipal Power Agency Electric
  Refunding RB Series B DN (Credit Suisse
  LOC)
  (A-1+, VMIG-1)**
 5.05%.......................05/07/00     600      600,000
                                              ------------
                                                 2,400,000
                                              ------------
Tennessee--0.6%
 City of Jackson IDRB (Quadion Corporation
  Project) AMT (First Bank Systems, N.A. LOC)
  (A-1)**
 5.30%.......................05/07/00   3,000    3,000,000
                                              ------------
Texas--6.4%
 Austin Airport System RB Series 2000J AMT
  (MBIA Insurance LOC) (VMIG-1)**
 5.23%.......................05/07/00   2,000    2,000,000
 City of Haltom IDRB (Molded Products Company
  Project) Series 1995 AMT (ABN-AMRO Bank
  N.V. LOC) (A-1+)**
 5.13%.......................05/07/00   3,150    3,150,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                  Maturity   Par
in Securities                  Date    (000)     Value
-------------                -------- ------- ------------

MUNICIPAL BONDS (continued)
Texas (continued)
 Houston TRAN (SP-1+, MIG-1)
 4.25%.......................06/30/00 $ 5,000 $  5,007,154
 Montgomery County IDRB (Sawyer Research
  Products Incorporated) AMT (Key Bank N.A.
  LOC)**
 5.40%.......................05/07/00   1,500    1,500,000
 Port Arthur Navigation District
  Environmental Facilities RB (Motiva
  Enterprises Project) AMT (A-1)**
 5.20%.......................05/07/00   5,890    5,890,000
 Sulphur Springs IDRB (CMH Manufacturing
  Incorporated Project) AMT (Wachovia Bank
  N.A. LOC)**
 5.20%.......................05/07/00   4,030    4,030,000
 Texas TRAN (SP-1+, MIG-1)
 4.50%.......................08/31/00  10,400   10,422,946
                                              ------------
                                                32,000,100
                                              ------------
Vermont--0.3%
 Vermont IDA (Alpine Pipeline Company
  Project) AMT (Key Bank N.A. LOC)**
 5.40%.......................05/07/00   1,375    1,375,000
                                              ------------
Virginia--1.8%
 Chesterfield County IDA RB (Lumberg,
  Incorporated Project) Series 1998 AMT (Bank
  America N.A. LOC) (A-1+)**
 5.20%.......................05/07/00   1,000    1,000,000
 Fairfax County IDA (Inova Health Care
  Project) RB Series 2000 DN (A-1+, VMIG-1)**
 4.95%.......................05/07/00     300      300,000
 Hanover County IDA (Covenent Woods Project)
  (Branch Banking &Trust Co. LOC) Series 1999
  DN (A-1)**
 5.15%.......................05/07/00     300      300,000
 Louisa County IDA PCRB (Virginia Electric &
  Power Co. Project) Series 1985 MB (A-1,
  VMIG-1)
 3.85%.......................05/12/00   4,000    3,998,360
 Metropolitan Washington D.C. Airport
  Authority (Virginia Passenger Facility)
  Flexible Term Revenue Notes AMT (Bank
  America N.A. LOC) (A-1)
 3.90%.......................07/28/00   2,500    2,500,000

Investments                  Maturity   Par
in Securities                  Date    (000)     Value
-------------                -------- ------- ------------

MUNICIPAL BONDS (continued)
Virginia (continued)
 Metropolitan Washington D.C. Airport
  Authority (Virginia Passenger Facility)
  Flexible Term Revenue Notes AMT (Bank
  America N.A. LOC) (A-1+, P-1)
 4.00%.......................08/16/00 $ 1,000 $  1,000,000
                                              ------------
                                                 9,098,360
                                              ------------
Washington--2.6%
 Everett IDRB (Kimberly Clark Project) AMT
  (A-1+)**
 5.20%.......................05/07/00   3,900    3,900,000
 King County Public Hospitals (Hospital
  Facilities Revenue Project, Valley Medical
  Center) (Krediet Bank LOC)
 6.75%.......................09/01/00   2,000    2,056,870
 Pilchuck Public Development Corporation RB
  (Holden-McDaniels Partners, Project) AMT
  (Key Bank N.A. LOC)**
 5.45%.......................05/07/00   2,095    2,095,000
 Port Douglas County Development Corporation
  RB Series 1996 AMT (Key Bank N.A. LOC) (A-
  1)**
 5.35%.......................05/07/00   1,000    1,000,000
 Seattle Water System RB (FGIC Insurance) (A-
  1C+)
 3.80%.......................08/17/00   4,005    4,005,000
                                              ------------
                                                13,056,870
                                              ------------
Wisconsin--2.4%
 Brown Deer School District TRAN
 4.05%.......................10/27/00   2,000    2,001,381
 Stevens Point RB (Consolidated Paper Company
  Project) AMT (Wachovia Bank LOC)**
 5.20%.......................05/07/00   5,000    5,000,000
 Wisconsin Housing & Economic Development
  Authority DN (A-1C+)**
 5.23%.......................05/07/00   3,400    3,400,000
 Wisconsin Housing & Economic Development
  Authority Homeownership RB Series I
  (Merrill Lynch & Co. LOC)
 3.55%.......................08/15/00   1,500    1,500,000
                                              ------------
                                                11,901,381
                                              ------------

                               MuniCash Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------

Investments                  Maturity   Par
in Securities                  Date    (000)      Value
-------------                -------- -------  ------------

MUNICIPAL BONDS (continued)
Wyoming--1.7%
 Gillette PCRB Series 1988 DN (Commerzbank
  LOC) (A-1+, P-1)**
 5.10%.......................05/07/00 $ 8,600  $  8,600,000
                                               ------------
TOTAL INVESTMENTS IN SECURITIES (Cost
 $500,922,517*)......................   100.3%  500,922,517
LIABILITIES IN EXCESS OF OTHER
 ASSETS..............................    (0.3)   (1,605,177)
                                      -------  ------------
NET ASSETS (Equivalent to $1.00 per
 share based on 370,958,012 Fund
 Shares and 128,504,609 Dollar Shares
 Outstanding)........................   100.0% $499,317,340
                                      =======  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($499,317,340 / 499,462,621)........                 $1.00
                                                      =====

--------
* Cost for federal income tax purposes. Market value of securities subject to federal alternative minimum tax is approximately 48% of the total market value.
** Variable Rate Obligations--The interest rate shown is as of April 30, 2000, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                            MuniCash Fund Portfolio
                              Maturity Information
                                 April 30, 2000
                                  (Unaudited)

    Maturity                           Par                                           Percentage
     Period                           (000)                                         of Portfolio
    --------                       ------------                                     ------------
     1- 30 Days                    $368,310,500                                         73.6%
    31- 60 Days                      12,800,000                                          2.6
    61- 90 Days                      35,040,000                                          7.0
   91- 120 Days                      22,252,000                                          4.4
  121- 150 Days                      19,400,000                                          3.9
  Over 150 Days                      42,807,000                                          8.5

                       Average Weighted Maturity--42 days


Investment Abbreviations:

 AMT  Alternative Minimum Tax
 BAN  Bond Anticipation Note
 DN   Demand Note (Variable Rate)
 GO   General Obligation
 IDA  Industrial Development Authority
 IDRB Industrial Development Revenue Bond
 LOC  Letter of Credit
 PCRB Pollution Control Revenue Bond
 RB   Revenue Bond
 TAN  Tax Anticipation Note
 TECP Tax Exempt Commercial Paper
 TRAN Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at April 30, 2000.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                        California Money Fund Portfolio
                            Statement of Net Assets
                                 April 30, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS--99.5%
California--91.7%
 ABAG Finance Authority Certificates of Participation (Lucile
  Salter Packard Childrens Hospital) DN (AMBAC Insurance) (A-1+,
  VMIG-1)**
 4.90%...........................................  05/07/00 $ 3,725 $  3,725,000
 Alameda-Contra Costa Schools Financing Authority Certificates of
  Participation (Capital Improvements Financing Project) Series
  1997C DN (National Westminster LOC) (A-1+)**
 5.30%...........................................  05/07/00   4,905    4,905,000
 Alameda-Contra Costa Schools Financing Authority Certificates of
  Participation (Capital Improvements Financing Project) Series A
  DN (National Westminster LOC) (A-1+)**
 5.30%...........................................  05/07/00   8,410    8,410,000
 Berkeley Hospital RB (AAA)
 7.65%...........................................  04/30/00   1,325    1,355,596
 California Economic Development Financing Authority RB Series
  1998B (A-1+, VMIG-1)
 5.00%...........................................  05/07/00  13,300   13,299,487
 California GO DN (Bayerische Landesbank Girozentrale LOC) (A-1C+)
 4.83%...........................................  05/07/00  13,700   13,700,000
 California GO RB (Aa3, AA-)
 9.00%...........................................  06/01/00   5,000    5,022,617
 California GO TECP (A-1+, P-1)
 3.00%...........................................  05/19/00   4,700    4,700,000
 3.35%...........................................  06/14/00   5,000    5,000,000
 3.25%...........................................  06/15/00   2,700    2,700,000
 3.25%...........................................  07/06/00   8,500    8,500,000
 3.35%...........................................  07/12/00   6,000    6,000,000
 California Health Facilities Financing Authority (Adventist Health
  System West-Sutter Health) Series 1991B DN (Toronto Dominion LOC)
  (A-1+, VMIG-1)**
 4.90%...........................................  05/07/00   3,500    3,500,000
 California Health Facilities Financing Authority (Catholic
  Healthcare West) Series 1988C DN (MBIA Insurance) (A-1+, VMIG-
  1)**
 4.90%...........................................  05/07/00   5,200    5,200,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 California Health Facilities Financing Authority (Pooled Loan
  Program) Series 1985B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-
  1)**
 5.00%...........................................  05/07/00 $11,485 $ 11,485,000
 California Health Facilities Financing Authority (Pooled Loan
  Program) Series 1987A DN (FGIC Insurance) (VMIG-1)**
 5.25%...........................................  05/07/00     100      100,000
 California Health Facilities Financing Authority (Pooled Loan
  Program) Series 1990A DN (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00   4,600    4,600,000
 California Health Facilities Financing Authority (Scripps Memorial
  Hospital) Series A DN (MBIA Insurance) (A-1+, VMIG-1)**
 4.75%...........................................  05/07/00   3,200    3,200,000
 California Health Facilities Financing Authority (Scripps Memorial
  Hospital) Series 1985B DN (MBIA Insurance) (A-1+, VMIG-1)**
 5.25%...........................................  05/07/00   7,160    7,160,000
 California Health Facilities Financing Authority RB (Scripps
  Memorial Hospital) Series 1991B DN (MBIA Insurance & Swiss Bank
  SBPA) (A-1+, VMIG-1)**
 4.75%...........................................  05/07/00   1,100    1,100,000
 California Health Facilities Financing Authority RB (Little County
  Mary Health Service) (Kredietbank LOC) (AAA, Aaa)
 4.00%...........................................  10/01/00   1,010    1,011,219
 California Housing Finance Agency RB Series C (FNMA Insurance) (A-
  1+)
 4.75%...........................................  05/03/00   2,750    2,750,000
 California Pollution Control Financing Authority PCRB (Pacific Gas
  & Electric) Series 1996E DN (Morgan Guaranty Trust LOC) (A-1+)**
 6.15%...........................................  05/01/00     600      600,000
 California Pollution Control Financing Authority PCRB (Southern
  California Edison Company Project) (A-1, P-1)
 3.35%...........................................  04/30/00   2,000    2,000,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 California Pollution Control Financing Authority PCRB (Southern
  California Edison Company Project) (A-1, P-1)
 3.10%...........................................  07/21/00 $ 1,000 $  1,000,000
 California RAN Series 1999A (SP-1+, MIG-1)
 4.00%...........................................  06/30/00  18,000   18,018,565
 California School Facilities Financing Corporation (Capital
  Improvement Project) Series B DN (Bayerische Landesbank
  Girozentrale LOC) (VMIG-1)**
 4.90%...........................................  05/07/00  10,000   10,000,000
 California Statewide Communities Development Authority
  Certificates of Participation (Covenant Retirement Communities,
  Inc.) DN (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)**
 4.95%...........................................  05/07/00   7,500    7,500,000
 California Statewide Community College Financing Authority TRAN
  Series A (SP-1+)
 4.00%...........................................  06/30/00  15,000   15,018,533
 California TRAN Financing Authority DN (FSA Insurance) (A-1+)
 5.00%...........................................  05/07/00  24,200   24,200,000
 California Trust Receipts Series 58 DN (FGIC Insurance) (SP-1+,
  MIG-1)**
 5.13%...........................................  05/07/00   2,900    2,900,000
 California Wastewater Systems (MBIA Insurance) (AAA, Aaa)
 6.50%...........................................  12/01/00   1,000    1,035,729
 City of Stockton IDRB (La Quinta Motor Inns) DN (Bank America
  LOC)**
 5.15%...........................................  05/07/00     650      650,000
 Conejo Valley Unified School District TRAN (SP-1+)
 3.45%...........................................  06/30/00   5,000    5,002,300
 Contra Costa Multifamily Housing RB (Lakeshore Apartments) Series
  1992C DN (Federal National Mortgage Association) (A-1+)**
 4.60%...........................................  05/07/00   7,145    7,145,000
 Corona Multifamily Housing RB (Country Hills Apartment Project)
  Series 1995A DN (Bank America LOC) (A-1)**
 5.30%...........................................  05/07/00   6,595    6,595,000

Investments                                      Maturity
in Securities                                      Date   Par (000)    Value
-------------                                    -------- --------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 Fremont Multifamily Housing Bonds (Creekside Village Apartments)
  Series D DN (Kredietbank LOC) (VMIG-1)**
 5.05%.........................................  05/07/00 $   4,000 $  4,000,000
 Golden Empire Schools Financing Authority (Kern High School
  District Project) Series A DN (Canadian Imperial Bank LOC) (A-
  1+)**
 4.90%.........................................  05/07/00     7,355    7,355,000
 Golden Empire Schools Financing Authority (Kern High School
  District Project) Series B DN (National Westminster LOC) (A-1+)**
 4.90%.........................................  05/07/00     9,700    9,700,000
 Kern County Certificates of Participation (Kern Public Facilities
  Project) Series B DN (Union Bank of Switzerland LOC) (VMIG-1)**
 4.90%.........................................  05/07/00     3,700    3,700,000
 Kern County TRAN (SP-1+, MIG-1)
 4.00%.........................................  06/30/00 5,000,000    5,006,748
 Los Angeles Community Redevelopment Agency Multifamily Housing
  Revenue Refunding Bonds Series 2000 DN (VMIG-1)**
 4.70%.........................................  05/07/00     1,000    1,000,000
 Los Angeles County Certificates of Participation(Correctional
  Facilities Project) (AAA, AAA)
 6.50%.........................................  09/01/00    10,000   10,293,173
 Los Angeles County Certificates of Partnership (Equipment & Real
  Property Acquistion Program) (Kredietbank LOC) (AAA, Aaa)
 4.00%.........................................  12/01/00     2,470    2,474,860
 Los Angeles County Department of Water & Power Series F DN (A-1+,
  VMIG-1)
 5.15%.........................................  05/07/00     5,000    5,000,000
 Los Angeles County Leasing Authority TECP (P-1, A-1)
 3.25%.........................................  07/06/00     5,000    5,000,000
 Los Angeles County Multifamily Housing RB (Malibu Meadows Project)
  Series 1998B DN (Federal National Mortgage Association) (A-1+)**
 5.00%.........................................  05/07/00     3,000    3,000,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 Los Angeles County Pension Obligation Revenue Refunding Bonds
  Series C DN (Bank of Nova Scotia LOC) (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00 $ 1,500 $  1,500,000
 Los Angeles County TRAN (SP-1+, MIG-1)
 4.00%...........................................  06/30/00   8,200    8,208,621
 Los Angeles County Transportation Commission Sales Tax Revenue
  Refunding Bonds Series 1992 DN (FGIC Insurance) (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00   6,700    6,700,000
 Los Angeles County Unified School District TRAN (SP-1+, MIG-1)
 4.00%...........................................  06/30/00   2,000    2,002,860
 Los Angeles Water & Power TECP (Westdeutsche Landesbank
  Girozentrale LOC) (A-1+, P-1)
 3.35%...........................................  08/14/00   2,800    2,800,000
 Metropolitan Water District of Southern California Series A DN
  (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00   1,845    1,845,000
 Metropolitian Water District of Southern California TECP (A-1, P-
  1)
 3.15%...........................................  06/07/00  15,800   15,800,000
 3.45%...........................................  07/11/00   6,300    6,300,000
 Metropolitan Water District Southern California Waterworks RB
  Series A
 7.00%...........................................  07/01/00   1,775    1,784,782
 Milpitas Unified School District TRAN (SP-1+)
 3.25%...........................................  06/30/00   3,500    3,500,719
 Ontario Multifamily RB (Residential Park Center) DN (Royal Bank of
  Canada LOC) (VMIG-1)**
 4.25%...........................................  05/07/00   9,900    9,900,000
 Pomona Redevelopment Agency Multifamily RB Series A DN (FNMA
  Insurance) (A-1+)**
 4.95%...........................................  05/07/00   2,400    2,400,000
 Rancho Mirage Joint Powers Financing Authority Certificates of
  Participation (Eisenhower Medical Center) Series B DN (MBIA
  Insurance) (VMIG-1)**
 4.75%...........................................  05/07/00   3,750    3,750,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 Riverside County Certificates of Participation (Riverside County
  Public Facility) Series 1985A DN (Commerzbank LOC) (A-1+, VMIG-
  1)**
 4.75%...........................................  05/07/00 $ 4,100 $  4,100,000
 Riverside County Certificates of Participation (Riverside County
  Public Facility) Series 1985D DN (Commerzbank LOC) (A-1+)**
 4.75%...........................................  05/07/00   3,980    3,980,000
 Riverside County Housing Authority Multifamily DN (A-1+)**
 4.75%...........................................  05/07/00   9,040    9,040,000
 Rohnert Park Multifamily Housing Bonds (Crossbrook Apartments)
  Series A DN (FNMA Insurance) (A-1+)**
 4.90%...........................................  05/07/00   2,500    2,500,000
 Sacramento Municipal Utility District TECP (Bayerische Landesbank
  Girozentrale LOC) (A-1+, P-1)
 3.30%...........................................  05/12/00   5,000    5,000,000
 2.95%...........................................  06/16/00  10,000   10,000,000
 3.30%...........................................  07/14/00   4,000    4,000,000
 3.30%...........................................  08/10/00   2,000    2,000,000
 San Diego Multifamily Housing RB (University Tour Center
  Apartments Project) DN (Bank America LOC) (A-1, VMIG-1)**
 5.05%...........................................  05/07/00   4,000    4,000,000
 San Diego Multifamily Housing RB Series A DN (Fifth Third Bank
  LOC) (A-1+)**
 4.80%...........................................  05/07/00   4,100    4,100,000
 San Diego TAN (SP-1+, MIG-1)
 4.25%...........................................  09/29/00   5,000    5,009,372
 San Diego Water Authority TECP (SP-1+, MIG-1)
 3.35%...........................................  08/11/00  10,000   10,000,000
 San Francisco Airport Authority TECP (A-1+, P-1)
 2.90%...........................................  06/08/00   5,200    5,200,000
 San Francisco Bay Area Transportation Facilities Authority TECP
  (A-1+, P-1)
 3.30%...........................................  09/14/00  10,000   10,000,000
 San Francisco City & County Redevelopment Agency Multifamily
  Housing RB (South Harbor Project) DN (VMIG-1)**
 4.80%...........................................  05/07/00  12,300   12,300,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 San Francisco City & County Redevelopment Agency RB (Filmore
  Center) DN (A-1+)**
 4.75%...........................................  05/07/00 $ 1,400 $  1,400,000
 San Francisco Public Utility System TECP (A-1+, P-1)
 3.15%...........................................  06/07/00   3,000    3,000,000
 San Jose Multifamily Housing Bonds (Fairway Glen Project) Series A
  DN (FGIC Insurance) (A-1+, VMIG-1)**
 5.05%...........................................  05/07/00   4,980    4,980,000
 San Jose Multifamily Housing Bonds (Timberwood Apartments Project)
  Series 1995A DN (Wells Fargo Bank LOC) (VMIG-1)**
 5.05%...........................................  05/07/00   4,065    4,065,000
 San Juan-Modesto-Santa Clara-Redding Public Power Agency (San Juan
  Project) Subordinate Lien RB Series 1995B DN (AMBAC Insurance)
  (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00  12,000   12,000,000
 San Juan-Modesto-Santa Clara-Redding Public Power Agency (San Juan
  Project) Subordinate Lien RB Series 1997E DN (National
  Westminster LOC) (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00  12,900   12,900,000
 Santa Ana Unified School District Public Facilities Series 1990 DN
  (Banque Nationale de Paris LOC) (VMIG-1)**
 5.00%...........................................  05/07/00   4,078    4,078,280
 Santa Clara Multifamily Housing Bonds (Fox Chase Project) DN (FGIC
  Insurance) (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00   4,700    4,700,000
 Southeast California Lease Revenue Refunding Bonds (Resource
  Recovery Facility Authority) DN (Bayerische Landesbank
  Girozentrale LOC) (A-1, VMIG-1)**
 4.90%...........................................  05/07/00   5,400    5,400,000
 Southern California Public Power Authority RB Series 1989 (Aaa,
  AAA)
 6.00%...........................................  07/01/00   1,000    1,003,431

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 Southern California Public Power Authority Subordinated Refunding
  RB (Palo Verde Project) Series 1996B DN (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00 $ 1,800 $  1,800,000
 Southern California Public Power Authority Subordinated Refunding
  RB (Southern Transmission Project) Series B DN (FSA Insurance)
  (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00   5,200    5,200,000
 Sunnyvale Elementary School District TRAN (SP-1+)
 3.25%...........................................  06/30/00   5,000    5,001,192
 University of California Revenue Refunding Bonds (AMBAC Insurance)
  (Aaa, AAA)
 10.00%..........................................  09/01/00   7,755    7,918,731
 University of California TECP (A-1+, P-1)
 2.85%...........................................  06/09/00   6,000    6,000,000
 Vallecitos Water District Certificates of Participation (Twin Oaks
  Reservoir Project) DN (Credit Locale de France LOC) (A-1+, VMIG-
  1)**
 4.90%...........................................  05/07/00   4,700    4,700,000
 Wateruse Finance Authority RB Series 1998 DN (FSA Insurance) (A-
  1+)**
 5.00%...........................................  05/07/00  12,600   12,600,000
 West Basin Municipal Water District (AAA)
 7.00%...........................................  08/01/00   1,035    1,064,108
                                                                    ------------
                                                                     531,150,923
                                                                    ------------
Guam--1.1%
 Guam Power Authority TECP (Kredietbank LOC)
  (A-1, P-1)
 2.95%...........................................  06/09/00   3,000    3,000,000
 3.30%...........................................  08/11/00   3,200    3,200,000
                                                                    ------------
                                                                       6,200,000
                                                                    ------------
Puerto Rico--6.3%
 Commonwealth of Puerto Rico GO MB (AAA)
 7.70%...........................................  07/01/00   1,500    1,539,125
 Commonwealth of Puerto Rico TRAN
  (SP-1+, MIG-1)
 4.50%...........................................  07/30/00  18,500   18,548,586

                        California Money Fund Portfolio
                      Statement of Net Assets (Concluded)
-------------------------------------------------------------------------------

Investments                                  Maturity
in Securities                                  Date   Par (000)    Value
-------------                                -------- --------- ------------

MUNICIPAL BONDS (continued)
Puerto Rico (continued)
 Puerto Rico Electric Power Authority DN
  (Societe Generale) (A-1+)**
 5.10%.......................................05/07/00 $     500 $    500,000
 Puerto Rico Government Development Bank TECP (A-1+, P-1)
 3.50%.....................................  07/20/00     5,000    5,000,000
 3.35%.....................................  08/17/00 2,000,000    2,000,000
 3.35%.....................................  08/18/00 3,000,000    3,000,000
 3.60%.....................................  08/18/00 6,000,000    6,000,000
                                                                ------------
                                                                  36,587,711
                                                                ------------
Virgin Islands--0.4%
 Virgin Islands Public Finanace Authority (AAA, AAA)
 6.80%.....................................  10/01/00     2,550    2,582,578
                                                                ------------

TOTAL INVESTMENTS IN SECURITIES (Cost $576,521,212*).......  99.5%  576,521,212
OTHER ASSETS IN EXCESS OF LIABILITIES......................   0.5     2,759,786
                                                            -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 570,291,880 Fund Shares and 9,116,116 Dollar Shares
 Outstanding).............................................. 100.0% $579,280,998
                                                            =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($579,280,998 / 579,407,996)....................................         $1.00
                                                                          =====

--------
* Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of April 30, 2000, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                        California Money Fund Portfolio
                             Maturity Information
                                April 30, 2000
                                  (Unaudited)

    Maturity                            Par                                            Percentage
    --------                        ------------                                       ----------
      1-30 Days                     $329,943,280                                          57.3%
     31-60 Days                       55,700,000                                           9.7
     61-90 Days                      101,775,000                                          17.7
    91-120 Days                       48,535,000                                           8.4
   121-150 Days                       27,755,000                                           4.8
  Over 150 Days                       12,030,000                                           2.1

                      Average Weighted Maturity--39 days


Investment Abbreviations:

DN    Demand Note
GO    General Obligation
LOC   Letter of Credit
PCRB  Pollution Control Revenue Bond
RAN   Revenue Anticipation Note
RB    Revenue Bond
TAN   Tax Anticipation Note
TRAN  Tax and Revenue Anticipation Note
TECP  Tax--Exempt Commercial Paper

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various portfolios are believed to be the most recent ratings available at April 30, 2000.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                         New York Money Fund Portfolio
                            Statement of Net Assets
                                 April 30, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS--98.8%
New York--79.4%
 Board of Cooperative Education Services for the Sole Supervisory
  District of Broome, Delaware & Tioga Counties RAN
 4.00%...........................................  06/30/00 $ 2,000 $  2,001,582
 Brewster Central School District TAN
 4.00%...........................................  06/30/00   1,500    1,500,894
 Cayuga County BAN**
 4.125%..........................................  09/07/00   2,658    2,661,814
 City of New York GO Bonds (Morgan Guaranty Trust LOC) Series B-2
  DN (A-1+, VMIG-1)**
 6.10%...........................................  05/01/00     300      300,000
 City of New York GO DN (Kredietbank LOC) (A-1+)**
 5.13%...........................................  05/07/00   9,060    9,060,000
 City of New York GO Series 1993B DN (FGIC Insurance) (A-1+, VMIG-
  1)**
 6.10%...........................................  05/01/00     100      100,000
 City of New York GO Series 1994B-3 DN (MBIA Insurance) (A-1+,
  VMIG-1)**
 6.05%...........................................  05/01/00     500      500,000
 City of New York GO Series 1994B-7 DN (AMBAC Insurance) (A-1+,
  VMIG-1)**
 6.05%...........................................  05/01/00     700      700,000
 City of New York GO Series 1995F-2 DN (Toronto Dominion LOC) (A-
  1+, VMIG-1)**
 4.95%...........................................  05/07/00   3,000    3,000,000
 City of New York GO Series 1995F-4 DN (Landesbank Hessen Thuringen
  Girozentrale LOC) (A-1+, VMIG-1)**
 5.05%...........................................  05/07/00   1,400    1,400,000
 City of New York GO Series B-8 DN (Bayerishe Landesbank LOC) (A-
  1+, VMIG-1)**
 5.00%...........................................  05/07/00     300      300,000
 City of New York GO Series D-22 DN (FGIC Insurance) (A-1+, VMIG-
  1)**
 4.95%...........................................  05/07/00   5,800    5,800,000
 City of New York Health & Hospital Corporation RB DN (Health
  System) Series A (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00   6,000    6,000,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 City of New York Housing Development Corporation (Columbus Gardens
  Project) Series 1993A DN (Citibank LOC) (A-1)**
 4.85%...........................................  05/07/00 $ 5,000 $  5,000,000
 City of New York Housing Development Corporation Multifamily
  Rental Housing RB (Monterey Project) Series 1997A DN (Federal
  National Mortgage Association) (A-1+)**
 4.95%...........................................  05/07/00   4,200    4,200,000
 City of New York Tender Option Bonds DN (MBIA Insurance) (VMIG-
  1)**
 5.10%...........................................  05/07/00   7,000    7,000,000
 City of New York Transitional Finance Authority Financing RB
  Series A-1 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)**
 5.05%...........................................  05/07/00   5,400    5,400,000
 Clinton County BAN
 4.00%...........................................  07/28/00   4,016    4,020,395
 Dormitory Authority of the State of New York (Beverwyck Inc.) DN
  (Banque Paribas LOC) (P-1)**
 5.20%...........................................  05/07/00   7,000    7,000,000
 Dormitory Authority of the State of New York (Cornell University)
  TECP (A-1+, P-1)
 3.55%...........................................  05/11/00  10,000   10,000,000
 Dormitory Authority of the State of New York (Metropolitan Museum
  of Art) Series 1993A DN (A-1+, VMIG-1)**
 4.85%...........................................  05/07/00   1,068    1,068,000
 Dormitory Authority of the State of New York (State University
  Educational Facilities) RB Series A MB (Escrowed in U.S.
  Government Securities) (AAA)
 7.70%...........................................  05/15/00   2,100    2,105,106
 Dormitory Authority of the State of New York RB (Rockefeller
  University) Series 1998A DN (A-1+, VMIG-1)**
 4.90%...........................................  05/07/00   2,600    2,600,000
 Dormitory Authority of the State of New York Reserves DN (MBIA
  Insurance) (A-1, VMIG-1)**
 5.00%...........................................  05/07/00   2,400    2,400,000

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 Eastchester Union Free School District TAN
 4.00%...........................................  06/30/00 $ 4,300 $  4,302,384
 Franklin County IDA Civic Facility RB
  (Paul Smith's College Project) Series 1998 DN
  (Key Bank N.A. LOC)**
 5.25%...........................................  05/07/00   4,300    4,300,000
 Holland Patent Central School District BAN Series 2000
 4.50%...........................................  02/22/01   1,438    1,440,977
 Long Island Power Authority Electric System Subordinated RB DN
  (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00  10,500   10,500,000
 Lyons Central School District RAN
 3.625%..........................................  06/26/00   3,250    3,251,081
 Metropolitan Transportation Authority DN
  (First Union Bank LOC) (VMIG-1)**
 5.13%...........................................  05/07/00   5,000    5,000,000
 Monroe County IDA (Electronic Navigation Industries) MB (AA+)
 3.45%...........................................  07/01/00   2,290    2,290,000
 Municipal Acceptance Corporation of New York RB Series G MB (AA,
  Aa2)
 4.25%...........................................  07/01/00   4,300    4,307,472
 Nassau County MB (FGIC Insurance) (AAA, Aaa)
 4.60%...........................................  09/01/00   1,000    1,001,933
 New York City Trust For Cultural Resources (Carnegie Hall) DN
  (Westdeutsche Landesbank LOC) (A-1+, VMIG-1)**
 4.40%...........................................  05/07/00   1,000    1,000,000
 New York Local Government Assistance Corporation Bonds Series
  1995E DN (Canadian Imperial Bank LOC) (A-1+, VMIG-1)**
 4.95%...........................................  05/07/00   2,400    2,400,000
 New York Local Government Assistance Corporation RB Series 1995 DN
  (Society General LOC)
  (A-1+, VMIG-1)**
 4.95%...........................................  05/07/00   1,395    1,395,000
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series 1985A MB
  (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
 4.20%...........................................  03/15/01   8,000    8,000,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series 1985D MB
  (Fleet National Bank LOC) (A-1+, VMIG-1)
 3.90%...........................................  12/01/00 $ 2,300 $  2,300,000
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series B (A-1+,
  VMIG-1)
 3.70%...........................................  10/15/00     750      747,810
 New York State Energy, Research & Develpoment Authority PCRB
  (Orange & Rockland Utilities Incorporated Project) Series 1995A
  DN
  (AMBAC Insurance) (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00   1,300    1,300,000
 New York State Housing Finance Agency Series A (Mount Sinai School
  Of Medicine) (Chase Manhatten Bank LOC) DN (A-1+, VMIG-1)**
 4.45%...........................................  05/07/00     700      700,000
 New York State Housing Finance Agency (Liberty View Apartments)
  Series 1997A DN (Federal National Mortgage Association) (A-1+)**
 4.95%...........................................  05/07/00   1,700    1,700,000
 New York State Housing Finance Agency Multifamily Housing RB
  Series 1988A DN (AMBAC Insurance) (A-1+, VMIG-1)**
 5.10%...........................................  05/07/00     700      700,000
 New York State Housing Finance Agency Service Contract Obligation
  RB Series 1998A DN (Commerzbank LOC) (A-1+, VMIG-1)**
 4.95%...........................................  05/01/00     200      200,000
 New York State Housing Finance Authority RB (Normandie Court I)
  Series 1991 DN (Society Generale LOC) (A-1+, VMIG-1)**
 5.00%...........................................  05/07/00   1,700    1,700,000
 New York State Local Government Assistance Corporation RB Series
  1995B DN (Bank of Nova Scotia LOC) (A-1+, VMIG-1)**
 4.20%...........................................  05/07/00   2,500    2,500,000
 New York State Power Authority General Power MB
 4.00%...........................................  09/01/00  15,300   15,300,000
 Newark Central School District BAN
 4.625%..........................................  01/26/01   4,000    4,013,721

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)
-------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 Niagara County IDA Solid Waste Disposal Facility RB (American Fuel
  Company of Niagara L.P.) Series 1994A DN (Wachovia Bank LOC) [A-
  1, P-1]**
 5.10%...........................................  05/07/00 $   810 $    810,000
 Niagara Falls Bridge Commission RB Series 1993A DN (FGIC Insurance
  & Credit Local de France SBPA) [A-1+, VMIG-1]**
 5.00%...........................................  05/07/00   1,000    1,000,000
 Rochester GO MB (MBIA Insurance) (AAA, Aaa)
 5.00%...........................................  10/01/00   5,000    5,024,304
 Shenendehowa Central School Distict Clifton Park BAN
 4.00%...........................................  07/19/00   1,505    1,506,330
 Southwestern Central School District BAN
 4.25%...........................................  12/08/00   3,000    3,004,335
 Suffolk County Water Authority DN (Bank of Nova Scotia LOC) [VMIG-
  1]**
 5.05%...........................................  05/07/00   4,500    4,500,000
 Taconic Hills Central School District at Craryville RAN
 3.875%..........................................  06/29/00   3,600    3,601,917
 Town of Colonie, Albany County BAN Series C
 4.00%...........................................  07/28/00   1,800    1,801,878
 Triborough Bridge & Tunnel Authority DN (Westdeutsche Landesbank
  Girozentrale LOC) [A-1+, VMIG-1]**
 5.00%...........................................  05/07/00   2,000    2,000,000
 Triborough Bridge & Tunnel Authority Series S MB (Escrowed in U.S.
  Government Securities) (Aaa)
 7.00%...........................................  01/01/01   1,000    1,031,299
 Watertown City School District GO RAN
 4.125%..........................................  06/30/00   3,000    3,002,492
                                                                    ------------
                                                                     191,750,724
                                                                    ------------
Puerto Rico--19.4%
 Puerto Rico Electric Power Authority GO DN (Societe Generale LOC)
  [A-1+]**
 5.10%...........................................  05/07/00  10,700   10,700,000
 Puerto Rico Electric Power Authority RB DN (Societe Generale LOC)
  [A-1+]**
 5.10%...........................................  05/03/00   3,500    3,500,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Puerto Rico (continued)
 Puerto Rico Government Development Bank Series 1985 DN (Credit
  Suisse LOC) [A-1+, VMIG-1]**
 4.75%...........................................  05/07/00 $11,650 $ 11,650,000
 Puerto Rico Industrial, Tourist, Educational, Medical &
  Environmental Control Facilities RB (Ana G. Mendez University
  System Project) Series 1998 DN (Banco de Santander LOC) [A-1+]**
 5.10%...........................................  05/07/00  13,200   13,200,000
 Puerto Rico Medical, Higher Education & Environmental PCRB (Ana G.
  Mendez Educational Foundation Project) DN (Bank of Tokyo-
  Mitsubishi LOC)**
 5.30%...........................................  05/07/00   7,900    7,900,000
                                                                    ------------
                                                                      46,950,000
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $238,700,724*)......................................  98.8%  238,700,724
OTHER ASSETS IN EXCESS OF LIABILITIES......................   1.2     2,969,760
                                                            -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 240,733,313 Fund Shares and 957,075 Dollar Shares
 outstanding).............................................. 100.0% $241,670,484
                                                            =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($241,670,484 / 241,690,388)....................................         $1.00
                                                                          =====

--------
* Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of April 30, 2000, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                         New York Money Fund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------

                              New York Money Fund
                              Maturity Information
                                 April 30, 2000
                                  (Unaudited)

    Maturity                          Par                                        Percentage of
     Period                          (000)                                         Portfolio
    --------                      ------------                                   -------------
      1-30 Days                   $162,583,000                                       68.2%
     31-60 Days                      6,850,000                                        2.9
     61-90 Days                     24,711,120                                       10.4
   121-150 Days                     18,957,980                                        7.9
  Over 150 Days                     25,487,629                                       10.6

                       Average Weighted Maturity--51 days


Investment Abbreviations:

 BAN  Bond Anticipation Note
 DN   Demand Note (Variable Rate)
 GO   General Obligation
 LOC  Letter of Credit
 MB   Municipal Bond
 IDA  Industrial Development Authority
 PCRB Pollution Control Revenue Bond
 RAN  Revenue Anticipation Note
 RB   Revenue Bond
 TAN  Tax Anticipation Note
 TECP Tax Exempt Commercial Paper
 TRAN Tax and Revenue Anticipation Note

The Moody's Investor Service, Inc. and Standard & Poor's Rating Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at April 30, 2000.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                           Statements of Operations
                    For the Six Months Ended April 30, 2000
                                  (Unaudited)

                                                                               Federal     Treasury
                           TempFund     TempCash     Fed Fund      T-Fund     Trust Fund  Trust Fund
                          Portfolio     Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                         ------------  -----------  -----------  -----------  ----------  -----------
Investment Income:
 Interest income........ $482,184,835  $88,244,062  $25,568,820  $88,161,983  $6,052,533  $33,548,860
                         ------------  -----------  -----------  -----------  ----------  -----------
Expenses:
 Invesment advisory fee.    7,332,155    2,208,753      557,611    1,992,049     131,844      778,921
 Administration fee.....    7,332,155    2,208,753      557,611    1,992,049     131,844      778,921
 Custodian fee..........      720,445      182,297       86,838      191,740      27,510      110,740
 Transfer agent fee.....      428,793       44,140       27,464       92,936      10,007       37,031
 Registration fees and
  expenses..............       58,281       18,593       11,634       40,693      18,288        8,817
 Legal fees.............       12,778       19,091       19,184       19,588      18,476       19,156
 Audit fees.............       19,780       13,008       11,399        7,427      11,612       10,116
 Trustees' fees and
  expenses..............       10,873       15,527       16,845       17,020      16,845       17,093
 Printing...............       10,559        8,878        4,938        4,591       4,748        4,681
 Other..................       96,056       22,216       28,826       35,069      12,235       18,922
                         ------------  -----------  -----------  -----------  ----------  -----------
                           16,021,875    4,741,256    1,322,350    4,393,162     383,409    1,784,398
                         ------------  -----------  -----------  -----------  ----------  -----------
Services Organization
 fees--Dollar Shares....      648,914      491,689       52,192      759,125      23,736      434,355
Services Organization
 fees--Cash Management
 Shares.................       44,294           --           --      136,753          --           --
                         ------------  -----------  -----------  -----------  ----------  -----------
                              693,208      491,689       52,192      895,878      23,736      434,355
                         ------------  -----------  -----------  -----------  ----------  -----------
Total expenses..........   16,715,083    5,232,945    1,374,542    5,289,040     407,145    2,218,753
                         ------------  -----------  -----------  -----------  ----------  -----------
Less fees waived........   (1,387,437)  (2,062,011)    (432,036)  (1,213,586)   (172,334)    (535,938)
Less fees paid
 indirectly.............           --       (2,051)      (2,927)     (86,442)         --           --
                         ------------  -----------  -----------  -----------  ----------  -----------
                           (1,387,437)  (2,064,062)    (434,963)  (1,300,028)   (172,334)    (535,938)
                         ------------  -----------  -----------  -----------  ----------  -----------
Net expenses............   15,327,646    3,168,883      939,579    3,989,012     234,811    1,682,815
                         ------------  -----------  -----------  -----------  ----------  -----------
Net investment income...  466,857,189   85,075,179   24,629,241   84,172,971   5,817,722   31,866,045
Realized gain (loss) on
 investments:
 Net realized gain
  (loss) from security
  transactions..........     (113,689)    (162,504)      12,065      (80,298)     (1,489)    (106,407)
                         ------------  -----------  -----------  -----------  ----------  -----------
 Net increase in net
  assets resulting from
  operations............ $466,743,500  $84,912,675  $24,641,306  $84,092,673  $5,816,233  $31,759,638
                         ============  ===========  ===========  ===========  ==========  ===========

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                           Statements of Operations
                    For the Six Months Ended April 30, 2000
                                  (Unaudited)

                                                        California   New York
                                MuniFund     MuniCash   Money Fund  Money Fund
                                Portfolio   Portfolio   Portfolio   Portfolio
                               -----------  ----------  ----------  ----------
Investment Income:
 Interest income.............. $11,270,515  $9,210,230  $9,431,842  $5,622,946
                               -----------  ----------  ----------  ----------
Expenses:
 Invesment advisory fee.......     534,682     422,984     595,889     319,159
 Administration fee...........     534,682     422,984     595,889     319,159
 Custodian fee................      64,659      54,715      63,535      38,288
 Transfer agent fee...........      35,572      19,375      17,080      12,383
 Registration fees and
  expenses....................      41,401       9,507       4,782       1,006
 Legal fees...................      18,871      19,303      17,910      18,356
 Audit fees...................       8,117      10,510       9,669      12,642
 Trustees' fees and expenses..      16,928      16,983      16,541      14,372
 Printing.....................       5,419       3,911       5,786       5,603
 Other........................      14,764      10,433      11,463       9,994
                               -----------  ----------  ----------  ----------
                                 1,275,095     990,705   1,338,544     750,962
Services Organization fees--
 Dollar Shares................      77,575     175,097      14,765         113
Services Organization fees--
 Cash Management Shares.......       7,749          --          --          --
                               -----------  ----------  ----------  ----------
                                    85,324     175,097      14,765         113
                               -----------  ----------  ----------  ----------
Total expenses................   1,360,419   1,165,802   1,353,309     751,075
                               -----------  ----------  ----------  ----------
Less fees waived..............    (664,031)   (507,295)   (742,656)   (431,804)
Less fees paid indirectly.....     (25,629)    (11,652)     (2,047)     (5,409)
                               -----------  ----------  ----------  ----------
                                  (689,660)   (518,947)   (744,703)   (437,213)
                               -----------  ----------  ----------  ----------
Net expenses..................     670,759     646,855     608,606     313,862
                               -----------  ----------  ----------  ----------
Net investment income.........  10,599,756   8,563,375   8,823,236   5,309,084
                               -----------  ----------  ----------  ----------
Realized gain (loss) on
 investments:
 Net realized gain (loss) from
  security transactions.......     (16,092)      7,484       3,711       2,000
 Increase in amortized market
  discount....................       1,440       2,129           1         682
                               -----------  ----------  ----------  ----------
 Net gain (loss) on
  investments.................     (14,652)      9,613       3,712       2,682
                               -----------  ----------  ----------  ----------
Net increase in net assets
 resulting from operations.... $10,585,104  $8,572,988  $8,826,948  $5,311,766
                               ===========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                     TempFund Portfolio                                    TempCash Portfolio
                     ----------------------------------------------------- ---------------------------------------------------
                       Six Months                                            Six Months
                          Ended       One Month Ended       Year Ended         Ended       One Month Ended      Year Ended
                     April 30, 2000   October 31, 1999  September 30, 1999 April 30, 2000  October 31, 1999 September 30, 1999
                     ---------------  ----------------  ------------------ --------------  ---------------- ------------------
                       (Unaudited)                                          (Unaudited)
Increase (decrease)
in net assets:
 Operations:
 Net investment
 income............. $   466,857,189  $    67,024,490    $   650,787,946   $   85,075,179   $   10,587,379    $  171,864,093
 Net gain (loss) on
 investments........        (113,689)              --             50,928         (162,504)              --          (128,638)
                     ---------------  ---------------    ---------------   --------------   --------------    --------------
 Net increase in
 net assets
 resulting from
 operations.........     466,743,500       67,024,490        650,838,874       84,912,675       10,587,379       171,735,455
                     ---------------  ---------------    ---------------   --------------   --------------    --------------
Distributions to
shareholders:
 From net
 investment income:
  TempFund Shares...    (452,090,618)     (64,950,049)      (631,844,393)              --               --                --
  TempFund Dollar
  Shares............     (14,297,270)      (2,011,692)       (18,827,954)              --               --                --
  TempFund Cash
  Management
  Shares............        (469,301)         (62,749)          (115,599)              --               --                --
  TempCash Shares...              --               --                 --      (74,305,577)      (8,898,995)     (151,905,646)
  TempCash Dollar
  Shares............              --               --                 --      (10,769,602)      (1,688,384)      (19,958,447)
                     ---------------  ---------------    ---------------   --------------   --------------    --------------
   Total
   distributions to
   shareholders.....    (466,857,189)     (67,024,490)      (650,787,946)     (85,075,179)     (10,587,379)     (171,864,093)
                     ---------------  ---------------    ---------------   --------------   --------------    --------------
 Increase
 (decrease) in net
 assets derived
 from capital share
 transactions.......     316,527,689    1,788,268,757      2,567,515,101      507,841,153        6,225,835      (656,158,328)
                     ---------------  ---------------    ---------------   --------------   --------------    --------------
   Total increase
   (decrease) in net
   assets...........     316,414,000    1,788,268,757      2,567,566,029      507,678,649        6,225,835      (656,286,966)
Net assets:
 Beginning of
 period.............  14,344,802,117   12,556,533,360      9,988,967,331    2,352,861,602    2,346,635,767     3,002,922,733
                     ---------------  ---------------    ---------------   --------------   --------------    --------------
 End of period...... $14,661,216,117  $14,344,802,117    $12,556,533,360   $2,860,540,251   $2,352,861,602    $2,346,635,767
                     ===============  ===============    ===============   ==============   ==============    ==============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                 FedFund Portfolio               T-Fund Portfolio
                          ------------------------------- --------------------------------
                            Six Months                      Six Months
                              Ended         Year Ended        Ended          Year Ended
                          April 30, 2000 October 31, 1999 April 30, 2000  October 31, 1999
                          -------------- ---------------- --------------  ----------------
                           (Unaudited)                     (Unaudited)
Increase (decrease) in
 net assets:
 Operations:
  Net investment income.   $ 24,629,241   $   46,197,993  $   84,172,971   $  165,295,342
  Net gain (loss) on
   investments..........         12,065           17,942         (80,298)         (13,212)
                           ------------   --------------  --------------   --------------
  Net increase in net
   assets resulting from
   operations...........     24,641,306       46,215,935      84,092,673      165,282,130
                           ------------   --------------  --------------   --------------
Distributions to
 shareholders:
  From net investment
   income:
   FedFund Shares.......    (23,520,333)     (44,821,647)             --               --
   FedFund Dollar
    Shares..............     (1,108,908)      (1,376,346)             --               --
   T-Fund Shares........             --               --     (67,309,092)    (134,576,688)
   T-Fund Dollar Shares.             --               --     (15,527,441)     (30,677,701)
   T-Fund Cash
    Management Shares...             --               --      (1,336,438)         (40,953)
                           ------------   --------------  --------------   --------------
    Total distributions
     to shareholders....    (24,629,241)     (46,197,993)    (84,172,971)    (165,295,342)
                           ------------   --------------  --------------   --------------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........     81,102,109     (370,100,898)    (40,912,938)    (308,040,217)
                           ------------   --------------  --------------   --------------
    Total increase
     (decrease) in net
     assets.............     81,114,174     (370,082,956)    (40,993,236)    (308,053,429)
Net assets:
 Beginning of period....    777,354,709    1,147,437,665   3,013,332,987    3,321,386,416
                           ------------   --------------  --------------   --------------
 End of period..........   $858,468,883   $  777,354,709  $2,972,339,751   $3,013,332,987
                           ============   ==============  ==============   ==============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                          Federal Trust Fund Portfolio    Treasury Trust Fund Portfolio
                         ------------------------------- --------------------------------
                           Six Months                      Six Months
                             Ended         Year Ended        Ended          Year Ended
                         April 30, 2000 October 31, 1999 April 30, 2000  October 31, 1999
                         -------------- ---------------- --------------  ----------------
                          (Unaudited)                     (Unaudited)
Increase (decrease) in
 net assets:
 Operations:
  Net investment income.  $  5,817,722    $ 13,591,905   $   31,866,045   $   57,263,241
  Net gain (loss) on
   investments..........        (1,489)          9,118         (106,407)         (69,222)
                          ------------    ------------   --------------   --------------
  Net increase in net
   assets resulting from
   operations...........     5,816,233      13,601,023       31,759,638       57,194,019
                          ------------    ------------   --------------   --------------
Distributions to
 shareholders:
  From net investment
   income:
   Federal Trust Shares.    (5,316,573)    (12,211,729)              --               --
   Federal Trust Dollar
    Shares..............      (501,149)     (1,380,176)              --               --
   Treasury Trust
    Shares..............            --              --      (23,297,499)     (38,151,639)
   Treasury Trust Dollar
    Shares..............            --              --       (8,568,546)     (19,111,602)
                          ------------    ------------   --------------   --------------
    Total distributions
     to shareholders....    (5,817,722)    (13,591,905)     (31,866,045)     (57,263,241)
                          ------------    ------------   --------------   --------------
Decrease in net assets
 derived from capital
 share transactions.....   (34,413,400)    (72,338,870)     (33,749,300)    (337,924,844)
                          ------------    ------------   --------------   --------------
    Total decrease in
     net assets.........   (34,414,889)    (72,329,752)     (33,855,707)    (337,994,066)
Net assets:
 Beginning of period....   246,883,314     319,213,066    1,225,138,642    1,563,132,708
                          ------------    ------------   --------------   --------------
 End of period..........  $212,468,425    $246,883,314   $1,191,282,935   $1,225,138,642
                          ============    ============   ==============   ==============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                        MuniFund Portfolio                                MuniCash Portfolio
                         ------------------------------------------------- -------------------------------------------------
                           Six Months    Eleven Months                       Six Months    Eleven Months
                             Ended           Ended          Year Ended         Ended           Ended          Year Ended
                         April 30, 2000 October 31, 1999 November 30, 1998 April 30, 2000 October 31, 1999 November 30, 1998
                         -------------- ---------------- ----------------- -------------- ---------------- -----------------
                          (Unaudited)                                       (Unaudited)
Increase (decrease) in
 net assets:
 Operations:
  Net investment
   income..............   $ 10,599,756    $ 16,799,387     $ 19,543,173     $  8,563,375   $  13,139,776     $ 19,198,090
  Net gain (loss) on
   investments.........        (14,652)        (30,617)         (28,931)           9,613         (28,571)          22,258
                          ------------    ------------     ------------     ------------   -------------     ------------
  Net increase in net
   assets resulting
   from operations.....     10,585,104      16,768,770       19,514,242        8,572,988      13,111,205       19,220,348
                          ------------    ------------     ------------     ------------   -------------     ------------
Distributions to
 shareholders:
  From net investment
   income:
  MuniFund Shares......     (9,537,429)    (15,393,321)     (17,790,533)              --              --               --
  MuniFund Dollar
   Shares..............     (1,015,937)     (1,381,220)      (1,752,640)              --              --               --
  MuniFund Cash
   Management
   Shares..............        (46,390)        (24,846)              --               --              --               --
  MuniCash Shares......             --              --               --       (6,207,867)    (10,189,371)     (15,680,768)
  MuniCash Dollar
   Shares..............             --              --               --       (2,355,508)     (2,950,405)      (3,517,322)
                          ------------    ------------     ------------     ------------   -------------     ------------
   Total distributions
    to shareholders....    (10,599,756)    (16,799,387)     (19,543,173)      (8,563,375)    (13,139,776)     (19,198,090)
                          ------------    ------------     ------------     ------------   -------------     ------------
Increase (decrease) in
 net assets derived
 from capital share
 transactions..........    (56,813,042)     22,517,403      (84,655,277)      68,078,874    (160,400,824)      43,865,954
                          ------------    ------------     ------------     ------------   -------------     ------------
   Total increase
    (decrease) in net
    assets.............    (56,827,694)     22,486,786      (84,684,208)      68,088,487    (160,429,395)      43,888,212
Net assets:
 Beginning of period...    541,983,192     519,496,406      604,180,614      431,228,853     591,658,248      547,770,036
                          ------------    ------------     ------------     ------------   -------------     ------------
 End of period.........   $485,155,498    $541,983,192     $519,496,406     $499,317,340   $ 431,228,853     $591,658,248
                          ============    ============     ============     ============   =============     ============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                 California Money Fund Portfolio                  New York Money Fund Portfolio
                         ------------------------------------------------ ---------------------------------------------
                           Six Months     Nine Months                       Six Months     Three Months
                             Ended           Ended          Year Ended        Ended           Ended        Year Ended
                         April 30, 2000 October 31, 1999 January 31, 1999 April 30, 2000 October 31, 1999 July 31, 1999
                         -------------- ---------------- ---------------- -------------- ---------------- -------------
                          (Unaudited)                                      (Unaudited)
Increase (decrease) in
 net assets:
 Operations:
  Net investment
   income..............   $  8,823,236    $ 12,783,083     $ 20,026,954    $  5,309,084    $  2,373,602   $  9,389,877
  Net gain (loss) on
   investments.........          3,712           4,829           13,414           2,682              --         (1,390)
                          ------------    ------------     ------------    ------------    ------------   ------------
  Net increase in net
   assets resulting
   from operations.....      8,826,948      12,787,912       20,040,368       5,311,766       2,373,602      9,388,487
                          ------------    ------------     ------------    ------------    ------------   ------------
Distributions to
 shareholders:
  From net investment
   income:
  California Money
   Shares..............     (8,661,688)    (12,291,399)     (16,653,422)             --              --             --
  California Money
   Dollar Shares.......       (161,548)       (491,684)      (3,373,532)             --              --             --
  New York Money
   Shares..............             --              --               --      (5,307,459)     (2,373,602)    (9,389,877)
  New York Money Dollar
   Shares..............             --              --               --          (1,625)             --             --
                          ------------    ------------     ------------    ------------    ------------   ------------
   Total distributions
    to shareholders....     (8,823,236)    (12,783,083)     (20,026,954)     (5,309,084)     (2,373,602)    (9,389,877)
                          ------------    ------------     ------------    ------------    ------------   ------------
Increase (decrease) in
 net assets derived
 from capital share
 transactions..........     27,513,423    (137,011,893)      97,871,065     (81,578,767)     27,518,947    (22,361,832)
                          ------------    ------------     ------------    ------------    ------------   ------------
   Total increase
    (decrease) in net
    assets.............     27,517,135    (137,007,064)      97,884,479     (81,576,085)     27,518,947    (22,363,222)
Net assets:
 Beginning of period...    551,763,863     688,770,927      590,886,448     323,246,569     295,727,622    318,090,844
                          ------------    ------------     ------------    ------------    ------------   ------------
 End of period.........   $579,280,998    $551,763,863     $688,770,927    $241,670,484    $323,246,569   $295,727,622
                          ============    ============     ============    ============    ============   ============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                                  TempFund Shares
                     --------------------------------------------------------------------------------------
                                         TempFund Dollar Shares
                     --------------------------------------------------------------------------------------
                     Six Months       One Month
                        Ended           Ended                     Year Ended September 30,
                      April 30,      October 31,     ------------------------------------------------------
                        2000            1999            1999       1998       1997       1996       1995
                     -----------     -----------     ----------  ---------  ---------  ---------  ---------
                     (Unaudited)
Net Asset Value,
 Beginning of
 Period..........    $     1.00      $     1.00      $     1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ----------      ----------      ----------  ---------  ---------  ---------  ---------
Income From
Investment
Operations:
 Net Investment
 Income..........        0.0285          0.0045          0.0495     0.0549     0.0539     0.0541     0.0567
                     ----------      ----------      ----------  ---------  ---------  ---------  ---------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (0.0285)        (0.0045)        (0.0495)   (0.0549)   (0.0539)   (0.0541)   (0.0567)
                     ----------      ----------      ----------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $     1.00      $     1.00      $     1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ==========      ==========      ==========  =========  =========  =========  =========
Total Return.....          5.87%/2/        5.42%/2/        5.06%      5.63%      5.53%      5.55%      5.82%
Ratios/Supplemental
Data:
Net Assets,
 End of Period
 $(000)..........    14,078,431      13,884,164      12,045,566  9,686,491  8,060,501  5,715,004  5,351,346
Ratio of Expenses
to Average Daily
Net Assets/1/....          0.18%/2/        0.18%/2/        0.18%      0.18%      0.18%      0.18%      0.24%
Ratio of Net
Investment
 Income to
 Average Daily
 Net Assets......          5.75%/2/        5.31%/2/        4.96%      5.50%      5.39%      5.41%      5.67%

                     Six Months     One Month
                        Ended         Ended             Year Ended September 30,
                      April 30,    October 31,   --------------------------------------------
                        2000          1999        1999     1998     1997     1996     1995
                     ------------- ------------- -------- -------- -------- -------- --------
                     (Unaudited)
Net Asset Value,
 Beginning of
 Period..........      $  1.00       $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                     ------------- ------------- -------- -------- -------- -------- --------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0273        0.0043      0.0470   0.0524   0.0514   0.0516   0.0542
                     ------------- ------------- -------- -------- -------- -------- --------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0273)      (0.0043)    (0.0470) (0.0524) (0.0514) (0.0516) (0.0542)
                     ------------- ------------- -------- -------- -------- -------- --------
Net Asset Value,
 End of Period...      $  1.00       $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                     ============= ============= ======== ======== ======== ======== ========
Total Return.....         5.61%/2/      5.15%/2/    4.81%    5.38%    5.27%    5.30%    5.57%
Ratios/Supplemental
Data:
Net Assets,
 End of Period
 $(000)..........      551,536       446,568     497,178  302,476  355,284  162,119   81,828
Ratio of Expenses
to Average Daily
Net Assets/1/....         0.43%/2/      0.43%/2/    0.43%    0.43%    0.43%    0.43%    0.49%
Ratio of Net
Investment
 Income to
 Average Daily
 Net Assets......         5.50%/2/      5.06%/2/    4.71%    5.25%    5.14%    5.16%    5.42%

----
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .20% (annualized) for the six months ended April 30, 2000, .20% (annualized) for the one month ended October 31, 1999 and .22%, .23%, .24%, .26% and .27% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively, for TempFund Shares and .45% (annualized) for the six months ended April 30, 2000, .45% (annualized) for the one month ended October 31, 1999 and .47%, .48%, .49%, .51% and .52% for the years ended September 30, 1999, 1998,
    1997, 1996 and 1995, respectively, for TempFund Dollar Shares.
/2/ Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                        TempFund Cash Management Shares
                                    ----------------------------------------------
                                                                   For the Period
                                    Six Months      One Month     June 14, 1999/1/
                                       Ended          Ended           Through
                                     April 30,     October 31,     September 30,
                                       2000           1999              1999
                                    -----------    -----------    ----------------
                                    (Unaudited)
Net Asset Value,
  Beginning of Period.............   $   1.00       $   1.00          $   1.00
                                     --------       --------          --------
Income From Investment Operations:
  Net Investment Income...........     0.0260         0.0041            0.0135
                                     --------       --------          --------
Less Distributions:
  Dividends to Shareholders
    From Net Investment Income....    (0.0260)       (0.0041)          (0.0135)
                                     --------       --------          --------
Net Asset Value,
  End of Period...................   $   1.00       $   1.00          $   1.00
                                     ========       ========          ========
Total Return......................       5.44%/2/       4.92%/2/          4.60%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)..     31,249         14,069            13,789
Ratio of Expenses to Average Daily
Net Assets/3/.....................       0.68%/2/       0.68%/2/          0.68%/2/
Ratio of Net Investment Income to
Average Daily Net Assets..........       5.25%/2/       4.81%/2/          4.57%/2/

----
/1/ Commencement of Operations.
/2/ Annualized.
/3/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for TempFund Cash Management Shares would have been .70% (annualized) for the six months ended April 30, 2000, .70% (annualized) for one month ended October 31, 1999 and .71% (annualized) for the period ended September 30, 1999.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                                    TempCash Shares
                     ------------------------------------------------------------------------------------------
                                            TempCash Dollar Shares
                     ------------------------------------------------------------------------------------------
                     Six Months       One Month
                        Ended           Ended                       Year Ended September 30
                      April 30,      October 31,     ----------------------------------------------------------
                        2000            1999            1999        1998        1997        1996        1995
                     -----------     -----------     ----------  ----------  ----------  ----------  ----------
                     (Unaudited)
Net Asset Value,
Beginning of
Period...........    $     1.00      $     1.00      $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                     ----------      ----------      ----------  ----------  ----------  ----------  ----------
Income From
Investment
Operations:
 Net Investment
 Income..........        0.0285          0.0044          0.0496      0.0552      0.0541      0.0542      0.0575
                     ----------      ----------      ----------  ----------  ----------  ----------  ----------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (0.0285)        (0.0044)        (0.0496)    (0.0552)    (0.0541)    (0.0542)    (0.0575)
                     ----------      ----------      ----------  ----------  ----------  ----------  ----------
Net Asset Value,
End of Period....    $     1.00      $     1.00      $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                     ==========      ==========      ==========  ==========  ==========  ==========  ==========
Total Return.....          5.86%/2/        5.31%/2/        5.07%       5.66%       5.55%       5.56%       5.90%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).     2,480,834       1,951,436       1,968,626   2,499,114   1,991,037   1,835,326   1,316,166
Ratio of Expenses
to Average Daily
Net Assets/1/....      0.18%/2/        0.18%/2/            0.18%       0.18%       0.18%       0.18%       0.16%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......          5.74%/2/        5.19%/2/        4.95%       5.52%       5.41%       5.42%       5.75%

                     Six Months      One Month
                        Ended          Ended                 Year Ended September 30
                      April 30,     October 31,    -------------------------------------------------
                        2000           1999          1999      1998      1997      1996      1995
                     -------------- -------------- --------- --------- --------- --------- ---------
                     (Unaudited)
Net Asset Value,
Beginning of
Period...........     $   1.00       $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     -------------- -------------- --------- --------- --------- --------- ---------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0272         0.0042        0.0471    0.0527    0.0516    0.0517    0.0550
                     -------------- -------------- --------- --------- --------- --------- ---------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0272)       (0.0042)      (0.0471)  (0.0527)  (0.0516)  (0.0517)  (0.0550)
                     -------------- -------------- --------- --------- --------- --------- ---------
Net Asset Value,
End of Period....     $   1.00       $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     ============== ============== ========= ========= ========= ========= =========
Total Return.....         5.61%/2/       5.06%/2/      4.82%     5.41%     5.29%     5.31%     5.65%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).      379,706        401,426       378,010   503,809   401,529   527,830   454,156
Ratio of Expenses
to Average Daily
Net Assets/1/....         0.43%/2/       0.43%/2/      0.43%     0.43%     0.43%     0.43%     0.41%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         5.49%/2/       4.94%/2/      4.70%     5.27%     5.16%     5.17%     5.50%

----
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .32% (annualized) for the six months ended April 30, 2000, .34% (annualized) for the one month ended October 31, 1999 and .30%, .32%, .30%, .33% and .30% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively, for TempCash Shares and .57% (annualized) for the six months ended April 30, 2000, .59% (annualized) for the one month ended October 31, 1999 and .55%, .57%, .55%, .58% and .55% for the years ended September 30, 1999, 1998,
    1997, 1996 and 1995, respectively, for TempCash Dollar Shares.
/2/ Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                              FedFund Shares
                     -----------------------------------------------------------------------
                                      FedFund Dollar Shares
                     -----------------------------------------------------------------------
                     Six Months
                        Ended                      Year Ended October 31,
                      April 30,     --------------------------------------------------------
                        2000          1999       1998        1997        1996        1995
                     -----------    --------  ----------  ----------  ----------  ----------
                     (Unaudited)
Net Asset Value,
Beginning of
Period...........     $   1.00      $   1.00  $     1.00  $     1.00  $     1.00  $     1.00
                      --------      --------  ----------  ----------  ----------  ----------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0275        0.0483      0.0535      0.0530      0.0529      0.0571
                      --------      --------  ----------  ----------  ----------  ----------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0275)      (0.0483)    (0.0535)    (0.0530)    (0.0529)    (0.0571)
                      --------      --------  ----------  ----------  ----------  ----------
Net Asset Value,
End of Period....     $   1.00      $   1.00  $     1.00  $     1.00  $     1.00  $     1.00
                      ========      ========  ==========  ==========  ==========  ==========
Total Return.....         5.66%/2/      4.94%       5.48%       5.43%       5.41%       5.86%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)...........      815,285       742,744   1,116,979   1,220,857   1,407,529   1,377,175
Ratio of Expenses
to Average Daily
Net Assets/1/....         0.20%/2/      0.20%       0.20%       0.20%       0.19%       0.18%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         5.52%/2/      4.81%       5.35%       5.30%       5.29%       5.71%

                     Six Months
                        Ended                  Year Ended October 31,
                      April 30,     -------------------------------------------------
                        2000          1999      1998      1997      1996      1995
                     -------------- --------- --------- --------- --------- ---------
                     (Unaudited)
Net Asset Value,
Beginning of
Period...........     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     -------------- --------- --------- --------- --------- ---------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0263        0.0458    0.0510    0.0505    0.0504    0.0546
                     -------------- --------- --------- --------- --------- ---------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0263)      (0.0458)  (0.0510)  (0.0505)  (0.0504)  (0.0546)
                     -------------- --------- --------- --------- --------- ---------
Net Asset Value,
End of Period....     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     ============== ========= ========= ========= ========= =========
Total Return.....         5.41%/2/      4.69%     5.23%     5.18%     5.16%     5.61%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)...........       43,184        34,611    30,459   116,316   113,747   213,177
Ratio of Expenses
to Average Daily
Net Assets/1/....         0.45%/2/      0.45%     0.45%     0.45%     0.44%     0.43%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         5.27%/2/      4.56%     5.10%     5.05%     5.04%     5.46%

----
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .30% (annualized) for the six months ended April 30, 2000 and .28%, .28%, .29%, .30% and .29% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for FedFund Shares, and .55% (annualized) for the six months ended April 30, 2000 and .53%, .53%, .54%, .55% and .54% for the years ended October 31,
    1999, 1998, 1997, 1996 and 1995, respectively, for FedFund Dollar Shares. /2/ Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                             T-Fund Shares
                     -----------------------------------------------------------------
                                    T-Fund Dollar Shares
                     -----------------------------------------------------------------
                     Six Months               Year Ended October 31,
                     Ended April -----------------------------------------------------
                      30, 2000     1999       1998       1997       19996      1995
                     ----------- ---------  ---------  ---------  ---------  ---------
                     (Unaudited)
Net Asset Value,
Beginning of
Period...........     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                      ---------  ---------  ---------  ---------  ---------  ---------
Income From
Investment
Operations:
 Net Investment
 Income..........        0.0266     0.0473     0.0532     0.0528     0.0528     0.0565
                      ---------  ---------  ---------  ---------  ---------  ---------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (0.0266)   (0.0473)   (0.0532)   (0.0528)   (0.0528)   (0.0565)
                      ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
End of Period....     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                      =========  =========  =========  =========  =========  =========
Total Return.....      5.47%/2/       4.83%      5.46%      5.41%      5.40%      5.80%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)...........     2,280,566  2,397,386  2,544,001  1,765,332  1,507,603  1,211,220
 Ratio of
 Expenses to
 Average Daily
 Net Assets/1/...      0.19%/2/       0.20%      0.20%      0.20%      0.19%      0.18%
 Ratio of Net
 Investment
 Income to
 Average Daily
 Net Assets......      5.32%/2/       4.72%      5.31%      5.28%      5.26%      5.66%

                     Six Months          Year Ended October 31,
                     Ended April --------------------------------------------
                      30, 2000    1999     1998     1997     1996     1995
                     ----------- -------- -------- -------- -------- --------
                     (Unaudited)
Net Asset Value,
Beginning of
Period...........     $   1.00   $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                     ----------- -------- -------- -------- -------- --------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0254    0.0448   0.0507   0.0503   0.0503   0.0540
                     ----------- -------- -------- -------- -------- --------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0254)  (0.0448) (0.0507) (0.0503) (0.0503) (0.0540)
                     ----------- -------- -------- -------- -------- --------
Net Asset Value,
End of Period....     $   1.00   $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                     =========== ======== ======== ======== ======== ========
Total Return.....     5.22%/2/      4.58%    5.21%    5.16%    5.15%    5.55%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)...........      631,526   612,695  777,385  516,092  351,271   82,502
 Ratio of
 Expenses to
 Average Daily
 Net Assets/1/...     0.44%/2/      0.45%    0.45%    0.45%    0.44%    0.43%
 Ratio of Net
 Investment
 Income to
 Average Daily
 Net Assets......     5.07%/2/      4.47%    5.06%    5.03%    5.01%    5.41%

----
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .27% (annualized) for the six months ended April 30, 2000 and .26% , .27%, .29%, .30% and .29% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for T-Fund Shares and .52% (annualized) for the six months ended April 30, 2000 and .51%, .52%, .54%, .55% and .54%, for the years ended October 31,
    1999, 1998, 1997, 1996 and 1995, respectively, for T-Fund Dollar Shares.
/2/ Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                     T-Fund Cash Management Shares
                                     -----------------------------
                                      Six Months           For the Period
                                         Ended            May 17, 1999/1/
                                       April 30,              Through
                                         2000             Ocotber 31, 1999
                                     --------------       ----------------
                                      (Unaudited)
Net Asset Value, Beginning of
Period..............................   $         1.00        $         1.00
                                       --------------        --------------
Income From Investment Operations:
  Net Investment Income.............           0.0241                0.0197
                                       --------------        --------------
Less Distributions:
  Dividends to Shareholders From Net
  Investment Income.................          (0.0241)              (0.0197)
                                       --------------        --------------
Net Asset Value, End of Period......   $         1.00        $         1.00
                                       ==============        ==============
Total Return........................             4.97%/2/              4.37%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)....           60,248                 3,252
Ratio of Expenses to Average Daily
Net Assets/3/.......................              .69%/2/               .70%/2/
Ratio of Net Investment Income to
Average Daily Net Assets............             4.82%/2/              4.43%/2/

----
/1/ Commencement of Operations.
/2/ Annualized.
/3/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for T-Fund Cash Management Shares would have been .77% (annualized) for the six months ended April 30, 2000 and .78% (annualized) for the period ended October 31, 1999.

                    See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                  Federal Trust Fund Shares
                     ---------------------------------------------------------
                              Federal Trust Fund Dollar Shares
                     ----------------------------------------------------------
                     Six Months
                        Ended              Year Ended October 31,
                      April 30,    -------------------------------------------
                        2000        1999     1998     1997     1996     1995
                     -----------   -------  -------  -------  -------  -------
                     (Unaudited)
Net Asset Value,
Beginning of
Period...........      $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                       -------     -------  -------  -------  -------  -------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0276      0.0478   0.0529   0.0521   0.0523   0.0563
                       -------     -------  -------  -------  -------  -------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0276)    (0.0478) (0.0529) (0.0521) (0.0523) (0.0563)
                       -------     -------  -------  -------  -------  -------
Net Asset Value,
End of Period....      $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                       =======     =======  =======  =======  =======  =======
Total Return.....         5.68%/2/    4.88%    5.42%    5.33%    5.35%    5.77%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)...........      198,651     219,344  280,580  229,292  273,752  237,718
Ratio of Expenses
to Average Daily
Net Assets/1/....         0.20%/2/    0.20%    0.20%    0.20%    0.19%    0.18%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         5.53%/2/    4.76%    5.29%    5.21%    5.22%    5.61%

                     Six Months
                        Ended              Year Ended October 31,
                      April 30,    --------------------------------------------
                        2000        1999     1998     1997     1996     1995
                     ------------- -------- -------- -------- -------- --------
                     (Unaudited)
Net Asset Value,
Beginning of
Period...........      $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                     ------------- -------- -------- -------- -------- --------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0263      0.0453   0.0504   0.0496   0.0498   0.0538
                     ------------- -------- -------- -------- -------- --------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0263)    (0.0453) (0.0504) (0.0496) (0.0498) (0.0538)
                     ------------- -------- -------- -------- -------- --------
Net Asset Value,
End of Period....      $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                     ============= ======== ======== ======== ======== ========
Total Return.....         5.43%/2/    4.63%    5.17%    5.08%    5.10%    5.52%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)...........       13,817      27,539   38,633   38,700   26,875   28,402
Ratio of Expenses
to Average Daily
Net Assets/1/....         0.45%/2/    0.45%    0.45%    0.45%    0.44%    0.43%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         5.28%/2/    4.51%    5.04%    4.96%    4.97%    5.36%

----
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .36% (annualized) for the six months ended April 30, 2000 and .32%, .29%, .31%, .31% and .32% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for Federal Trust Fund Shares and .61% (annualized) for the six months ended April 30, 2000 and .57%, .54%, .56%, .56% and .57% for the years ended
    October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for Federal Trust Fund Dollar Shares.
/2/ Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                      Treasury Trust Fund Shares
                     -------------------------------------------------------------------
                                Treasury Trust Fund Dollar Shares
                     -------------------------------------------------------------------
                     Six Months
                        Ended                    Year Ended October 31,
                      April 30,     ----------------------------------------------------
                        2000          1999       1998       1997      1996       1995
                     -----------    --------  ----------  --------  --------  ----------
                     (Unaudited)
Net Asset Value,
Beginning of
Period...........     $   1.00      $   1.00  $     1.00  $   1.00  $   1.00  $     1.00
                      --------      --------  ----------  --------  --------  ----------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0258        0.0442      0.0502    0.0504    0.0508      0.0545
                      --------      --------  ----------  --------  --------  ----------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0258)      (0.0442)    (0.0502)  (0.0504)  (0.0508)    (0.0545)
                      --------      --------  ----------  --------  --------  ----------
Net Asset Value,
End of Period....     $   1.00      $   1.00  $     1.00  $   1.00  $   1.00  $     1.00
                      ========      ========  ==========  ========  ========  ==========
Total Return.....         5.30%/2/      4.51%       5.14%     5.16%     5.20%       5.59%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)...........      881,910       826,167   1,091,366   786,556   897,659   1,101,834
Ratio of Expenses
to Average Daily
Net Assets/1/....         0.20%/2/      0.20%       0.20%     0.20%     0.19%       0.18%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         5.17%/2/      4.41%       5.02%     5.04%     5.08%       5.45%

                     Six Months
                        Ended                  Year Ended October 31,
                      April 30,     -------------------------------------------------
                        2000          1999      1998      1997      1996      1995
                     -------------- --------- --------- --------- --------- ---------
                     (Unaudited)
Net Asset Value,
Beginning of
Period...........     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     -------------- --------- --------- --------- --------- ---------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0246        0.0417    0.0477    0.0479    0.0483    0.0520
                     -------------- --------- --------- --------- --------- ---------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0246)      (0.0417)  (0.0477)  (0.0479)  (0.0483)  (0.0520)
                     -------------- --------- --------- --------- --------- ---------
Net Asset Value,
End of Period....     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     ============== ========= ========= ========= ========= =========
Total Return.....         5.05%/2/      4.26%     4.89%     4.91%     4.95%     5.34%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)...........      309,373       398,972   471,767   331,498   294,228   223,272
Ratio of Expenses
to Average Daily
Net Assets/1/....         0.45%/2/      0.45%     0.45%     0.45%     0.44%     0.43%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         4.92%/2/      4.14%     4.77%     4.79%     4.83%     5.20%

----
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .29% (annualized) for the six months ended April 30, 2000 and .28%, .28%, .30%, .30% and .29% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for Treasury Trust Fund Shares and .54% (annualized) for the six months ended April 30, 2000 and .53%, .53%, .55%, .55% and .54% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for Treasury Trust Fund Dollar Shares.
/2/ Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                                 MuniFund Shares
                      -------------------------------------------------------------------------------
                                              MuniFund Dollar Shares
                      --------------------------------------------------------------------------------
                      Six Months
                         Ended       Eleven Months             Year Ended November 30,
                       April 30,     Ended October   ------------------------------------------------
                         2000          31, 1999        1998      1997      1996      1995      1994
                      -----------    -------------   --------  --------  --------  --------  --------
                      (Unaudited)
 Net Asset Value,
 Beginning of
 Period..........      $   1.00        $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                       --------        --------      --------  --------  --------  --------  --------
 Income From
 Investment
 Operations:
 Net Investment
 Income..........        0.0175          0.0273        0.0327    0.0338    0.0326    0.0360    0.0255
                       --------        --------      --------  --------  --------  --------  --------
 Less
 Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (0.0175)        (0.0273)      (0.0327)  (0.0338)  (0.0326)  (0.0360)  (0.0255)
                       --------        --------      --------  --------  --------  --------  --------
 Net Asset Value,
 End of Period...      $   1.00        $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                       ========        ========      ========  ========  ========  ========  ========
 Total Return....          3.56%/2/        3.02%/2/      3.32%     3.43%     3.31%     3.66%     2.58%
 Ratios/Supplemental
 Data:
 Net Assets, End
 of Period
 $(000)..........       415,350         483,033       467,760   536,794   530,204   720,318   687,895
 Ratio of
 Expenses to
 Average Daily
 Net Assets/1/...          0.19%/2/        0.20%/2/      0.25%     0.27%     0.27%     0.27%     0.26%
 Ratio of Net
 Investment
 Income to
 Average Daily
 Net Assets......          3.48%/2/        2.96%/2/      3.26%     3.38%     3.26%     3.59%     2.53%

                      Six Months
                         Ended       Eleven Months             Year Ended November 30,
                       April 30,     Ended October   -------------------------------------------------
                          00           31, 1999        1998      1997      1996      1995      1994
                      -------------- --------------- --------- --------- --------- --------- ---------
                      (Unaudited)
 Net Asset Value,
 Beginning of
 Period..........      $   1.00        $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                      -------------- --------------- --------- --------- --------- --------- ---------
 Income From
 Investment
 Operations:
 Net Investment
 Income..........        0.0162          0.0250        0.0302    0.0313    0.0301    0.0335    0.0230
                      -------------- --------------- --------- --------- --------- --------- ---------
 Less
 Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (0.0162)        (0.0250)      (0.0302)  (0.0313)  (0.0301)  (0.0335)  (0.0230)
                      -------------- --------------- --------- --------- --------- --------- ---------
 Net Asset Value,
 End of Period...      $   1.00        $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                      ============== =============== ========= ========= ========= ========= =========
 Total Return....          3.31%/2/        2.77%/2/      3.07%     3.18%     3.06%     3.41%     2.33%
 Ratios/Supplemental
 Data:
 Net Assets, End
 of Period
 $(000)..........        64,886          56,238        51,736    67,387    61,396     6,474     2,785
 Ratio of
 Expenses to
 Average Daily
 Net Assets/1/...          0.44%/2/        0.45%/2/      0.50%     0.52%     0.52%     0.52%     0.51%
 Ratio of Net
 Investment
 Income to
 Average Daily
 Net Assets......          3.23%/2/        2.71%/2/      3.01%     3.13%     3.01%     3.34%     2.28%

----
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .41% (annualized) for the six months ended April 30, 2000, .41% (annualized) for the eleven months ended October 31, 1999 and .41%, .41%, .42%, .41% and .41% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniFund Shares and .66% (annualized) for the six months ended April 30, 2000 .66% (annualized) for the eleven months ended October 31, 1999 and .66%, .66%, .67%, .66% and .66% for the years ended November 30, 1998, 1997,
    1996, 1995 and 1994, respectively, for MuniFund Dollar Shares.
/2/ Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                                          MuniFund Cash
                                                        Management Shares
                                                    ----------------------------
                                                                  For the Period
                                                                     June 14,
                                                    Six Months       1999/1/
                                                       Ended         Through
                                                     April 30,     Ocotber 31,
                                                       2000            1999
                                                    -----------   --------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period..............    $  1.00        $  1.00
                                                      -------        -------
Income From Investment Operations:
  Net Investment Income...........................     0.0150         0.0099
                                                      -------        -------
Less Distributions:
  Dividends to Shareholders
    From Net Investment Income....................    (0.0150)       (0.0099)
                                                      -------        -------
Net Asset Value, End of Period....................    $  1.00        $  1.00
                                                      =======        =======
Total Return......................................       3.06%/2/       2.61%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)..................      4,919          2,712
Ratio of Expenses to Average Daily Net Assets/3/..       0.69%/2/       0.70%/2/
Ratio of Net Investment Income to Average Daily
Net Assets........................................       2.98%/2/       2.58%/2/

----
/1/ Commencement of Operations.
/2/ Annualized.
/3/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for MuniFund Cash Management Shares would have been .91% (annualized) for the six months ended April 30, 2000 and .92% (annualized) for the period ended October 31, 1999.

                    See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                                MuniCash Shares
                      ------------------------------------------------------------------------------
                                            MuniCash Dollar Shares
                      -----------------------------------------------------------------------------
                                       Eleven
                      Six Months       Months
                         Ended          Ended                 Year Ended November 30,
                       April 30,     October 31,    ------------------------------------------------
                         2000           1999          1998      1997      1996      1995      1994
                      -----------    -----------    --------  --------  --------  --------  --------
                      (Unaudited)
 Net Asset Value,
 Beginning of
 Period..........      $   1.00       $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                       --------       --------      --------  --------  --------  --------  --------
 Income From
 Investment
 Operations:
 Net Investment
 Income..........        0.0180         0.0281        0.0346    0.0358    0.0350    0.0382    0.0266
                       --------       --------      --------  --------  --------  --------  --------
 Less
 Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (0.0180)       (0.0281)      (0.0346)  (0.0358)  (0.0350)  (0.0382)  (0.0266)
                       --------       --------      --------  --------  --------  --------  --------
 Net Asset Value,
 End of Period...      $   1.00       $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                       ========       ========      ========  ========  ========  ========  ========
 Total Return....          3.67%/2/       3.11%/2/      3.51%     3.63%     3.56%     3.89%     2.69%
 Ratios/Supplemental
 Data:
 Net Assets,
 End of Period
 $(000)..........       370,842        308,212       500,254   397,681   281,544   321,642   273,439
 Ratio of
 Expenses to
 Average Daily
 Net Assets/1/...          0.20%/2/       0.20%/2/      0.18%     0.18%     0.18%     0.18%     0.19%
 Ratio of Net
 Investment
 Income to
 Average
 Daily Net
 Assets..........          3.61%/2/       3.05%/2/      3.47%     3.58%     3.50%     3.83%     2.59%

                                       Eleven
                      Six Months       Months
                         Ended          Ended                Year Ended November 30,
                       April 30,     October 31,    -----------------------------------------------
                         2000           1999         1998      1997      1996      1995     1994
                      -------------- -------------- -------- --------- --------- --------- --------
                      (Unaudited)
 Net Asset Value,
 Beginning of
 Period..........      $   1.00       $   1.00      $  1.00  $   1.00  $   1.00  $   1.00  $  1.00
                      -------------- -------------- -------- --------- --------- --------- --------
 Income From
 Investment
 Operations:
 Net Investment
 Income..........        0.0167         0.0258       0.0321    0.0333    0.0325    0.0357   0.0241
                      -------------- -------------- -------- --------- --------- --------- --------
 Less
 Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (0.0167)       (0.0258)     (0.0321)  (0.0333)  (0.0325)  (0.0357) (0.0241)
                      -------------- -------------- -------- --------- --------- --------- --------
 Net Asset Value,
 End of Period...      $   1.00       $   1.00      $  1.00  $   1.00  $   1.00  $   1.00  $  1.00
                      ============== ============== ======== ========= ========= ========= ========
 Total Return....          3.42%/2/       2.86%/2/     3.26%     3.38%     3.31%     3.64%    2.44%
 Ratios/Supplemental
 Data:
 Net Assets,
 End of Period
 $(000)..........       128,475        123,017       91,404   150,089   101,528   101,424   99,688
 Ratio of
 Expenses to
 Average Daily
 Net Assets/1/...          0.45%/2/       0.45%/2/     0.43%     0.43%     0.43%     0.43%    0.44%
 Ratio of Net
 Investment
 Income to
 Average
 Daily Net
 Assets..........          3.36%/2/       2.80%/2/     3.22%     3.33%     3.25%     3.58%    2.34%

----
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .41% (annualized) for the six months ended April 30, 2000, .41% (annualized) for the eleven months ended October 31, 1999 and .40%, .41%, .42%, .41% and .42% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniCash Shares and .66% (annualized) for the six months ended April 30, 2000, .66% (annualized) for the eleven months ended October 31, 1999 and .65%, .66%, .67%, .66% and .67% for the years ended November 30, 1998, 1997,
    1996, 1995 and 1994, respectively, for MuniCash Dollar Shares.
/2/ Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                          California Money Shares
                      -----------------------------------------------------------------------
                                         California Dollar Shares
                      ------------------------------------------------------------------------
                      Six Months    Nine Months
                         Ended         Ended              Year Ended January 31,
                       April 30,    October 31,   -------------------------------------------
                         2000          1999        1999     1998     1997     1996     1995
                      -----------   -----------   -------  -------  -------  -------  -------
                      (Unaudited)
 Net Asset Value,
 Beginning of
 Period..........       $  1.00       $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                        -------       -------     -------  -------  -------  -------  -------
 Income From
 Investment
 Operations:
 Net Investment
 Income..........        0.0148        0.0201      0.0305   0.0334   0.0316   0.0356   0.0281
                        -------       -------     -------  -------  -------  -------  -------
 Less
 Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (0.0148)      (0.0201)    (0.0305) (0.0334) (0.0316) (0.0356) (0.0281)
                        -------       -------     -------  -------  -------  -------  -------
 Net Asset Value,
 End of Period...       $  1.00       $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                        =======       =======     =======  =======  =======  =======  =======
 Total Return....          3.01%/2/      2.73%/2/    3.09%    3.39%    3.21%    3.62%    2.84%
 Ratios/Supplemental
 Data:
 Net Assets, End
 of Period
 $(000)..........       570,167       543,476     549,170  460,339  326,521  389,883  385,824
 Ratio of
 Expenses to
 Average Daily
 Net Assets/1/...          0.20%/2/      0.20%/2/    0.20%    0.20%    0.20%    0.20%    0.20%
 Ratio of Net
 Investment
 Income to
 Average Daily
 Net Assets......          2.94%/2/      2.68%/2/    3.02%    3.34%    3.15%    3.55%    2.79%

                      Six Months    Nine Months
                         Ended         Ended              Year Ended January 31,
                       April 30,    October 31,   --------------------------------------------
                         2000          1999        1999     1998     1997     1996     1995
                      ------------- ------------- -------- -------- -------- -------- --------
                      (Unaudited)
 Net Asset Value,
 Beginning of
 Period..........       $  1.00       $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                      ------------- ------------- -------- -------- -------- -------- --------
 Income From
 Investment
 Operations:
 Net Investment
 Income..........        0.0136        0.0182      0.0280   0.0309   0.0291   0.0331   0.0256
                      ------------- ------------- -------- -------- -------- -------- --------
 Less
 Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (0.0136)      (0.0182)    (0.0280) (0.0309) (0.0291) (0.0331) (0.0256)
                      ------------- ------------- -------- -------- -------- -------- --------
 Net Asset Value,
 End of Period...       $  1.00       $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                      ============= ============= ======== ======== ======== ======== ========
 Total Return....          2.76%/2/      2.48%/2/    2.84%    3.14%    2.96%    3.37%    2.59%
 Ratios/Supplemental
 Data:
 Net Assets, End
 of Period
 $(000)..........         9,114         8,288     139,601  130,547  126,321   31,163   11,026
 Ratio of
 Expenses to
 Average Daily
 Net Assets/1/...          0.45%/2/      0.45%/2/    0.45%    0.45%    0.45%    0.45%    0.45%
 Ratio of Net
 Investment
 Income to
 Average Daily
 Net Assets......          2.69%/2/      2.43%/2/    2.77%    3.09%    2.90%    3.30%    2.54%

----
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% (annualized) for the six months ended April 30, 2000, .45% (annualized) for the nine months ended October 31, 1999 and .45%, .46%, .48%, .48% and .48% for the years ended January 31, 1999, 1998, 1997, 1996 and 1995, respectively, for California Money Shares and .70% (annualized) for the six months ended April 30, 2000, .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73%, .73% and .73% for the years ended January 31, 1999, 1998,
    1997, 1996 and 1995, respectively, for California Money Dollar Shares.
/2/ Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                             New York Money Shares
                      ------------------------------------------------------------------------------
                                     New York Money Dollar Shares/3/
                      ------------------------------------------------------------------------------
                                        Three
                      Six Months       Months
                         Ended          Ended                   Year Ended July 31,
                       April 30,     October 31,    ------------------------------------------------
                         2000           1999          1999      1998      1997      1996      1995
                      -----------    -----------    --------  --------  --------  --------  --------
                      (Unaudited)
 Net Asset Value,
 Beginning of
 Period..........      $   1.00       $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                       --------       --------      --------  --------  --------  --------  --------
 Income From
 Investment
 Operations:
 Net Investment
 Income..........        0.0167         0.0076        0.0289    0.0336    0.0334    0.3390    0.0338
                       --------       --------      --------  --------  --------  --------  --------
 Less
 Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (0.0167)       (0.0076)      (0.0289)  (0.0336)  (0.0334)  (0.0339)  (0.0338)
                       --------       --------      --------  --------  --------  --------  --------
 Net Asset Value,
 End of Period...      $   1.00       $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                       ========       ========      ========  ========  ========  ========  ========
 Total Return....          3.39%/2/       3.06%/2/      2.93%     3.41%     3.39%     3.44%     3.43%
 Ratios/Supplemental
 Data:
 Net Assets, End
 of Period
 $(000)..........       240,713        323,247       295,728   318,091   269,821   272,145   246,650
 Ratio of
 Expenses to
 Average Daily
 Net Assets/1/...          0.20%/2/       0.20%/2/      0.20%     0.20%     0.20%     0.20%     0.20%
 Ratio of Net
 Investment
 Income to
 Average Daily
 Net Assets......          3.32%/2/       3.02%/2/      2.87%     3.35%     3.34%     3.37%     3.36%

                                        Three
                      Six Months       Months
                         Ended          Ended             Year Ended July 31,
                       April 30,     October 31, -----------------------------------------
                         2000           1999     1999    1998      1997      1996    1995
                      -------------- ----------- ----- --------- --------- --------- -----
                      (Unaudited)
 Net Asset Value,
 Beginning of
 Period..........      $   1.00         $1.00    $1.00 $   1.00  $   1.00  $   1.00  $1.00
                      -------------- ----------- ----- --------- --------- --------- -----
 Income From
 Investment
 Operations:
 Net Investment
 Income..........        0.0020            --       --   0.0303    0.0309    0.0089     --
                      -------------- ----------- ----- --------- --------- --------- -----
 Less
 Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (0.0020)           --       --  (0.0303)  (0.0309)  (0.0089)    --
                      -------------- ----------- ----- --------- --------- --------- -----
 Net Asset Value,
 End of Period...      $   1.00         $1.00    $1.00 $   1.00  $   1.00  $   1.00  $1.00
                      ============== =========== ===== ========= ========= ========= =====
 Total Return....          3.64%/2/        --       --     3.16%     3.14%     3.05%    --
 Ratios/Supplemental
 Data:
 Net Assets, End
 of Period
 $(000)..........           957            --       --       --     1,148        20     --
 Ratio of
 Expenses to
 Average Daily
 Net Assets/1/...          0.45%/2/        --       --     0.45%     0.45%     0.45%    --
 Ratio of Net
 Investment
 Income to
 Average Daily
 Net Assets......          3.77%/2/        --       --     3.11%     3.09%     3.07%    --

----
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .47% (annualized) for the six months ended April 30, 2000, .50% (annualized) for the three months ended October 31, 1999 and .48%, .48%, .49%, .50% and .49% for the years ended July 31, 1999, 1998, 1997, 1996 and 1995, respectively, for New York Money Shares and .73% (annualized) for the six months ended April 30, 2000, .73% (annualized), .74% and .75% (annualized) for the years ended July 31, 1998, 1997 and 1996, respectively, for New York Money Dollar Shares.
/2/ Annualized.
/3/ There were no Dollar Shares outstanding during the periods March 28, 1994 to April 14, 1996 and July 21, 1998 to April 10, 2000.

                    See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Provident Institutional Funds ("PIF" or the "Company") was organized as a Delaware business trust on October 21, 1998. PIF is the successor to five investment companies: (1) Temporary Investment Fund, Inc. ("Temp"), (2) Trust for Federal Securities ("Fed"), (3) Municipal Fund for Temporary Investment ("Muni"), (4) Municipal Fund for California Investors, Inc. ("Cal Muni") and
(5) Municipal Fund for New York Investors, Inc. ("NY Muni"), (the "Predecessor Companies"). The accompanying financial statements and notes are those of the portfolios of Temp, Fed, Muni, Cal Muni and NY Muni, as follows: Temp-- TempFund and TempCash; Fed--FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni--MuniFund and MuniCash; Cal Muni--California Money Fund and NY Muni--New York Money Fund. On February 10, 1999, the Predecessor Companies were each reorganized into a separate series of PIF.

 The fiscal year ends for Temp, Fed, Muni, Cal Muni and NY Muni were September 30, October 31, November 30, January 31 and July 31, respectively. The fiscal year end for PIF is October 31. PIF is a no-load open-end management investment company. Each portfolio included in these financial statements and notes, with the exception of California Money Fund and New York Money Fund, which are non-diversified investment companies because they emphasize investments in California Municipal Obligations and New York Municipal Obligations, respectively, is a diversified investment company under the Investment Company Act of 1940.

 TempCash, FedFund, Federal Trust Fund, Treasury Trust Fund and MuniCash each offers two classes of shares: Fund Shares and Dollar Shares. New York Money Fund offers three classes of shares: Fund Shares, Dollar Shares and Plus Shares. TempFund, T-Fund, MuniFund and California Money Fund each offers six classes of shares: Fund Shares, Administration Shares, Dollar Shares, Plus Shares, Cash Reserve Shares, and Cash Management Shares. Pursuant to a Shareholder Service Plan and specified in a servicing agreement, institutions other than broker/dealers ("Service Organizations"), provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company's payment of a fee to the Servicing Organization at an annual rate not to exceed .10% for Administration Shares, .25% for Dollar Shares, .40% for Cash Reserve Shares and .50% for Cash Management Shares of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to an Amended Distribution Plan and specified in a related agreement, institutions that are broker/dealers ("Broker/Dealers"), provide certain sales and support services to their clients who beneficially own shares of the Plus class, in consideration for the Company's payment of a fee to the Broker/Dealer at an annual rate not to exceed .25% (not to exceed .40% in the case of New York Money Fund and California Money Fund) of the average daily net asset value of such Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve and Cash Management shareholders are reduced by such fees. Fund Shares are sold to institutional investors who choose not to enter into agreements with PIF. As of April 30, 2000, no Administration Shares, Plus Shares or Cash Reserve Shares were outstanding.

 Certain California municipal obligations in California Money Fund may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

 Certain New York municipal obligations in New York Money Fund may be obligations of issuers which rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

B. Significant accounting policies are as follows:

 Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

 Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

 Repurchase Agreements--The Company may purchase, for TempFund, TempCash, FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

 Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Ordinary income includes interest accrued and discount earned on portfolio securities and is reduced by premium amortized and expenses accrued. Net realized capital gains, if any, are distributed at least annually.

 Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

 Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated among the portfolios based on their relative average daily net assets.

C. Under agreements between the Company and Blackrock Institutional Management Corporation ("BIMC"), an indirect majority owned subsidiary of PNC Bank National Association ("PNC Bank"), BIMC manages the Company's portfolios and maintains their financial accounts. PFPC Trust Company is the Company's custodian and PFPC Inc. ("PFPC"), is the Company's transfer agent.

 Provident Distributors, Inc. ("PDI") serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

 The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together the "Co-Administrators"). Prior to the reorganization as discussed in note A, PDI was co-administrator with PFPC.

 In return for their advisory and administrative services, the Company pays BIMC and the Co-Administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of the TempFund Portfolio as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion,

 .09% of the next $1 billion, .08% of next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to TempCash, MuniFund and MuniCash portfolios, the fee payable, based on each funds' daily average net assets; and with respect to Fed Fund, T-Fund, Federal Trust Fund and Treasury Trust Fund, the fee payable based on those Funds' combined average assets, is as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC and the Administrators each a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

 The Co-Administrators and BIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the total operating expenses (excluding Service Organization and Broker/Dealer fees) of TempFund and TempCash do not exceed .18% of their respective average net assets; and with respect to the other eight portfolios, do not exceed .20% of their respective average net assets. For the six months ended April 30, 2000, the Co-Administrators and BIMC, (as Advisor), waived, on an equal basis, a total of $1,387,437 of the administration and advisory fees payable to them with respect to TempFund, $2,062,011 with respect to TempCash, $432,036 with respect to FedFund, $1,213,586 with respect to T-Fund, $172,334 with respect to Federal Trust Fund, $535,938 with respect to Treasury Trust Fund, $664,031 with respect to MuniFund, $507,295 with respect to MuniCash, $742,656 with respect to California Money Fund and $431,804 with respect to New York Money Fund.

 Per the Company's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances. For the six months ended April 30, 2000, custodian fees were reduced in the amounts as follows: $2,051 with respect to TempCash, $2,927 with respect to FedFund, $86,442 with respect to T-Fund, $25,629 with respect to MuniFund, $11,652 with respect to MuniCash, $2,047 with respect to California Money Fund and $5,409 with respect to New York Money Fund.

 For the six months ended April 30, 2000, certain portfolios paid Service Organization fees to affiliates of BIMC in the amounts as follows: $103,452 with respect to TempFund, $8,940 with respect to TempCash, $8,990 with respect to FedFund, $120,082 with respect to T-Fund, $26,363 with respect to Treasury Trust Fund and $274 with respect to MuniFund.

D. The Company's Declaration of Trust permits the Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

Transactions in shares of the Company are summarized as follows (at $1.00 per share):

                                            TempFund Portfolio
                             ---------------------------------------------------
                             Six Months Ended  One Month Ended     Year Ended
                                April 30,        October 31,     September 30,
                                   2000             1999              1999
                             ----------------  ---------------  ----------------
                               (Unaudited)
 Shares sold:
 TempFund.................    128,472,625,520   24,296,956,790   227,037,649,542
 TempFund Dollar..........      2,750,173,175      397,018,844     4,533,892,817
 TempFund Cash Management.         62,407,666        5,037,879        22,677,787
 Shares issued in
  reinvestment of
  dividends:
 TempFund.................        163,874,146       21,545,685       220,267,401
 TempFund Dollar..........          7,980,208          989,434         9,067,103
 TempFund Cash Management.                 --               --                --
 Shares repurchased:
 TempFund.................   (128,442,122,699) (22,479,904,215) (224,898,894,234)
 TempFund Dollar..........     (2,653,182,937)    (448,617,656)   (4,348,256,691)
 TempFund Cash Management.        (45,227,390)      (4,758,004)       (8,888,624)
                             ----------------  ---------------  ----------------
  Net increase in shares..        316,527,689    1,788,268,757     2,567,515,101
                             ================  ===============  ================

                                           TempCash Portfolio
                             ------------------------------------------------
                               Six Months       One Month
                                  Ended           Ended         Year Ended
                                April 30,      October 31,     September 30,
                                  2000             1999            1999
                             ---------------  --------------  ---------------
                               (Unaudited)
Shares sold:
 TempCash...................  14,658,264,291   2,118,780,855   56,760,587,569
 TempCash Dollar............     960,156,282     137,828,067    1,845,834,401
Shares issued in
 reinvestment of dividends:
 TempCash...................      27,018,017       4,403,410       66,156,673
 TempCash Dollar............       7,908,938       1,083,992       14,715,850
Shares repurchased:
 TempCash................... (14,155,742,456) (2,140,374,753) (57,357,122,062)
 TempCash Dollar............    (989,763,919)   (115,495,736)  (1,986,330,759)
                             ---------------  --------------  ---------------
 Net increase (decrease) in
  shares....................     507,841,153       6,225,835     (656,158,328)
                             ===============  ==============  ===============

                                                       FedFund Portfolio
                                               ---------------------------------
                                               Six Months Ended    Year Ended
                                                April 30, 2000  October 31, 1999
                                               ---------------- ----------------
                                                 (Unaudited)
Shares sold:
 FedFund.....................................    3,448,898,628    6,027,235,623
 FedFund Dollar..............................      205,961,513      271,091,233
Shares issued in reinvestment of dividends:
 FedFund.....................................        4,670,717       10,115,239
 FedFund Dollar..............................          230,936          352,921
Shares repurchased:
 FedFund.....................................   (3,381,040,372)  (6,411,602,521)
 FedFund Dollar..............................     (197,619,313)    (267,293,393)
                                                --------------   --------------
 Net increase (decrease) in shares...........       81,102,109     (370,100,898)
                                                ==============   ==============

                                                       T-Fund Portfolio
                                               ----------------------------------
                                               Six Months Ended     Year Ended
                                                April 30, 2000   October 31, 1999
                                               ----------------  ----------------
                                                 (Unaudited)
Shares sold:
 T-Fund......................................   12,522,732,516    31,110,312,502
 T-Fund Dollar...............................    2,285,289,428     4,351,583,123
 T-Fund Cash Management......................       78,019,701         3,824,994
Shares issued in reinvestment of dividends:
 T-Fund......................................       32,302,339        56,979,876
 T-Fund Dollar...............................        3,053,551         4,914,634
 T-Fund Cash Management......................              186                --
Shares repurchased:
 T-Fund......................................  (12,671,791,429)  (31,313,897,577)
 T-Fund Dollar...............................   (2,269,497,103)   (4,521,184,800)
 T-Fund Cash Management......................      (21,022,127)         (572,969)
                                               ---------------   ---------------
 Net decrease in shares......................      (40,912,938)     (308,040,217)
                                               ===============   ===============

                                                 Federal Trust Fund Portfolio
                                               ---------------------------------
                                               Six Months Ended    Year Ended
                                                April 30, 2000  October 31, 1999
                                               ---------------- ----------------
                                                 (Undaudited)
Shares sold:
 Federal Trust...............................     370,414,759     1,157,609,847
 Federal Trust Dollar........................      63,384,343       193,288,061
Shares issued in reinvestment of dividends:
 Federal Trust...............................         498,951         1,519,142
 Federal Trust Dollar........................           4,957           101,601
Shares repurchased:
 Federal Trust...............................    (391,604,886)   (1,220,372,777)
 Federal Trust Dollar........................     (77,111,524)     (204,484,744)
                                                 ------------    --------------
 Net decrease in shares......................     (34,413,400)      (72,338,870)
                                                 ============    ==============

                                                 Treasury Trust Fund Portfolio
                                               ---------------------------------
                                               Six Months Ended    Year Ended
                                                April 30, 2000  October 31, 1999
                                               ---------------- ----------------
                                                 (Undaudited)
Shares sold:
 Treasury Trust..............................    3,163,650,548    5,417,125,106
 Treasury Trust Dollar.......................      907,886,656    2,351,119,439
Shares issued in reinvestment of dividends:
 Treasury Trust..............................        6,084,717        5,905,883
 Treasury Trust Dollar.......................        6,327,283       14,632,134
Shares repurchased:
 Treasury Trust..............................   (3,113,914,355)  (5,688,187,728)
 Treasury Trust Dollar.......................   (1,003,784,149)  (2,438,519,678)
                                                --------------   --------------
 Net decrease in shares......................      (33,749,300)    (337,924,844)
                                                ==============   ==============

                                              MuniFund Portfolio
                                 ----------------------------------------------
                                   Six Months    Eleven Months
                                     Ended           Ended         Year Ended
                                   April 30,      October 31,     November 30,
                                      2000            1999            1998
                                 --------------  --------------  --------------
                                  (Unaudited)
Shares sold:
 MuniFund......................   3,036,514,511   6,159,975,658   6,507,334,293
 MuniFund Dollar...............      87,718,687     156,826,329     166,484,152
 MuniFund Cash Management......      12,069,431       8,317,454              --
Shares issued in reinvestment
 of dividends:
 MuniFund......................       1,440,314       1,608,291       2,746,208
 MuniFund Dollar...............         923,556       1,319,052       1,643,959
 MuniFund Cash Management......              --              --              --
Shares repurchased:
 MuniFund......................  (3,105,625,718) (6,146,283,448) (6,579,088,822)
 MuniFund Dollar...............     (79,992,412)   (153,640,293)   (183,775,067)
 MuniFund Cash Management......      (9,861,411)     (5,605,640)             --
                                 --------------  --------------  --------------
 Net increase (decrease) in
  shares.......................      56,813,042      22,517,403     (84,655,277)
                                 ==============  ==============  ==============

                                              MuniCash Portfolio
                                 ----------------------------------------------
                                   Six Months    Eleven Months
                                     Ended           Ended         Year Ended
                                   April 30,      October 31,     November 30,
                                      2000            1999            1998
                                 --------------  --------------  --------------
                                  (Unaudited)
Shares sold:
 MuniCash......................   1,884,701,764   4,156,725,775   7,022,119,234
 MuniCash Dollar...............     163,587,020     314,725,344     288,017,712
Shares issued in reinvestment
 of dividends:
 MuniCash......................       3,093,669       3,952,506       5,807,076
 MuniCash Dollar...............         741,772       1,366,412       2,809,584
Shares repurchased:
 MuniCash......................  (1,825,172,452) (4,352,699,628) (6,925,371,487)
 MuniCash Dollar...............    (158,872,899)   (284,471,233)   (349,516,165)
                                 --------------  --------------  --------------
 Net increase (decrease) in
  shares.......................     (68,078,874)   (160,400,824)     43,865,954
                                 ==============  ==============  ==============

                                       California Money Fund Portfolio
                                 ----------------------------------------------
                                   Six Months     Nine Months
                                     Ended           Ended         Year Ended
                                   April 30,      October 31,     January 31,
                                      2000            1999            1999
                                 --------------  --------------  --------------
                                  (Unaudited)
Shares sold:
 California Money..............   1,537,504,103   2,323,322,233   4,163,985,529
 California Money Dollar.......      23,700,275      74,930,983     330,262,605
Shares issued in reinvestment
 of dividends:
 California Money..............          56,657         337,753         703,561
 California Money Dollar.......              --              --              --
Shares repurchased:
 California Money..............  (1,510,872,845) (2,329,358,752) (4,075,870,211)
 California Money Dollar.......     (22,874,767)   (206,244,110)   (321,210,419)
                                 --------------  --------------  --------------
 Net increase (decrease) in
  shares.......................      27,513,423    (137,011,893)     97,871,065
                                 ==============  ==============  ==============

                                          New York Money Fund Portfolio
                                     ------------------------------------------
                                      Six Months   Three Months
                                        Ended         Ended        Year Ended
                                      April 30,    October 31,      July 31,
                                         2000          1999           1999
                                     ------------  ------------  --------------
                                     (Unaudited)
Shares sold:
 New York Money....................   766,558,628   326,009,383   1,623,766,248
 New York Money Dollar.............     1,268,671            --              --
Shares issued in reinvestment of
 dividends:
 New York Money....................        68,443         9,850         168,119
 New York Money Dollar.............            --            --              --
Shares repurchased:
 New York Money....................  (849,162,913) (298,500,286) (1,646,296,199)
 New York Money Dollar.............      (311,596)           --              --
                                     ------------  ------------  --------------
 Net increase (decrease) in shares.   (81,578,767)   27,518,947     (22,361,832)
                                     ============  ============  ==============

 On April 30, 2000, one shareholder held approximately 10% of the outstanding shares of TempFund, two shareholders held approximately 35% of TempCash, two shareholders held approximately 29% of T-Fund, three shareholders held approximately 47% of Federal Trust Fund, two shareholders held approximately 25% of Treasury Trust Fund, one shareholder held approximately 26% of MuniFund, three shareholders held approximately 59% of MuniCash, two shareholders held approximately 46% of California Money Fund and four shareholders held approximately 84% of New York Money Fund.

E. At April 30, 2000, net assets consisted of :

                              TempFund         TempCash       FedFund         T-Fund
                              Portfolio       Portfolio      Portfolio      Portfolio
                           ---------------  --------------  ------------  --------------
 Paid-in capital.........  $14,661,482,580  $2,860,843,651  $858,684,310  $2,972,442,159
 Accumulated net realized
  loss on security
  transactions...........         (266,463)       (303,400)     (215,427)       (102,408)
                           ---------------  --------------  ------------  --------------
 Total Net Assets........  $14,661,216,117  $2,860,540,251  $858,468,883  $2,972,339,751
                           ===============  ==============  ============  ==============

                             Federal        Treasury
                              Trust          Trust
                               Fund           Fund         MuniFund      MuniCash
                            Portfolio      Portfolio      Portfolio     Portfolio
                           ------------  --------------  ------------  ------------
 Paid-in capital.........  $212,610,634  $1,191,621,528  $485,312,683  $499,462,621
 Accumulated net realized
  loss on security
  transactions...........      (142,209)       (338,593)     (158,625)     (147,757)
 Amortized market
  discount...............            --              --         1,440         2,476
                           ------------  --------------  ------------  ------------
 Total Net Assets........  $212,468,425  $1,191,282,935  $485,155,498  $499,317,340
                           ============  ==============  ============  ============

                                                     California     New York
                                                     Money Fund    Money Fund
                                                     Portfolio     Portfolio
                                                    ------------  ------------
Paid-in capital.................................... $579,407,996  $241,688,951
Accumulated net realized loss on security
 transactions......................................     (126,999)      (19,149)
Amortized market discount..........................            1           682
                                                    ------------  ------------
 Total Net Assets.................................. $579,280,998  $241,670,484
                                                    ============  ============

F. At October 31, 1999, TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund had capital loss carryovers amounting to $152,774, $140,896, $227,492, $22,110, $140,720, $221,373, $142,533, $155,241, $130,710 and
$21,149 expiring at various times from 2000 to 2007, respectively. The capital loss carryovers are available to offset possible future capital gains of the corresponding portfolios.

Trustees
  Rodney D. Johnson
    Chairman
  G. Nicholas Beckwith
  Jerrold B. Harris
  Joseph Platt
  Robert C. Robb,Jr.
  Kenneth L. Urish
  Frederick W. Winter


Investment Adviser
  BlackRock Institutional Management Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809


Co-Administrators
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809


  BlackRock Institutional Management Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809


Distributor
  Provident Distributors, Inc.
  3200 Horizon Drive
  King of Prussia, PA 19406


Transfer Agent
  PFPC Inc.
  P.O. Box 8950
  Wilmington, DE 19885-9628


This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

                                                                      PIF-SA-001

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund


Investment Portfolios offered by
Provident Institutional Funds


[LOGO OF PROVIDENT INSTITUTIONAL FUNDS]


                              Semi-Annual Report

                                  April 30, 2000